UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01545

Eaton Vance Special Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2017

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Commodity Strategy Fund

Semiannual Report

April 30, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund is considered to be a commodity pool operator under CFTC regulations. The Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor. The CFTC has neither reviewed nor approved the Fund’s investment strategies.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2017

Eaton Vance

Commodity Strategy Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	63

Officers and Trustees	66

Important Notices	67

Eaton Vance

Commodity Strategy Fund

April 30, 2017

Performance1,2

Portfolio Managers John R. Baur, Michael A. Cirami, CFA and Eric A. Stein, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	04/08/2010	04/08/2010	1.63%	3.99%	–9.22%	–6.21%
Class A with 4.75% Maximum Sales Charge	—	—	–3.21	–1.02	–10.09	–6.85
Class C at NAV	04/08/2010	04/08/2010	1.37	3.15	–9.91	–6.92
Class C with 1% Maximum Sales Charge	—	—	0.37	2.15	–9.91	–6.92
Class I at NAV	04/08/2010	04/08/2010	1.87	4.29	–8.99	–6.00
Bloomberg Commodity Index Total Return	—	—	–0.76%	–1.32%	–9.73%	–6.38%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				2.46%	3.21%	2.21%
Net				1.35	2.10	1.10

Fund Profile

Commodity Exposure (% of net assets)4

Agriculture	30.52%	Industrial Metals	18.42%
Corn	7.81	Copper	8.00
Soybeans	5.77	Aluminum	5.24
Chicago Wheat	3.48	Zinc	2.77
Soybean Meal	3.03	Nickel	2.41
Sugar	2.72
Soybean Oil	2.62	Precious Metals	16.85%
Coffee	2.28	Gold	12.42
Cotton	1.58	Silver	4.43
Kansas City Wheat	1.23
		Livestock	6.90%
Energy	29.48%	Live Cattle	4.41
Natural Gas	8.37	Lean Hogs	2.49
Crude Oil-Brent	7.34
Crude Oil-WTI	6.67
RBOB Gasoline	3.63
ULS Diesel	3.47

Asset Allocation (% of net assets)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Commodity Strategy Fund

April 30, 2017

Endnotes and Additional Disclosures

[1]

Bloomberg Commodity Index Total Return is designed to provide diversified commodity exposure, with weightings based on each underlying commodity’s liquidity and economic significance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

The Gross expense ratios are as stated in the Fund’s most recent prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 2/28/18. Net expense ratios exclude interest expense associated with certain investment transactions. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Commodity Exposure reflects the Fund’s net exposure to commodities through its investment in commodity-linked derivative instruments.

[5]

Cash Equivalents are short-term, high quality instruments, including U.S. Treasurys, and may be held as collateral for the Fund’s derivative positions. Other Net Assets represents other assets less liabilities and includes any investment type that represents less than 1% of net assets.

Fund profile subject to change due to active management.

3

Eaton Vance

Commodity Strategy Fund

April 30, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 – April 30, 2017).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period* (11/1/16 – 4/30/17)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,016.30	$6.80	**	1.36%
Class C	$1,000.00	$1,013.70	$10.53	**	2.11%
Class I	$1,000.00	$1,018.70	$5.56	**	1.11%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.10	$6.81	**	1.36%
Class C	$1,000.00	$1,014.30	$10.54	**	2.11%
Class I	$1,000.00	$1,019.30	$5.56	**	1.11%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2016. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Commodity Strategy Fund

April 30, 2017

Consolidated Portfolio of Investments (Unaudited)

Investment in Affiliated Portfolio — 57.5%

Description		Value

Global Macro Absolute Return Advantage Portfolio (identified cost, $16,682,024)		$17,625,720

Total Investment in Affiliated Portfolio (identified cost $16,682,024)		$17,625,720

Short-Term Investments — 47.5%

U.S. Treasury Obligations — 43.0%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bills:
0.00%, 5/18/17(1)	$1,000	$999,685
0.00%, 6/22/17	5,000	4,995,010
0.00%, 7/20/17	5,000	4,991,570
0.00%, 11/9/17(1)	2,200	2,189,029

Total U.S. Treasury Obligations (identified cost $13,182,202)		$13,175,294

Other — 4.5%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.07%(2)	1,364,582	$1,364,991

Total Other (identified cost $1,364,848)		$1,364,991

Total Short-Term Investments (identified cost $14,547,050)		$14,540,285

Total Investments — 105.0% (identified cost $31,229,074)		$32,166,005

Other Assets, Less Liabilities — (5.0)%		$(1,530,917)

Net Assets — 100.0%		$30,635,088

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2017.

Total Return Swaps
Counterparty	Notional Amount	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Annual Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
Barclays Bank PLC	$8,100,000	Receives	Excess Return on Bloomberg Commodity 1 Month Forward Index	Pays	0.14%	5/25/17	$(366,189)
Citibank, N.A.	8,300,000	Receives	Excess Return on Bloomberg Commodity Roll Select Index	Pays	0.19	6/29/17	(250,897)
Credit Suisse International	8,300,000	Receives	Excess Return on Bloomberg Commodity Roll Select Index	Pays	0.17	8/24/17	32,969
Merrill Lynch International	7,300,000	Receives	Excess Return on Bloomberg Commodity 1 Month Forward Index	Pays	0.15	7/27/17	(107,517)

							$(691,634)

5	See Notes to Consolidated Financial Statements.

Eaton Vance

Commodity Strategy Fund

April 30, 2017

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2017
Investment in Global Macro Absolute Return Advantage Portfolio, at value (identified cost, $16,682,024)	$17,625,720
Unaffiliated investments, at value (identified cost, $13,182,202)	13,175,294
Affiliated investment, at value (identified cost, $1,364,848)	1,364,991
Dividends receivable from affiliated investment	1,134
Receivable for Fund shares sold	18,703
Receivable for open swap contracts	32,969
Receivable from affiliate	19,095
Total assets	$32,237,906

Liabilities
Payable for Fund shares redeemed	$663,496
Payable for open swap contracts	724,603
Payable for closed swap contracts	134,343
Payable to affiliates:
Investment adviser and administration fee	8,210
Distribution and service fees	3,581
Trustees’ fees	212
Accrued expenses	68,373
Total liabilities	$1,602,818
Net Assets	$30,635,088

Sources of Net Assets
Paid-in capital	$45,879,760
Accumulated net realized loss	(15,703,481)
Accumulated undistributed net investment income	213,512
Net unrealized appreciation	245,297
Total	$30,635,088

Class A Shares
Net Assets	$7,097,640
Shares Outstanding	1,317,813
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$5.39
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$5.66

Class C Shares
Net Assets	$2,529,747
Shares Outstanding	482,956
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$5.24

Class I Shares
Net Assets	$21,007,701
Shares Outstanding	3,899,741
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$5.39

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

6	See Notes to Consolidated Financial Statements.

Eaton Vance

Commodity Strategy Fund

April 30, 2017

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2017
Interest	$41,050
Dividends allocated from affiliated Portfolio (net of foreign taxes, $1,344)	14,565
Dividends from affiliated investment	6,198
Interest and other income allocated from affiliated Portfolio (net of foreign taxes, $3,445)	492,325
Expenses, excluding interest expense, allocated from affiliated Portfolio	(96,014)
Interest expense allocated from affiliated Portfolio	(1,860)
Net investment income	$456,264

Expenses
Investment adviser and administration fee	$55,418
Distribution and service fees
Class A	9,373
Class C	13,316
Trustees’ fees and expenses	1,229
Custodian fee	19,821
Transfer and dividend disbursing agent fees	11,695
Legal and accounting services	43,723
Printing and postage	18,387
Registration fees	23,725
Miscellaneous	9,741
Total expenses	$206,428
Deduct —
Allocation of expenses to affiliate	$96,756
Total expense reductions	$96,756

Net expenses	$109,672

Net investment income	$346,592

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(168)
Investment transactions — affiliated investment	475
Swap contracts	518,971
Net realized gain (loss) allocated from affiliated Portfolio —
Investment transactions	217,249
Written options	21,995
Futures contracts	65,016
Swap contracts	18,738
Forward commodity contracts	(9,459)
Foreign currency and forward foreign currency exchange contract transactions	443,816
Net realized gain	$1,276,633
Change in unrealized appreciation (depreciation) —
Investments	$(13,480)
Investments — affiliated investment	(157)
Swap contracts	(500,849)
Change in unrealized appreciation (depreciation) allocated from affiliated Portfolio —
Investments (including net increase of $1,804 in accrued foreign capital gains taxes)	(115,080)
Written options	28,620
Securities sold short	799
Futures contracts	(106,189)
Swap contracts	(288,580)
Forward commodity contracts	40,299
Foreign currency and forward foreign currency exchange contracts	(96,726)
Net change in unrealized appreciation (depreciation)	$(1,051,343)

Net realized and unrealized gain	$225,290

Net increase in net assets from operations	$571,882

7	See Notes to Consolidated Financial Statements.

Eaton Vance

Commodity Strategy Fund

April 30, 2017

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2017 (Unaudited)	Period Ended October 31, 2016(1)	Year Ended December 31, 2015
From operations —
Net investment income (loss)	$346,592	$765,574	$(1,219,166)
Net realized gain (loss) from investment transactions, written options and swaptions, securities sold short, futures contracts, swap contracts, forward commodity contracts, and foreign currency and forward foreign currency exchange contract transactions	1,276,633	1,435,370	(66,151,357)
Net change in unrealized appreciation (depreciation) from investments, written options and swaptions, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency and forward foreign currency exchange contracts	(1,051,343)	1,488,112	35,350,959
Net increase (decrease) in net assets from operations	$571,882	$3,689,056	$(32,019,564)
Distributions to shareholders —
From net investment income
Class A	$(139,122)	$(74,853)	$(301,866)
Class C	(26,073)	(122)	(109,733)
Class I	(463,229)	(446,229)	(2,452,359)
Total distributions to shareholders	$(628,424)	$(521,204)	$(2,863,958)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$1,026,742	$1,451,393	$6,273,098
Class C	238,517	331,607	1,147,777
Class I	4,713,311	4,390,124	84,318,186
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	132,686	71,357	212,334
Class C	19,874	91	89,461
Class I	401,060	359,996	2,117,293
Cost of shares redeemed
Class A	(1,481,383)	(1,919,863)	(8,635,120)
Class C	(578,086)	(859,397)	(2,886,966)
Class I	(10,504,135)	(29,533,127)	(322,928,195)
Net decrease in net assets from Fund share transactions	$(6,031,414)	$(25,707,819)	$(240,292,132)

Net decrease in net assets	$(6,087,956)	$(22,539,967)	$(275,175,654)

Net Assets
At beginning of period	$36,723,044	$59,263,011	$334,438,665
At end of period	$30,635,088	$36,723,044	$59,263,011

Accumulated undistributed net investment income included in net assets
At end of period	$213,512	$495,344	$520,998

(1)	For the ten months ended October 31, 2016.

8	See Notes to Consolidated Financial Statements.

Eaton Vance

Commodity Strategy Fund

April 30, 2017

Consolidated Financial Highlights

	Class A
	Six Months Ended April 30, 2017 (Unaudited)		Period Ended October 31, 2016(1)		Year Ended December 31,
					2015		2014		2013	2012		2011
Net asset value — Beginning of period	$5.400		$4.890		$6.640		$8.080		$9.180	$9.280		$11.140

Income (Loss) From Operations
Net investment income (loss)(2)	$0.053		$0.088		$(0.025)		$(0.079)		$(0.054)	$0.035		$(0.029)
Net realized and unrealized gain (loss)	0.035		0.476		(1.592)		(1.305)		(1.010)	(0.120)		(1.511)

Total income (loss) from operations	$0.088		$0.564		$(1.617)		$(1.384)		$(1.064)	$(0.085)		$(1.540)

Less Distributions
From net investment income	$(0.098)		$(0.054)		$(0.133)		$(0.056)		$—	$—		$(0.007)
From net realized gain	—		—		—		—		(0.036)	(0.015)		(0.313)

Total distributions	$(0.098)		$(0.054)		$(0.133)		$(0.056)		$(0.036)	$(0.015)		$(0.320)

Net asset value — End of period	$5.390		$5.400		$4.890		$6.640		$8.080	$9.180		$9.280

Total Return(3)	1.63	%(4)(5)	11.53	%(4)(5)	(24.83	)%(5)	(17.16	)%(5)	(11.60)%	(0.92	)%(5)	(13.83	)%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,098		$7,443		$7,165		$13,203		$43,845	$40,990		$59,349
Ratios (as a percentage of average daily net assets):
Expenses(6)	1.36	%(5)(7)(8)	1.37	%(5)(7)(8)	1.49	%(5)	1.50	%(5)	1.48%	1.50	%(5)	1.50	%(5)
Net investment income (loss)	1.97	%(8)	2.04	%(8)	(0.42)%		(0.96)%		(0.63)%	0.37%		(0.27)%
Portfolio Turnover	9	%(4)(9)	15	%(4)(9)	50	%(9)	111%		264%	355%		146%

(1)	For the ten months ended October 31, 2016. Effective January 1, 2016, the Fund changed its fiscal year-end from December 31 to October 31.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

The investment adviser and administrator and/or sub-adviser reimbursed operating expenses (equal to 0.58%, 0.57%, 0.14%, 0.01%, 0.09% and 0.02% of average daily net assets for the six months ended April 30, 2017, the ten months ended October 31, 2016 and the years ended December 31, 2015, 2014, 2012 and 2011, respectively). Absent this reimbursement, total return would be lower.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Includes interest expense, including allocated from the Portfolio, of 0.01% and 0.02% for the six months ended April 30, 2017 and the ten months ended October 31, 2016, respectively.

(8)	Annualized.

(9)	Percentage includes both purchases and sales of securities held directly by the Fund and the Fund’s contributions to and withdrawals from the Portfolio.

9	See Notes to Consolidated Financial Statements.

Eaton Vance

Commodity Strategy Fund

April 30, 2017

Consolidated Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2017 (Unaudited)		Period Ended October 31, 2016(1)		Year Ended December 31,
					2015		2014		2013	2012		2011
Net asset value — Beginning of period	$5.220		$4.720		$6.460		$7.850		$8.990	$9.150		$11.070

Income (Loss) From Operations
Net investment income (loss)(2)	$0.032		$0.054		$(0.071)		$(0.137)		$(0.113)	$(0.035)		$(0.108)
Net realized and unrealized gain (loss)	0.040		0.446		(1.538)		(1.253)		(0.991)	(0.115)		(1.492)

Total income (loss) from operations	$0.072		$0.500		$(1.609)		$(1.390)		$(1.104)	$(0.150)		$(1.600)

Less Distributions
From net investment income	$(0.052)		$(0.000	)(3)	$(0.131)		$—		$—	$—		$(0.007)
From net realized gain	—		—		—		—		(0.036)	(0.010)		(0.313)

Total distributions	$(0.052)		$(0.000	)(3)	$(0.131)		$—		$(0.036)	$(0.010)		$(0.320)

Net asset value — End of period	$5.240		$5.220		$4.720		$6.460		$7.850	$8.990		$9.150

Total Return(4)	1.37	%(5)(6)	10.83	%(5)(6)	(25.56	)%(6)	(17.71	)%(6)	(12.29)%	(1.64	)%(6)	(14.46	)%(6)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,530		$2,839		$3,026		$6,077		$11,911	$18,731		$26,740
Ratios (as a percentage of average daily net assets):
Expenses(7)	2.11	%(6)(8)(9)	2.12	%(6)(8)(9)	2.24	%(6)	2.25	%(6)	2.23%	2.25	%(6)	2.25	%(6)
Net investment income (loss)	1.22	%(9)	1.30	%(9)	(1.22)%		(1.74)%		(1.34)%	(0.38)%		(1.01)%
Portfolio Turnover	9	%(5)(10)	15	%(5)(10)	50	%(10)	111%		264%	355%		146%

(1)	For the ten months ended October 31, 2016. Effective January 1, 2016, the Fund changed its fiscal year-end from December 31 to October 31.

(2)	Computed using average shares outstanding.

(3)	Amount is less than $(0.0005).

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)

The investment adviser and administrator and/or sub-adviser reimbursed operating expenses (equal to 0.58%, 0.57%, 0.14%, 0.01%, 0.09% and 0.02% of average daily net assets for the six months ended April 30, 2017, the ten months ended October 31, 2016 and the years ended December 31, 2015, 2014, 2012 and 2011, respectively). Absent this reimbursement, total return would be lower.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	Includes interest expense, including allocated from the Portfolio, of 0.01% and 0.02% for the six months ended April 30, 2017 and the ten months ended October 31, 2016, respectively.

(9)	Annualized.

(10)	Percentage includes both purchases and sales of securities held directly by the Fund and the Fund’s contributions to and withdrawals from the Portfolio.

10	See Notes to Consolidated Financial Statements.

Eaton Vance

Commodity Strategy Fund

April 30, 2017

Consolidated Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2017 (Unaudited)		Period Ended October 31, 2016(1)		Year Ended December 31,
					2015		2014		2013	2012		2011
Net asset value — Beginning of period	$5.400		$4.910		$6.650		$8.120		$9.190	$9.300		$11.140

Income (Loss) From Operations
Net investment income (loss)(2)	$0.060		$0.099		$(0.041)		$(0.062)		$(0.035)	$0.059		$(0.005)
Net realized and unrealized gain (loss)	0.041		0.469		(1.565)		(1.310)		(0.999)	(0.128)		(1.515)

Total income (loss) from operations	$0.101		$0.568		$(1.606)		$(1.372)		$(1.034)	$(0.069)		$(1.520)

Less Distributions
From net investment income	$(0.111)		$(0.078)		$(0.134)		$(0.098)		$—	$(0.012)		$(0.007)
From net realized gain	—		—		—		—		(0.036)	(0.029)		(0.313)

Total distributions	$(0.111)		$(0.078)		$(0.134)		$(0.098)		$(0.036)	$(0.041)		$(0.320)

Net asset value — End of period	$5.390		$5.400		$4.910		$6.650		$8.120	$9.190		$9.300

Total Return(3)	1.87	%(4)(5)	11.78	%(4)(5)	(24.79	)%(5)	(16.95	)%(5)	(11.26)%	(0.74	)%(5)	(13.65	)%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$21,008		$26,442		$49,072		$315,158		$574,341	$289,409		$180,294
Ratios (as a percentage of average daily net assets):
Expenses(6)	1.11	%(5)(7)(8)	1.12	%(5)(7)(8)	1.24	%(5)	1.25	%(5)	1.23%	1.25	%(5)	1.25	%(5)
Net investment income (loss)	2.22	%(8)	2.31	%(8)	(0.65)%		(0.76)%		(0.41)%	0.63%		(0.05)%
Portfolio Turnover	9	%(4)(9)	15	%(4)(9)	50	%(9)	111%		264%	355%		146%

(1)	For the ten months ended October 31, 2016. Effective January 1, 2016, the Fund changed its fiscal year-end from December 31 to October 31.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment adviser and administrator and/or sub-adviser reimbursed operating expenses (equal to 0.58%, 0.57%, 0.12%, 0.01%, 0.09% and 0.02% of average daily net assets for the six months ended April 30, 2017, the ten months ended October 31, 2016 and the years ended December 31, 2015, 2014, 2012 and 2011, respectively). Absent this reimbursement, total return would be lower.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Includes interest expense, including allocated from the Portfolio, of 0.01% and 0.02% for the six months ended April 30, 2017 and the ten months ended October 31, 2016, respectively.

(8)	Annualized.

(9)	Percentage includes both purchases and sales of securities held directly by the Fund and the Fund’s contributions to and withdrawals from the Portfolio.

11	See Notes to Consolidated Financial Statements.

Eaton Vance

Commodity Strategy Fund

April 30, 2017

Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Commodity Strategy Fund (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is total return. The Fund currently pursues its objective by investing directly in securities and commodity-linked derivatives and in interests in Global Macro Absolute Return Advantage Portfolio (the Portfolio), a Massachusetts business trust managed by an affiliate of Eaton Vance Management (EVM). The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in its net assets (0.7% at April 30, 2017). The performance of the Fund is affected by the performance of the Portfolio. The Portfolio’s consolidated financial statements as of April 30, 2017, including the consolidated portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance CSF Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2017 were $3,079,713 or 10.1% of the Fund’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report. The valuation policies of the Fund for its direct investments in securities and commodity-linked derivatives are consistent with the valuation policies of the Portfolio.

B  Income — The Fund’s net investment income or loss includes the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund. Interest income on direct investments is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income on direct investments is recorded on the ex-dividend date for dividends received in cash and/or securities.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro-rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund’s pro-rata share of the estimated reserve for such taxes incurred by the Portfolio.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Fund is treated as a U.S. shareholder of the Subsidiary. As a result, the Fund is required to include in gross income for U.S. federal income tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Fund.

As of April 30, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business

12

Eaton Vance

Commodity Strategy Fund

April 30, 2017

Notes to Consolidated Financial Statements (Unaudited) — continued

trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Fund is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

H  Other — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

I  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the consolidated financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2016, the Fund, for federal income tax purposes, had deferred capital losses of $7,960,484 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2016, $4,904,031 are short-term and $3,056,453 are long-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund, including the Fund’s investment in the Subsidiary, at April 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$244,876,453

Gross unrealized appreciation	$943,761
Gross unrealized depreciation	(214,498,322)

Net unrealized depreciation	$(213,554,561)

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund and Subsidiary. Pursuant to the investment advisory and administration agreement and subsequent fee reduction agreement between the Trust and EVM and the investment advisory agreement and subsequent fee reduction agreement between the Subsidiary and EVM, the Fund and Subsidiary pay EVM an aggregate fee at an annual rate of 0.85% of the Fund’s consolidated average daily net assets up to $500 million, 0.80% from $500 million but less than $1 billion and at reduced rates on consolidated net assets of $1 billion and over, and is payable monthly. The fee reductions cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Fund who are not interested persons of EVM or the Fund and by the vote of a majority of shareholders. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The advisory fee payable by the Fund is reduced by the Fund’s allocable share of any fee paid pursuant to an investment advisory agreement by any

13

Eaton Vance

Commodity Strategy Fund

April 30, 2017

Notes to Consolidated Financial Statements (Unaudited) — continued

investment company advised by EVM or its affiliates in which the Fund invests its assets. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. For the six months ended April 30, 2017, the investment adviser and administration fee amounted to $55,418 and the Fund’s allocated portion of the investment adviser fee paid by the Portfolio totaled $86,018. For the six months ended April 30, 2017, the Fund’s investment adviser and administration fee, including the investment adviser fee allocated from the Portfolio, was 0.85% (annualized) of the Fund’s consolidated average daily net assets.

EVM has agreed to reimburse the Fund’s expenses, including expenses of the Subsidiary, to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as interest, taxes or litigation expenses) exceed 1.35%, 2.10% and 1.10% of the Fund’s consolidated average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated at any time after February 28, 2018. Pursuant to this agreement, EVM was allocated $96,756 of the Fund’s operating expenses for the six months ended April 30, 2017.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2017, EVM earned $1,089 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Consolidated Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $2,024 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2017. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund and the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund and the Portfolio who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2017 amounted to $9,373 for Class A shares. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2017, the Fund paid or accrued to EVD $9,987 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2017 amounted to $3,329 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2017, the Fund was informed that EVD received no CDSCs paid by Class A shareholders and approximately $1,000 of CDSCs paid by Class C shareholders.

6  Investment Transactions

For the six months ended April 30, 2017, increases and decreases in the Fund’s investment in the Portfolio aggregated $1,638,036 and $5,078,514, respectively.

7  Purchases and Sales of Investments

There were no purchases and sales of investments, other than short-term obligations, for the six months ended April 30, 2017.

14

Eaton Vance

Commodity Strategy Fund

April 30, 2017

Notes to Consolidated Financial Statements (Unaudited) — continued

8  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2017 (Unaudited)	Ten Months Ended October 31, 2016	Year Ended December 31, 2015

Sales	187,088	283,468	1,009,640
Issued to shareholders electing to receive payments of distributions in Fund shares	24,663	13,021	33,074
Redemptions	(273,060)	(383,150)	(1,565,218)

Net decrease	(61,309)	(86,661)	(522,504)

Class C	Six Months Ended April 30, 2017 (Unaudited)	Ten Months Ended October 31, 2016	Year Ended December 31, 2015

Sales	44,944	72,059	199,917
Issued to shareholders electing to receive payments of distributions in Fund shares	3,793	17	14,383
Redemptions	(109,102)	(170,528)	(513,839)

Net decrease	(60,365)	(98,452)	(299,539)

Class I	Six Months Ended April 30, 2017 (Unaudited)	Ten Months Ended October 31, 2016	Year Ended December 31, 2015

Sales	861,239	905,386	13,512,888
Issued to shareholders electing to receive payments of distributions in Fund shares	74,685	65,693	329,284
Redemptions	(1,929,460)	(6,081,252)	(51,250,554)

Net decrease	(993,536)	(5,110,173)	(37,408,382)

9  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2017 is included in the Consolidated Portfolio of Investments. At April 30, 2017, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to commodity risk in the normal course of pursuing its investment objective and its use of derivatives. Commodity risk is the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity. The Fund invests primarily in commodity-linked derivative instruments, including total return swap contracts based on a commodity index that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities.

The Fund enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At April 30, 2017, the fair value of derivatives with credit-related contingent features in a net liability position was $724,603. The aggregate fair value of assets pledged as collateral by the Fund for such liability was $2,057,668 at April 30, 2017.

15

Eaton Vance

Commodity Strategy Fund

April 30, 2017

Notes to Consolidated Financial Statements (Unaudited) — continued

The OTC derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund (and Subsidiary) and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is commodity risk at April 30, 2017 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Swap contracts	$32,969	(1)	$(724,603	)(2)

(1)	Consolidated Statement of Assets and Liabilities location: Receivable for open swap contracts; Net unrealized appreciation.

(2)	Consolidated Statement of Assets and Liabilities location: Payable for open swap contracts; Net unrealized appreciation.

The Fund’s derivative assets and liabilities at fair value by type, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund (and Subsidiary) for such assets and pledged by the Fund (and Subsidiary) for such liabilities as of April 30, 2017.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Credit Suisse International	$32,969	$—	$—	$—	$32,969

16

Eaton Vance

Commodity Strategy Fund

April 30, 2017

Notes to Consolidated Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Barclays Bank PLC	$(366,189)	$—	$262,683	$—	$(103,506)
Citibank, N.A.	(250,897)	—	250,897	—	—
Merrill Lynch International	(107,517)	—	107,517	—	—

	$(724,603)	$—	$621,097	$—	$(103,506)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations and whose primary underlying risk exposure is commodity risk for the six months ended April 30, 2017 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Swap contracts	$518,971	(1)	$(500,849	)(2)

(1)	Consolidated Statement of Operations location: Net realized gain (loss) – Swap contracts.

(2)	Consolidated Statement of Operations location: Change in unrealized appreciation (depreciation) – Swap contracts.

The average notional amount of swap contracts outstanding during the six months ended April 30, 2017, which is indicative of the volume of this derivative type was approximately $34,000,000.

10  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended April 30, 2017.

11  Risks Associated with Commodities

The commodities which underlie commodity-linked derivatives in which the Fund invests may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject the Fund’s investments to greater volatility than investments in traditional securities.

12  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

17

Eaton Vance

Commodity Strategy Fund

April 30, 2017

Notes to Consolidated Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Investment in Affiliated Portfolio	$17,625,720	$—	$—	$17,625,720
Short-Term Investments —
U.S. Treasury Obligations	—	13,175,294	—	13,175,294
Other	—	1,364,991	—	1,364,991

Total Investments	$17,625,720	$14,540,285	$—	$32,166,005

Swap Contracts	$—	$32,969	$—	$32,969

Total	$17,625,720	$14,573,254	$—	$32,198,974

Liability Description

Swap Contracts	$—	$(724,603)	$—	$(724,603)

Total	$—	$(724,603)	$—	$(724,603)

The Fund held no investments or other financial instruments as of October 31, 2016 whose fair value was determined using Level 3 inputs. At April 30, 2017, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

13  Fiscal Year-End Change

Effective January 1, 2016, the Fund changed its fiscal year-end from December 31 to October 31.

18

Global Macro Absolute Return Advantage Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited)

Foreign Government Bonds — 69.6%

Security		Principal Amount (000’s omitted)	Value

Albania — 1.8%
Republic of Albania, 5.75%, 11/12/20(1)	EUR	36,965	$44,548,249

Total Albania			$44,548,249

Argentina — 0.6%
Republic of Argentina, 0.75%, 6/9/17	USD	7,210	$7,181,232
Republic of Argentina, 0.75%, 9/21/17	USD	6,642	6,557,221

Total Argentina			$13,738,453

Australia — 2.6%
Australia Government Bond, 3.00%, 3/21/47(1)	AUD	95,020	$64,277,653

Total Australia			$64,277,653

Barbados — 0.8%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	20,119	$15,692,820
Barbados Government International Bond, 6.625%, 12/5/35(2)	USD	3,039	2,370,420
Barbados Government International Bond, 7.00%, 8/4/22(2)	USD	2,128	1,750,280

Total Barbados			$19,813,520

Cyprus — 5.8%
Republic of Cyprus, 3.75%, 7/26/23(1)	EUR	43,467	$49,979,278
Republic of Cyprus, 3.875%, 5/6/22(1)	EUR	20,689	24,128,591
Republic of Cyprus, 4.25%, 11/4/25(1)	EUR	57,274	67,778,922

Total Cyprus			$141,886,791

Dominican Republic — 3.5%
Dominican Republic, 10.375%, 3/4/22(1)	DOP	210,500	$4,501,954
Dominican Republic, 10.40%, 5/10/19(1)	DOP	1,350,200	28,873,529
Dominican Republic, 13.50%, 8/4/17(1)	DOP	90,800	1,934,776
Dominican Republic, 14.00%, 6/8/18(1)	DOP	1,008,800	22,248,438
Dominican Republic, 15.00%, 4/5/19(1)	DOP	532,900	12,288,087
Dominican Republic, 15.00%, 4/5/19(2)	DOP	75,000	1,729,417
Dominican Republic, 15.95%, 6/4/21(1)	DOP	201,300	5,101,555
Dominican Republic, 16.00%, 7/10/20(1)	DOP	320,000	7,840,236
Dominican Republic, 16.95%, 2/4/22(1)	DOP	98,000	2,550,131

Total Dominican Republic			$87,068,123

Security		Principal Amount (000’s omitted)	Value

Ecuador — 1.0%
Republic of Ecuador, 10.50%, 3/24/20(1)	USD	15,933	$17,127,975
Republic of Ecuador, 10.50%, 3/24/20(2)	USD	6,358	6,834,850

Total Ecuador			$23,962,825

El Salvador — 4.3%
Republic of El Salvador, 5.875%, 1/30/25(1)	USD	4,109	$3,698,100
Republic of El Salvador, 6.375%, 1/18/27(1)	USD	17,931	16,093,072
Republic of El Salvador, 7.375%, 12/1/19(1)	USD	9,658	9,742,508
Republic of El Salvador, 7.65%, 6/15/35(1)	USD	8,000	7,320,000
Republic of El Salvador, 7.75%, 1/24/23(1)	USD	35,580	36,113,700
Republic of El Salvador, 8.25%, 4/10/32(1)	USD	4,964	4,815,080
Republic of El Salvador, 8.625%, 2/28/29(1)(3)	USD	26,128	26,454,600
Republic of El Salvador, 8.625%, 2/28/29(2)	USD	1,062	1,075,275

Total El Salvador			$105,312,335

Georgia — 0.3%
Georgia Treasury Bond, 6.75%, 10/6/18	GEL	335	$135,898
Georgia Treasury Bond, 8.00%, 6/9/18	GEL	2,500	1,030,112
Georgia Treasury Bond, 10.50%, 2/5/25	GEL	1,969	869,621
Georgia Treasury Bond, 10.75%, 7/9/17	GEL	650	267,670
Georgia Treasury Bond, 11.75%, 4/28/21	GEL	2,632	1,213,465
Georgia Treasury Bond, 13.375%, 3/10/18	GEL	8,630	3,706,488
Georgia Treasury Bond, 14.375%, 7/16/20	GEL	1,998	967,212

Total Georgia			$8,190,466

Germany — 0.3%
Bundesrepublik Deutschland, 0.00%, 8/15/26(1)(3)	EUR	7,470	$7,956,751

Total Germany			$7,956,751

Greece — 0.9%
Hellenic Republic Government Bond, 4.75%, 4/17/19(1)(2)	EUR	22,037	$23,382,811

Total Greece			$23,382,811

Honduras — 1.0%
Honduras Government International Bond, 6.25%, 1/19/27(1)	USD	9,345	$9,730,762
Honduras Government International Bond, 7.50%, 3/15/24(1)	USD	4,052	4,510,403
Honduras Government International Bond, 8.75%, 12/16/20(1)	USD	9,757	11,158,495

Total Honduras			$25,399,660

19	See Notes to Consolidated Financial Statements.

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Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Iceland — 3.1%
Republic of Iceland, 5.00%, 11/15/28	ISK	884,070	$8,400,849
Republic of Iceland, 6.50%, 1/24/31	ISK	4,219,048	46,082,378
Republic of Iceland, 8.00%, 6/12/25	ISK	1,807,571	20,566,829

Total Iceland			$75,050,056

Indonesia — 3.0%
Indonesia Government Bond, 7.50%, 8/15/32	IDR	75,742,000	$5,722,274
Indonesia Government Bond, 8.25%, 5/15/36	IDR	369,355,000	29,213,933
Indonesia Government Bond, 8.375%, 3/15/34	IDR	61,365,000	4,893,915
Indonesia Government Bond, 8.75%, 5/15/31	IDR	396,320,000	32,915,166

Total Indonesia			$72,745,288

Kenya — 0.2%
Kenya Infrastructure Bond, 11.00%, 10/12/26	KES	394,300	$3,509,430
Kenya Treasury Bond, 11.855%, 5/22/17	KES	81,200	792,129

Total Kenya			$4,301,559

Lebanon — 2.4%
Lebanese Republic, 5.15%, 6/12/18(1)	USD	38,323	$39,041,556
Lebanese Republic, 5.15%, 11/12/18(1)	USD	17,053	17,342,458
Lebanese Republic, 5.45%, 11/28/19(1)	USD	2,797	2,858,562

Total Lebanon			$59,242,576

Macedonia — 5.0%
Republic of Macedonia, 3.975%, 7/24/21(1)	EUR	25,704	$28,686,100
Republic of Macedonia, 3.975%, 7/24/21(2)	EUR	34,257	38,231,393
Republic of Macedonia, 4.875%, 12/1/20(1)	EUR	32,337	37,469,377
Republic of Macedonia, 4.875%, 12/1/20(2)	EUR	15,035	17,421,285

Total Macedonia			$121,808,155

New Zealand — 5.0%
New Zealand Government Bond, 2.00%, 9/20/25(1)(4)	NZD	13,530	$9,441,426
New Zealand Government Bond, 2.50%, 9/20/35(1)(4)	NZD	51,789	37,305,460
New Zealand Government Bond, 2.50%, 9/20/40(4)	NZD	51,372	36,029,605
New Zealand Government Bond, 3.00%, 9/20/30(1)(4)	NZD	52,118	40,065,828

Total New Zealand			$122,842,319

Russia — 4.7%
Russia Government Bond, 7.75%, 9/16/26	RUB	228,940	$4,083,856
Russia Government Bond, 8.50%, 9/17/31	RUB	5,996,583	112,392,632

Total Russia			$116,476,488

Security		Principal Amount (000’s omitted)	Value

Rwanda — 0.8%
Republic of Rwanda, 6.625%, 5/2/23(1)	USD	18,359	$18,733,413

Total Rwanda			$18,733,413

Serbia — 7.1%
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	9,407,260	$83,662,454
Serbia Treasury Bond, 6.00%, 2/22/19	RSD	1,964,380	17,949,713
Serbia Treasury Bond, 10.00%, 1/24/18	RSD	357,870	3,308,673
Serbia Treasury Bond, 10.00%, 3/2/18	RSD	145,850	1,359,505
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	1,465,610	15,196,576
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	5,029,560	52,776,924
Serbia Treasury Bond, 10.00%, 10/23/24	RSD	87,500	939,295

Total Serbia			$175,193,140

Sri Lanka — 8.1%
Sri Lanka Government Bond, 8.00%, 11/15/18	LKR	4,983,550	$31,301,825
Sri Lanka Government Bond, 8.00%, 11/1/19	LKR	120,000	726,042
Sri Lanka Government Bond, 8.50%, 5/1/19	LKR	368,000	2,282,194
Sri Lanka Government Bond, 8.75%, 10/15/18	LKR	2,088,000	13,286,663
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	1,699,000	10,117,060
Sri Lanka Government Bond, 9.25%, 5/1/20	LKR	2,452,740	15,049,112
Sri Lanka Government Bond, 9.45%, 10/15/21	LKR	1,369,000	8,279,012
Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	1,785,900	10,758,742
Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	2,916,500	17,321,677
Sri Lanka Government Bond, 10.60%, 7/1/19	LKR	596,930	3,843,145
Sri Lanka Government Bond, 10.60%, 9/15/19	LKR	1,720,000	11,035,948
Sri Lanka Government Bond, 10.75%, 3/1/21	LKR	1,390,000	8,809,966
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	1,872,720	11,866,696
Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	991,000	6,179,460
Sri Lanka Government Bond, 11.00%, 8/1/25	LKR	100,000	619,703
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	3,151,870	19,288,659
Sri Lanka Government Bond, 11.00%, 5/15/30	LKR	553,000	3,279,776
Sri Lanka Government Bond, 11.20%, 7/1/22	LKR	287,580	1,819,518
Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	390,000	2,472,643
Sri Lanka Government Bond, 11.50%, 12/15/21	LKR	613,000	3,969,603
Sri Lanka Government Bond, 11.50%, 8/1/26	LKR	1,273,000	8,114,995
Sri Lanka Government Bond, 11.50%, 9/1/28	LKR	1,550,260	9,668,468

Total Sri Lanka			$200,090,907

Suriname — 1.3%
Republic of Suriname, 9.25%, 10/26/26(1)	USD	31,100	$31,566,500

Total Suriname			$31,566,500

20	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Tanzania — 2.5%
United Republic of Tanzania, 7.421%, 3/9/20(1)(5)	USD	58,298	$61,784,937

Total Tanzania			$61,784,937

Thailand — 3.2%
Thailand Government Bond, 1.25%, 3/12/28(1)(4)	THB	2,946,171	$79,847,691

Total Thailand			$79,847,691

Turkey — 0.3%
Republic of Turkey, 4.875%, 10/9/26	USD	7,072	$7,017,737

Total Turkey			$7,017,737

Total Foreign Government Bonds (identified cost $1,675,292,538)			$1,712,238,403

Foreign Corporate Bonds — 2.0%

Security		Principal Amount (000’s omitted)	Value

Argentina — 0.9%
Banco Hipotecario SA, 21.354%, 1/12/20(1)(5)	ARS	165,870	$10,839,893
YPF SA, 23.083%, 7/7/20(1)(5)	USD	10,071	10,887,326

Total Argentina			$21,727,219

Azerbaijan — 0.4%
International Bank of Azerbaijan OJSC Via Rubrika Finance Co., Ltd., 6.17%, 5/10/17(1)(6)	USD	10,300	$10,256,740

Total Azerbaijan			$10,256,740

Ecuador — 0.3%
EP PetroEcuador via Noble Sovereign Funding I, Ltd., 6.781%, 9/24/19(1)(5)	USD	6,851	$6,898,480

Total Ecuador			$6,898,480

Georgia — 0.4%
Bank of Georgia JSC, 11.00%, 6/1/18	GEL	16,810	$6,940,914
Georgian Oil and Gas Corp. JSC, 6.75%, 4/26/21(1)	USD	3,408	3,595,440

Total Georgia			$10,536,354

Total Foreign Corporate Bonds (identified cost $50,040,316)			$49,418,793

Sovereign Loans — 1.1%

Borrower	Principal Amount (000’s omitted)	Value

Ethiopia — 0.4%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 5.10%, Maturing August 1, 2021(8)(9)(10)	$9,700	$9,585,660

Total Ethiopia		$9,585,660

Kenya — 0.7%
Government of Kenya, Term Loan, 6.41%, Maturing March 9, 2019(9)	$3,134	$3,134,000
Government of Kenya, Term Loan, 6.50%, Maturing October 28, 2017(9)	14,420	14,420,000

Total Kenya		$17,554,000

Total Sovereign Loans (identified cost $26,650,934)		$27,139,660

Collateralized Mortgage Obligations — 1.6%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 2770, (Interest Only), Class SH, 6.106%, 3/15/34(11)(12)	$2,371	$499,933
Series 3572, (Interest Only), Class JS, 5.806%, 9/15/39(11)(12)	4,028	570,964
Series 3586, (Interest Only), Class GS, 5.256%, 10/15/39(11)(12)	4,882	836,319

		$1,907,216

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2015-DNA3, Class M3, 5.691%, 4/25/28(5)	$2,898	$3,310,620
Series 2016-DNA4, Class M3, 4.791%, 3/25/29(5)	5,491	5,849,872
Series 2017-DNA1, Class M2, 4.241%, 7/25/29(5)	3,465	3,542,590
Series 2017-DNA2, Class B1, 6.136%, 10/25/29(5)	5,850	5,975,769

		$18,678,851

Federal National Mortgage Association:
Series 2005-85, (Interest Only), Class SC, 5.509%, 10/25/35(11)(12)(13)	$7,636	$1,384,070
Series 2006-56, (Interest Only), Class CS, 6.219%, 7/25/36(11)(12)	3,453	683,255

21	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

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Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association: (continued)
Series 2006-72, (Interest Only), Class GI, 5.589%, 8/25/36(11)(12)(13)	$10,969	$1,966,062
Series 2006-96, (Interest Only), Class SM, 6.259%, 10/25/36(11)(12)	7,246	1,309,426
Series 2007-36, (Interest Only), Class SG, 5.609%, 4/25/37(11)(12)	5,089	869,990
Series 2010-67, (Interest Only), Class BI, 5.50%, 6/25/25(12)	847	32,621
Series 2010-109, (Interest Only), Class PS, 5.609%, 10/25/40(11)(12)	5,686	1,036,388
Series 2010-147, (Interest Only), Class KS, 4.959%, 1/25/41(11)(12)	5,230	737,458

		$8,019,270

Federal National Mortgage Association Connecticut Avenue Securities:
Series 2016-C04, Class 1M2, 5.241%, 1/25/29(5)	$3,499	$3,812,873
Series 2017-C01, Class 1M2, 4.541%, 7/25/29(5)	6,390	6,647,688

		$10,460,561

Total Collateralized Mortgage Obligations (identified cost $34,533,363)		$39,065,898

Common Stocks — 5.4%

Security	Shares	Value

Cyprus — 0.1%
Bank of Cyprus Holdings PLC(14)	617,249	$1,935,089

Total Cyprus		$1,935,089

Iceland — 2.7%
Eik Fasteignafelag HF(14)	31,446,951	$3,654,730
Eimskipafelag Islands HF	3,230,670	9,880,654
Hagar HF	18,434,255	9,350,269
HB Grandi HF	14,033,996	4,199,700
Marel HF	3,405,689	11,056,912
Reginn HF(14)	18,263,738	4,898,288
Reitir Fasteignafelag HF	10,797,555	10,414,994
Siminn HF	137,850,840	5,448,393
Sjova-Almennar Tryggingar HF	19,842,837	3,547,865
Vatryggingafelag Islands HF	35,039,701	3,577,667

Total Iceland		$66,029,472

Security	Shares	Value

Singapore — 0.5%
Yoma Strategic Holdings, Ltd.	32,962,666	$13,664,755

Total Singapore		$13,664,755

South Korea — 1.4%
AMOREPACIFIC Corp.	2,100	$538,552
AMOREPACIFIC Group	4,795	553,978
Coway Co., Ltd.	4,334	382,165
Hana Financial Group, Inc.	21,300	731,549
Hankook Tire Co., Ltd.	7,305	378,037
Hyundai Mobis Co., Ltd.	5,080	990,704
Hyundai Motor Co.	14,088	1,781,807
Hyundai Steel Co.	6,831	329,029
Industrial Bank of Korea	32,753	359,188
Kangwon Land, Inc.	16,200	514,628
KB Financial Group, Inc.	32,031	1,408,000
Kia Motors Corp.	16,500	505,081
Korea Electric Power Corp.	21,500	856,996
Korea Zinc Co., Ltd.	1,431	534,890
KT&G Corp.	12,410	1,106,708
LG Chem, Ltd.	3,300	793,743
LG Corp.	8,624	512,278
LG Display Co., Ltd.	19,684	507,219
LG Electronics, Inc.	8,600	522,051
LG Household & Health Care, Ltd.	727	552,850
Lotte Chemical Corp.	1,700	510,332
Lotte Shopping Co., Ltd.	1,837	423,635
Naver Corp.	4,625	3,250,560
POSCO	4,200	991,548
S-Oil Corp.	6,100	533,669
Samsung Biologics Co., Ltd.(14)	3,300	506,847
Samsung C&T Corp.	7,800	845,203
Samsung Electronics Co., Ltd.	2,869	5,624,466
Samsung Fire & Marine Insurance Co., Ltd.	2,300	541,493
Samsung Life Insurance Co., Ltd.	9,200	884,483
Samsung SDI Co., Ltd.	4,297	518,748
Samsung SDS Co., Ltd.	4,524	546,280
Shinhan Financial Group Co., Ltd.	25,344	1,058,147
SK Holdings Co., Ltd.	2,500	532,505
SK Hynix, Inc.	42,841	2,029,522
SK Innovation Co., Ltd.	3,677	551,642
SK Telecom Co., Ltd.	4,000	844,342
Woori Bank	45,755	599,981

Total South Korea		$34,652,856

22	See Notes to Consolidated Financial Statements.

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April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Vietnam — 0.7%
Bank for Foreign Trade of Vietnam JSC	682,000	$1,051,688
Bank for Investment and Development of Vietnam JSC	379,300	276,811
Bao Viet Holdings	127,400	321,234
Binh Minh Plastics JSC	114,300	938,797
Coteccons Construction JSC	107,400	963,368
Danang Rubber JSC	54,400	67,426
Domesco Medical Import Export JSC	155,410	622,575
HA TIEN 1 Cement JSC(14)	175,100	169,903
Hoa Phat Group JSC	585,000	755,846
Hoa Sen Group	65,600	139,316
KIDO Group Corp.	300,700	523,481
Kinh Bac City Development Share Holding Corp.(14)	414,700	270,706
Masan Group Corp.	769,400	1,502,985
PetroVietnam Drilling & Well Services JSC(14)	211,700	164,454
PetroVietnam Fertilizer & Chemical JSC	311,200	321,396
PetroVietnam Gas JSC	132,800	324,017
PetroVietnam Nhon Trach 2 Power JSC	712,300	939,770
PetroVietnam Technical Services Corp.	509,300	384,811
Pha Lai Thermal Power JSC	176,900	136,002
Saigon - Hanoi Commercial Joint Stock Bank(14)	708,700	233,732
Saigon Securities, Inc.	538,100	518,408
Saigon Thuong Tin Commercial JSB(14)	1,198,900	608,815
Tan Tao Investment & Industry JSC(14)	863,300	122,955
Vietnam Construction and Import-Export JSC	248,800	171,881
Vietnam Dairy Products JSC	367,000	2,389,634
Vietnam Joint Stock Commercial Bank for Industry and Trade	119,000	90,851
Vingroup JSC(14)	1,696,400	3,054,507

Total Vietnam		$17,065,369

Total Common Stocks (identified cost $119,034,638)		$133,347,541

Currency Options Purchased — 0.7%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)	Strike Price	Expiration Date	Value

Call SEK/Put EUR	BNP Paribas	EUR 31,189	SEK 9.55	5/2/17	$6,625
Call SEK/Put EUR	BNP Paribas	EUR 31,190	SEK 9.49	5/16/17	24,122
Call SEK/Put EUR	Citibank, N.A.	EUR 31,439	SEK 9.45	5/23/17	21,164
Call SEK/Put EUR	Citibank, N.A.	EUR 15,720	SEK 9.45	5/23/17	10,582

Description	Counterparty	Principal Amount of Contracts (000’s omitted)	Strike Price	Expiration Date	Value

Call SEK/Put EUR	Goldman Sachs International	EUR 62,377	SEK 9.44	5/1/17	$1,155
Call SEK/Put EUR	Goldman Sachs International	EUR 31,189	SEK 9.50	5/17/17	28,708
Put CNH/Call USD	BNP Paribas	USD 95,817	CNH 6.85	5/4/17	699,656
Put CNH/Call USD	BNP Paribas	USD 109,700	CNH 6.90	11/2/17	2,105,472
Put CNH/Call USD	BNP Paribas	USD 40,800	CNH 7.12	3/8/18	583,930
Put CNH/Call USD	BNP Paribas	USD 94,000	CNH 7.06	3/27/18	1,757,612
Put CNH/Call USD	Deutsche Bank AG	USD 23,400	CNH 7.15	3/12/18	309,067
Put CNH/Call USD	Goldman Sachs International	USD 47,000	CNH 7.06	3/27/18	878,806
Put CNH/Call USD	HSBC Bank USA, N.A.	USD 131,264	CNH 6.89	8/3/17	1,677,554
Put CNH/Call USD	Morgan Stanley & Co. International PLC	USD 113,275	CNH 6.85	5/4/17	851,375
Put CNH/Call USD	Standard Chartered Bank	USD 27,427	CNH 6.47	6/15/17	1,823,319
Put CNH/Call USD	Standard Chartered Bank	USD 25,590	CNH 6.47	6/15/17	1,708,542
Put CNH/Call USD	Standard Chartered Bank	USD 46,110	CNH 7.12	3/8/18	663,109
Put CNH/Call USD	Standard Chartered Bank	USD 79,300	CNH 7.06	3/27/18	1,482,751
Put EUR/Call USD	BNP Paribas	USD 103,555	USD 0.88	2/28/22	966,686
Put EUR/Call USD	Goldman Sachs International	USD 103,630	USD 0.87	2/24/22	854,326

Total Currency Options Purchased (identified cost $24,340,340)					$16,454,561

Call Options Purchased — 0.4%

Description	Counterparty	Number of Contracts	Strike Price	Expiration Date	Value

FTSE 100 Index	Goldman Sachs International	1,661	GBP 6,275.00	2/15/22	$2,112,240
Nikkei 225 Index	Goldman Sachs International	492	JPY 21,000.00	3/12/21	7,008,220

Total Call Options Purchased (identified cost $7,654,144)					$9,120,460

23	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Put Options Purchased — 0.0%(7)

Description	Counterparty	Number of Contracts	Strike Price	Expiration Date	Value

E-mini S&P 500 Index Futures 6/2017	Exchange- Traded	550	USD 2,260.00	6/16/17	$233,750
E-mini S&P 500 Index Futures 6/2017	Exchange- Traded	390	USD 2,360.00	6/16/17	477,750

Total Put Options Purchased (identified cost $3,099,814)					$711,500

Interest Rate Swaptions Purchased — 0.1%

Description	Counterparty	Expiration Date	Notional Amount	Value

Option to receive 3-month USD- LIBOR-BBA Rate and pay 3.20%	Deutsche Bank AG	10/18/17	USD 225,925,000	$1,102,252

Total Interest Rate Swaptions Purchased (identified cost $1,332,957)				$1,102,252

Short-Term Investments — 13.5%

Foreign Government Securities — 5.7%

Security		Principal Amount (000’s omitted)	Value

Egypt — 0.8%
Egypt Treasury Bill, 0.00%, 5/16/17	EGP	103,950	$5,727,772
Egypt Treasury Bill, 0.00%, 7/11/17	EGP	26,750	1,434,105
Egypt Treasury Bill, 0.00%, 7/18/17	EGP	82,950	4,431,005
Egypt Treasury Bill, 0.00%, 8/8/17	EGP	39,025	2,066,046
Egypt Treasury Bill, 0.00%, 10/3/17	EGP	36,425	1,878,370
Egypt Treasury Bill, 0.00%, 10/10/17	EGP	36,450	1,873,173
Egypt Treasury Bill, 0.00%, 10/17/17	EGP	37,325	1,896,699

Total Egypt			$19,307,170

El Salvador — 0.2%
Republic of El Salvador, 0.00%, 8/9/17(1)	USD	5,935	$5,836,939

Total El Salvador			$5,836,939

Georgia — 0.2%
Georgia Treasury Bill, 0.00%, 6/1/17	GEL	3,253	$1,322,754
Georgia Treasury Bill, 0.00%, 7/13/17	GEL	6,185	2,495,375
Georgia Treasury Bill, 0.00%, 2/1/18	GEL	420	162,907

Total Georgia			$3,981,036

Security		Principal Amount (000’s omitted)	Value

Kazakhstan — 4.5%
National Bank of Kazakhstan Note, 0.00%, 5/3/17	KZT	1,685,725	$5,350,162
National Bank of Kazakhstan Note, 0.00%, 5/10/17	KZT	3,114,100	9,864,245
National Bank of Kazakhstan Note, 0.00%, 5/19/17	KZT	8,889,330	28,087,271
National Bank of Kazakhstan Note, 0.00%, 6/23/17	KZT	5,876,790	18,391,223
National Bank of Kazakhstan Note, 0.00%, 6/30/17	KZT	34,860	108,886
National Bank of Kazakhstan Note, 0.00%, 8/25/17	KZT	11,511,255	35,425,916
National Bank of Kazakhstan Note, 0.00%, 9/29/17	KZT	1,270,400	3,874,652
National Bank of Kazakhstan Note, 0.00%, 3/9/18	KZT	3,215,000	9,432,411

Total Kazakhstan			$110,534,766

Total Foreign Government Securities (identified cost $140,004,720)			$139,659,911

U.S. Treasury Obligations — 2.2%

Security		Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 5/18/17(13)		$20,500	$20,493,543
U.S. Treasury Bill, 0.00%, 5/25/17(13)		35,000	34,984,600

Total U.S. Treasury Obligations (identified cost $55,481,276)			$55,478,143

Repurchase Agreements — 0.6%

Description		Principal Amount (000’s omitted)	Value
JPMorgan Chase Bank, N.A.:
Dated 4/12/17 with a maturity date of 5/18/17, an interest rate of 0.75% payable by the Portfolio and repurchase proceeds of EUR 4,703,529, collateralized by EUR 4,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $4,980,546.	EUR	4,706	$5,126,757
Dated 4/24/17 with a maturity date of 7/26/17, an interest rate of 0.68% payable by the Portfolio and repurchase proceeds of EUR 7,886,244, collateralized by EUR 8,174,000 Italy Treasury Bond 1.25%, due 12/1/26 and a market value, including accrued interest, of $8,302,388.	EUR	7,900	8,605,275

Total Repurchase Agreements (identified cost $13,603,416)			$13,732,032

24	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Other — 5.0%

Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 1.07%(15)	122,684,478	$122,721,284

Total Other (identified cost $122,709,015)		$122,721,284

Total Short-Term Investments (identified cost $331,798,427)		$331,591,370

Total Investments — 94.4% (identified cost $2,273,777,471)		$2,320,190,438

Currency Options Written — (0.4)%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value

Call SEK/Put EUR	Goldman Sachs International	EUR	7,660	SEK	9.44	5/1/17	$(142)
Put CNH/Call USD	Bank of America, N.A.	USD	36,417	CNH	6.85	5/4/17	(265,917)
Put CNH/Call USD	BNP Paribas	USD	59,400	CNH	6.85	5/4/17	(433,739)
Put CNH/Call USD	Citibank, N.A.	USD	109,700	CNH	6.90	11/2/17	(2,105,472)
Put CNH/Call USD	Goldman Sachs International	USD	28,300	CNH	6.85	5/4/17	(212,703)
Put CNH/Call USD	HSBC Bank USA, N.A.	USD	116,653	CNH	6.89	8/3/17	(1,490,825)
Put CNH/Call USD	Morgan Stanley & Co. International PLC	USD	9,275	CNH	6.85	5/4/17	(69,711)
Put CNH/Call USD	Morgan Stanley & Co. International PLC	USD	27,427	CNH	6.47	6/15/17	(1,823,319)
Put CNH/Call USD	Standard Chartered Bank	USD	42,500	CNH	6.85	5/4/17	(319,430)
Put CNH/Call USD	Standard Chartered Bank	USD	25,590	CNH	6.47	6/15/17	(1,708,542)
Put CNH/Call USD	UBS AG	USD	33,200	CNH	6.85	5/4/17	(249,531)

Total Currency Options Written (premiums received $12,757,821)							$(8,679,331)

Securities Sold Short — (0.5)%

Foreign Government Bonds — (0.5)%

Security		Principal Amount (000’s omitted)	Value

Italy — (0.3)%
Italy Treasury Bond, 1.25%, 12/1/26	EUR	(8,174)	$(8,256,344)

Total Italy			$(8,256,344)

Spain — (0.2)%
Spain Government Bond, 4.60%, 7/30/19	EUR	(4,000)	$(4,829,536)

Total Spain			$(4,829,536)

Total Foreign Government Bonds (proceeds $13,405,890)			$(13,085,880)

Total Securities Sold Short (proceeds $13,405,890)			$(13,085,880)

Other Assets, Less Liabilities — 6.5%			$160,681,774

Net Assets — 100.0%			$2,459,107,001

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2017, the aggregate value of these securities is $982,306,602 or 39.9% of the Portfolio’s net assets.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2017, the aggregate value of these securities is $92,795,731 or 3.8% of the Portfolio’s net assets.

(3)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(4)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(5)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2017.

(6)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal.

(7)	Amount is less than 0.05%.

(8)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(9)	Variable interest rate that updates semiannually based on changes to the London Interbank Offered Rate (LIBOR). The stated interest rate represents the rate in effect at April 30, 2017.

25	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

(10)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(11)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2017.

(12)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(13)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(14)	Non-income producing security.

(15)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2017.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	22,440,481	RON	101,591,000	UBS AG	5/2/17	$66,568	$—
RON	42,017,000	EUR	9,278,348	Bank of America, N.A.	5/2/17	—	(24,475)
RON	59,574,000	EUR	13,161,162	BNP Paribas	5/2/17	—	(41,034)
EUR	10,282,886	RON	46,637,000	BNP Paribas	5/3/17	10,100	—
RON	39,145,000	EUR	8,578,222	BNP Paribas	5/3/17	49,005	—
RON	7,492,000	EUR	1,648,042	BNP Paribas	5/3/17	2,573	—
RUB	352,301,000	USD	6,186,146	Bank of America, N.A.	5/3/17	2,309	—
RUB	162,787,000	USD	2,858,420	Bank of America, N.A.	5/3/17	1,067	—
RUB	55,000,000	USD	975,368	BNP Paribas	5/3/17	—	(9,248)
RUB	240,088,000	USD	4,215,028	Goldman Sachs International	5/3/17	2,314	—
RUB	110,937,000	USD	1,947,630	Goldman Sachs International	5/3/17	1,069	—
RUB	1,291,798,000	USD	22,683,020	HSBC Bank USA, N.A.	5/3/17	8,467	—
RUB	596,899,000	USD	10,481,106	HSBC Bank USA, N.A.	5/3/17	3,912	—
RUB	599,763,000	USD	10,685,249	HSBC Bank USA, N.A.	5/3/17	—	(149,921)
RUB	1,297,999,000	USD	23,124,871	HSBC Bank USA, N.A.	5/3/17	—	(324,458)
RUB	613,884,000	USD	10,975,934	Société Générale	5/3/17	—	(192,560)
RUB	1,328,558,000	USD	23,753,942	Société Générale	5/3/17	—	(416,736)
USD	21,262,960	RUB	1,207,000,000	Bank of America, N.A.	5/3/17	61,019	—
USD	15,001,739	RUB	914,176,000	Bank of America, N.A.	5/3/17	—	(1,056,509)
USD	16,163,904	RUB	984,996,000	Bank of America, N.A.	5/3/17	—	(1,138,355)
USD	43,758,771	RUB	2,666,572,000	Bank of America, N.A.	5/3/17	—	(3,081,744)
USD	15,466,678	RUB	877,270,000	Citibank, N.A.	5/3/17	56,714	—
COP	18,072,722,000	USD	6,271,984	BNP Paribas	5/5/17	—	(131,483)
COP	49,859,016,861	USD	17,316,969	Standard Chartered Bank	5/5/17	—	(376,558)
COP	56,551,860,139	USD	19,629,247	UBS AG	5/5/17	—	(414,834)
AUD	14,490,000	USD	10,991,824	Goldman Sachs International	5/8/17	—	(142,954)
COP	69,102,900,000	USD	23,138,423	Standard Chartered Bank	5/8/17	326,059	—
EUR	13,158,546	RON	59,574,000	BNP Paribas	5/8/17	40,069	—
PHP	728,020,000	USD	14,556,033	Citibank, N.A.	5/8/17	—	(882)
PHP	520,155,000	USD	10,415,599	Goldman Sachs International	5/8/17	—	(16,249)
PHP	533,890,000	USD	10,677,800	Standard Chartered Bank	5/8/17	—	(3,849)
PHP	577,950,000	USD	11,563,625	UBS AG	5/8/17	—	(8,792)
RON	107,174,000	EUR	23,609,208	BNP Paribas	5/8/17	—	(3,334)
TRY	180,800,000	USD	47,200,104	BNP Paribas	5/8/17	3,614,573	—
USD	50,429,477	AUD	66,478,786	Goldman Sachs International	5/8/17	655,858	—
USD	5,742,437	AUD	7,515,000	Goldman Sachs International	5/8/17	115,849	—
USD	5,277,006	AUD	6,975,000	Goldman Sachs International	5/8/17	54,724	—

26	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	22,953,678	CLP	14,742,000,000	Standard Chartered Bank	5/8/17	$870,577	$—
USD	105,373,426	EUR	97,229,933	Standard Chartered Bank	5/8/17	—	(564,805)
USD	10,832,630	PHP	538,815,000	Deutsche Bank AG	5/8/17	60,214	—
USD	7,208,710	PHP	359,210,000	Deutsche Bank AG	5/8/17	27,099	—
USD	11,020,511	PHP	548,050,000	Goldman Sachs International	5/8/17	63,462	—
USD	11,144,751	PHP	554,730,000	Morgan Stanley & Co. International PLC	5/8/17	54,151	—
USD	7,209,433	PHP	359,210,000	Morgan Stanley & Co. International PLC	5/8/17	27,823	—
USD	46,787,462	ZAR	637,802,000	BNP Paribas	5/8/17	—	(897,141)
COP	56,287,750,000	USD	18,697,143	The Bank of Nova Scotia	5/10/17	408,060	—
RON	46,637,000	EUR	10,281,186	BNP Paribas	5/10/17	—	(10,306)
RUB	2,131,810,000	USD	36,227,547	Credit Suisse International	5/10/17	1,163,207	—
RUB	541,867,000	USD	9,198,218	JPMorgan Chase Bank, N.A.	5/10/17	305,826	—
TRY	172,684,655	USD	45,641,511	UBS AG	5/10/17	2,864,586	—
USD	70,704,636	RUB	3,998,630,000	Credit Suisse International	5/10/17	570,904	—
EUR	17,602,717	SEK	167,900,000	Goldman Sachs International	5/17/17	218,094	—
RON	29,510,000	EUR	6,482,865	BNP Paribas	5/17/17	16,910	—
RON	1,195,000	EUR	264,498	BNP Paribas	5/17/17	—	(1,469)
RON	18,500,000	EUR	4,087,585	BNP Paribas	5/17/17	—	(14,946)
RON	49,375,000	EUR	10,869,565	JPMorgan Chase Bank, N.A.	5/17/17	3,566	—
RON	32,526,000	EUR	7,193,949	JPMorgan Chase Bank, N.A.	5/17/17	—	(34,248)
RSD	635,352,000	USD	5,547,472	Deutsche Bank AG	5/17/17	72,120	—
SEK	167,900,000	EUR	17,747,101	Goldman Sachs International	5/17/17	—	(375,477)
ARS	379,820,300	USD	24,441,461	BNP Paribas	5/18/17	56,609	—
ARS	82,739,500	USD	5,310,623	Citibank, N.A.	5/18/17	26,001	—
CNH	128,209,465	USD	18,812,834	Standard Chartered Bank	5/18/17	—	(252,806)
CNH	192,783,535	USD	28,301,284	Standard Chartered Bank	5/18/17	—	(393,298)
COP	11,187,648,000	USD	3,873,571	Standard Chartered Bank	5/18/17	—	(80,535)
COP	12,069,056,000	USD	4,178,747	Standard Chartered Bank	5/18/17	—	(86,880)
USD	47,930,865	CNH	320,993,000	Standard Chartered Bank	5/18/17	1,462,850	—
ARS	147,541,000	USD	9,280,184	BNP Paribas	5/22/17	218,257	—
ARS	98,218,500	USD	6,165,631	Citibank, N.A.	5/22/17	157,510	—
ARS	37,868,700	USD	2,440,780	Deutsche Bank AG	5/22/17	—	(2,857)
EGP	16,317,000	USD	958,133	Citibank, N.A.	5/22/17	—	(58,006)
MXN	955,650,000	USD	48,262,714	Standard Chartered Bank	5/22/17	2,336,560	—
USD	15,051,231	AUD	19,537,665	Goldman Sachs International	5/22/17	426,767	—
USD	46,172,100	MXN	955,650,000	Standard Chartered Bank	5/22/17	—	(4,427,174)
USD	13,565,276	NZD	19,328,435	Goldman Sachs International	5/22/17	301,194	—
CZK	899,672,000	EUR	33,448,786	JPMorgan Chase Bank, N.A.	5/24/17	72,152	—
OMR	9,970,000	USD	25,898,122	BNP Paribas	5/25/17	—	(5,829)
USD	42,755,303	EUR	40,510,994	Deutsche Bank AG	5/25/17	—	(1,419,835)
USD	25,401,274	OMR	9,970,000	BNP Paribas	5/25/17	—	(491,019)
COP	71,668,140,000	USD	24,833,035	BNP Paribas	5/26/17	—	(562,167)
USD	407,818	EUR	381,273	Goldman Sachs International	5/26/17	—	(7,961)
USD	1,452,742	EUR	1,360,914	Goldman Sachs International	5/26/17	—	(31,335)
USD	119,946,802	EUR	113,101,343	Goldman Sachs International	5/26/17	—	(3,390,221)
CZK	577,961,000	EUR	21,489,533	Société Générale	5/30/17	46,249	—

27	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	26,212,768	SEK	250,020,000	Deutsche Bank AG	5/30/17	$324,822	$—
RSD	1,573,689,000	EUR	12,594,550	Citibank, N.A.	5/30/17	172,336	—
SEK	250,020,000	EUR	26,343,073	Deutsche Bank AG	5/30/17	—	(466,947)
CZK	31,700,000	EUR	1,179,667	Goldman Sachs International	5/31/17	1,451	—
KRW	13,849,000,000	USD	12,207,893	BNP Paribas	5/31/17	—	(32,262)
RON	57,131,865	EUR	12,614,954	BNP Paribas	5/31/17	—	(41,945)
RON	37,520,000	EUR	8,287,683	JPMorgan Chase Bank, N.A.	5/31/17	—	(30,940)
USD	30,433,231	NZD	43,804,263	BNP Paribas	5/31/17	379,746	—
USD	7,259,962	NZD	10,311,933	BNP Paribas	5/31/17	185,090	—
USD	3,838,408	NZD	5,487,870	Deutsche Bank AG	5/31/17	73,258	—
USD	1,468,758	NZD	2,045,367	Deutsche Bank AG	5/31/17	65,460	—
USD	1,312,515	NZD	1,850,098	Deutsche Bank AG	5/31/17	43,189	—
USD	4,131,327	NZD	6,012,788	Deutsche Bank AG	5/31/17	6,038	—
USD	18,633,181	NZD	26,871,770	Goldman Sachs International	5/31/17	196,840	—
USD	2,079,234	NZD	2,959,385	Goldman Sachs International	5/31/17	48,842	—
USD	799,088	NZD	1,114,674	Goldman Sachs International	5/31/17	34,325	—
USD	2,123,165	NZD	3,073,918	JPMorgan Chase Bank, N.A.	5/31/17	14,193	—
USD	5,763,247	NZD	8,246,808	Standard Chartered Bank	5/31/17	105,229	—
USD	4,777,681	NZD	6,840,931	Standard Chartered Bank	5/31/17	84,216	—
RON	57,580,000	EUR	12,713,062	Deutsche Bank AG	6/2/17	—	(42,062)
USD	4,869,935	EUR	4,562,000	Standard Chartered Bank	6/2/17	—	(106,585)
USD	53,544,085	EUR	50,558,122	Standard Chartered Bank	6/2/17	—	(1,607,938)
CZK	58,317,000	EUR	2,165,905	JPMorgan Chase Bank, N.A.	6/5/17	7,468	—
OMR	5,037,000	USD	13,079,720	BNP Paribas	6/5/17	449	—
USD	38,102,314	OMR	14,937,250	BNP Paribas	6/5/17	—	(686,996)
GBP	8,918,000	USD	10,886,470	Goldman Sachs International	6/6/17	674,738	—
IDR	184,122,700,000	USD	13,637,708	Citibank, N.A.	6/6/17	132,648	—
RON	99,858,500	EUR	22,020,000	Deutsche Bank AG	6/6/17	—	(45,345)
SGD	30,755,400	USD	22,005,867	Goldman Sachs International	6/6/17	14,878	—
USD	4,589,791	GBP	3,683,000	Goldman Sachs International	6/6/17	—	(184,814)
USD	6,544,509	GBP	5,235,000	Goldman Sachs International	6/6/17	—	(242,094)
USD	7,157,736	IDR	95,877,880,000	BNP Paribas	6/6/17	—	(12,876)
USD	6,580,523	IDR	88,244,820,000	UBS AG	6/6/17	—	(19,220)
USD	33,537,851	NZD	47,655,916	JPMorgan Chase Bank, N.A.	6/6/17	846,646	—
USD	5,699,183	SGD	8,039,268	Goldman Sachs International	6/6/17	—	(56,901)
USD	21,803,063	SGD	30,755,400	Goldman Sachs International	6/6/17	—	(217,683)
USD	146	SGD	204	Standard Chartered Bank	6/6/17	—	—
USD	6,920,106	SGD	9,675,000	Standard Chartered Bank	6/6/17	—	(7,156)
KES	321,032,000	USD	3,017,218	Citibank, N.A.	6/7/17	76,023	—
KES	91,690,000	USD	861,748	Citibank, N.A.	6/7/17	21,713	—
KES	29,869,000	USD	281,120	Citibank, N.A.	6/7/17	6,677	—
USD	90,739	EUR	84,600	Standard Chartered Bank	6/8/17	—	(1,577)
USD	174,612	EUR	163,000	Standard Chartered Bank	6/8/17	—	(3,254)
USD	236,231	EUR	221,000	Standard Chartered Bank	6/8/17	—	(4,924)
USD	251,027	EUR	235,000	Standard Chartered Bank	6/8/17	—	(5,405)
USD	401,594	EUR	374,000	Standard Chartered Bank	6/8/17	—	(6,515)

28	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	633,022	EUR	594,214	Standard Chartered Bank	6/8/17	$—	$(15,385)
EUR	9,267,809	RON	42,017,000	Bank of America, N.A.	6/9/17	22,684	—
EUR	10,601,071	USD	11,346,613	Goldman Sachs International	6/9/17	221,921	—
JPY	2,867,589,000	USD	25,047,727	Standard Chartered Bank	6/9/17	713,529	—
RON	61,702,999	EUR	13,606,404	Bank of America, N.A.	6/9/17	—	(29,382)
RUB	1,258,754,000	USD	21,240,312	BNP Paribas	6/9/17	693,780	—
RUB	2,150,469,000	USD	36,227,577	Credit Suisse International	6/9/17	1,244,864	—
USD	11,429,863	EUR	10,601,071	Goldman Sachs International	6/9/17	—	(138,671)
USD	4,872,554	EUR	4,563,000	Standard Chartered Bank	6/9/17	—	(106,869)
USD	85,673,888	EUR	79,907,000	Standard Chartered Bank	6/9/17	—	(1,525,489)
USD	11,720,290	JPY	1,300,249,000	Standard Chartered Bank	6/9/17	39,381	—
USD	14,118,183	JPY	1,567,340,000	Standard Chartered Bank	6/9/17	37,837	—
USD	3,009,196	RUB	176,317,818	Citibank, N.A.	6/9/17	—	(63,185)
USD	3,986,492	RUB	235,510,000	Deutsche Bank AG	6/9/17	—	(117,326)
USD	23,551,817	RUB	1,328,558,000	Société Générale	6/9/17	401,373	—
USD	10,882,539	RUB	613,884,000	Société Générale	6/9/17	185,462	—
UGX	4,792,240,000	USD	1,244,414	Barclays Bank PLC	6/12/17	48,553	—
CNH	76,740,960	USD	11,322,066	Citibank, N.A.	6/13/17	—	(238,452)
CNH	4,378,960	USD	627,898	Goldman Sachs International	6/13/17	4,551	—
CNH	70,121,040	USD	10,349,663	Goldman Sachs International	6/13/17	—	(222,158)
SGD	41,481,937	USD	29,687,209	Standard Chartered Bank	6/13/17	15,822	—
SGD	10,118,063	USD	7,244,264	Standard Chartered Bank	6/13/17	748	—
USD	11,433,043	CNH	76,740,960	Citibank, N.A.	6/13/17	349,429	—
USD	11,100,019	CNH	74,500,000	Goldman Sachs International	6/13/17	340,065	—
USD	36,396,981	SGD	51,600,000	Standard Chartered Bank	6/13/17	—	(551,062)
UGX	9,765,350,000	USD	2,561,067	Citibank, N.A.	6/15/17	70,756	—
USD	48,324,281	JPY	5,280,370,000	Goldman Sachs International	6/15/17	875,184	—
USD	52,317,484	EUR	48,242,000	Goldman Sachs International	6/16/17	—	(347,487)
KES	517,180,000	USD	4,766,636	Citibank, N.A.	6/19/17	205,054	—
PHP	432,150,000	USD	8,562,512	Australia and New Zealand Banking Group Limited	6/20/17	15,874	—
PHP	389,920,000	USD	7,708,976	UBS AG	6/20/17	31,125	—
PHP	389,920,000	USD	7,715,077	UBS AG	6/20/17	25,023	—
USD	9,684,798	PHP	481,625,000	Citibank, N.A.	6/20/17	124,309	—
USD	5,993,677	PHP	298,605,000	Citibank, N.A.	6/20/17	66,224	—
USD	8,682,083	PHP	431,760,000	Goldman Sachs International	6/20/17	111,439	—
THB	337,330,000	USD	9,808,956	Morgan Stanley & Co. International PLC	6/22/17	—	(59,957)
THB	304,805,000	USD	8,867,055	Standard Chartered Bank	6/22/17	—	(58,043)
THB	202,425,000	USD	5,882,738	UBS AG	6/22/17	—	(32,558)
USD	142,310,385	EUR	132,374,365	JPMorgan Chase Bank, N.A.	6/22/17	—	(2,248,398)
USD	9,638,000	THB	337,330,000	Morgan Stanley & Co. International PLC	6/22/17	—	(110,999)
USD	8,772,629	THB	304,805,000	Standard Chartered Bank	6/22/17	—	(36,382)
USD	5,783,571	THB	202,425,000	UBS AG	6/22/17	—	(66,608)
USD	22,844,856	RUB	1,297,999,000	HSBC Bank USA, N.A.	6/26/17	319,766	—
USD	10,555,863	RUB	599,763,000	HSBC Bank USA, N.A.	6/26/17	147,753	—

29	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	10,352,226	RUB	596,899,000	HSBC Bank USA, N.A.	6/26/17	$—	$(6,182)
USD	22,404,100	RUB	1,291,798,000	HSBC Bank USA, N.A.	6/26/17	—	(13,379)
ARS	161,080,000	USD	10,143,577	BNP Paribas	6/27/17	46,293	—
USD	18,430,750	EUR	17,122,585	JPMorgan Chase Bank, N.A.	6/27/17	—	(273,056)
USD	1,189,184	EUR	1,084,329	Standard Chartered Bank	6/28/17	4,654	—
USD	2,964,643	EUR	2,718,011	Standard Chartered Bank	6/28/17	—	(4,532)
USD	72,251,481	EUR	67,097,706	Standard Chartered Bank	6/28/17	—	(1,046,559)
USD	49,263,897	JPY	5,327,521,000	Standard Chartered Bank	6/29/17	1,361,896	—
CZK	86,110,000	EUR	3,207,076	JPMorgan Chase Bank, N.A.	6/30/17	3,839	—
CZK	231,190,000	EUR	8,610,428	Société Générale	6/30/17	10,306	—
SGD	40,994,000	USD	29,360,597	Goldman Sachs International	6/30/17	—	(1,847)
USD	22,962,271	EUR	21,073,844	JPMorgan Chase Bank, N.A.	6/30/17	—	(61,501)
USD	58,540,993	EUR	53,726,557	JPMorgan Chase Bank, N.A.	6/30/17	—	(156,794)
USD	14,793,222	SGD	20,604,000	Goldman Sachs International	6/30/17	37,217	—
USD	14,635,897	SGD	20,390,000	Goldman Sachs International	6/30/17	33,152	—
KES	517,179,000	USD	4,753,483	Citibank, N.A.	7/3/17	204,850	—
USD	1,920,621	RUB	110,937,000	Goldman Sachs International	7/3/17	—	(1,298)
USD	4,156,576	RUB	240,088,000	Goldman Sachs International	7/3/17	—	(2,808)
USD	34,446,764	RUB	1,972,421,729	Goldman Sachs International	7/5/17	289,732	—
USD	18,004,469	ZAR	245,770,000	Deutsche Bank AG	7/5/17	—	(189,828)
USD	11,370,440	ZAR	156,173,000	Deutsche Bank AG	7/5/17	—	(191,011)
USD	15,215,972	ZAR	207,027,000	Standard Chartered Bank	7/5/17	—	(110,189)
UGX	9,821,700,000	USD	2,561,069	Citibank, N.A.	7/6/17	65,487	—
COP	32,880,231,000	USD	11,356,024	Standard Chartered Bank	7/7/17	—	(286,331)
COP	30,766,166,000	USD	10,622,759	UBS AG	7/7/17	—	(264,803)
UGX	3,727,284,000	USD	970,647	Barclays Bank PLC	7/11/17	24,215	—
IDR	67,636,770,000	USD	4,857,219	Bank of America, N.A.	7/13/17	180,357	—
IDR	115,488,230,000	USD	8,296,568	Standard Chartered Bank	7/13/17	304,977	—
USD	1,537,967	IDR	20,862,528,260	BNP Paribas	7/13/17	—	(15,870)
USD	4,639,306	IDR	63,396,120,135	BNP Paribas	7/13/17	—	(82,427)
USD	3,535,078	IDR	47,953,334,584	Citibank, N.A.	7/13/17	—	(36,479)
USD	2,356,155	IDR	31,970,673,461	Standard Chartered Bank	7/13/17	—	(25,015)
USD	1,385,687	IDR	18,942,343,560	Standard Chartered Bank	7/13/17	—	(25,136)
USD	4,714,795	KRW	5,290,000,000	Barclays Bank PLC	7/14/17	61,853	—
USD	12,025,406	KRW	13,632,000,000	Citibank, N.A.	7/14/17	35,064	—
USD	6,540,569	KRW	7,400,000,000	Citibank, N.A.	7/14/17	31,727	—
USD	3,545,408	KRW	3,960,575,000	Goldman Sachs International	7/14/17	61,792	—
USD	7,928,025	KRW	8,851,640,000	JPMorgan Chase Bank, N.A.	7/14/17	142,359	—
SEK	224,372,000	EUR	23,458,096	Goldman Sachs International	7/18/17	—	(218,401)
KRW	18,214,100,000	USD	16,234,324	BNP Paribas	7/21/17	—	(212,210)
KRW	24,463,335,000	USD	21,623,136	Bank of America, N.A.	7/25/17	—	(102,718)
KRW	22,924,565,000	USD	20,216,379	BNP Paribas	7/25/17	—	(49,618)
THB	187,581,000	USD	5,401,123	Deutsche Bank AG	7/25/17	19,155	—
USD	5,332,035	THB	187,581,000	Deutsche Bank AG	7/25/17	—	(88,243)
USD	4,869,395	THB	167,775,000	Goldman Sachs International	7/25/17	21,425	—
USD	572,925	THB	19,806,000	Goldman Sachs International	7/25/17	617	—

30	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	735,592	EUR	669,810	State Street Bank and Trust Company	7/26/17	$2,825	$—
ARS	201,832,320	USD	12,493,489	Citibank, N.A.	7/27/17	88,940	—
DOP	321,064,000	USD	6,659,697	Citibank, N.A.	7/28/17	66,793	—
USD	2,804,255	RUB	162,787,000	Bank of America, N.A.	7/28/17	—	(1,535)
USD	6,068,923	RUB	352,301,000	Bank of America, N.A.	7/28/17	—	(3,321)
SEK	68,850,000	EUR	7,204,784	Goldman Sachs International	7/31/17	—	(73,923)
KES	517,582,000	USD	4,722,464	Citibank, N.A.	8/1/17	214,951	—
THB	85,890,000	USD	2,438,671	Standard Chartered Bank	8/3/17	43,089	—
THB	42,604,000	USD	1,233,826	Standard Chartered Bank	8/3/17	—	(2,799)
USD	3,589,218	THB	128,494,000	JPMorgan Chase Bank, N.A.	8/3/17	—	(123,569)
KZT	1,933,723,000	USD	5,755,128	Goldman Sachs International	8/14/17	265,038	—
USD	21,531,442	OMR	8,447,000	BNP Paribas	8/14/17	—	(382,709)
KZT	1,061,657,000	USD	3,183,379	Goldman Sachs International	8/15/17	121,211	—
KZT	1,029,550,000	USD	3,122,214	Goldman Sachs International	8/16/17	81,841	—
EGP	68,581,000	USD	3,892,225	Citibank, N.A.	8/21/17	—	(169,667)
KZT	1,050,117,000	USD	3,183,379	Goldman Sachs International	8/21/17	81,646	—
USD	15,009,940	OMR	5,889,000	BNP Paribas	8/21/17	—	(266,604)
CNH	141,135,000	USD	20,551,147	BNP Paribas	8/22/17	—	(270,013)
CNH	134,996,435	USD	19,650,136	JPMorgan Chase Bank, N.A.	8/22/17	—	(251,115)
USD	20,946,126	CNH	141,135,000	BNP Paribas	8/22/17	664,993	—
USD	20,033,603	CNH	134,996,435	JPMorgan Chase Bank, N.A.	8/22/17	634,583	—
USD	54,888,767	OMR	21,539,450	BNP Paribas	8/28/17	—	(981,354)
THB	382,315,000	USD	11,138,092	BNP Paribas	9/7/17	—	(91,300)
THB	377,025,000	USD	10,961,622	Goldman Sachs International	9/7/17	—	(67,682)
THB	487,985,000	USD	14,189,735	Standard Chartered Bank	9/7/17	—	(89,664)
THB	388,280,000	USD	11,313,520	Standard Chartered Bank	9/7/17	—	(94,372)
USD	10,882,864	THB	382,315,000	BNP Paribas	9/7/17	—	(163,928)
USD	10,732,280	THB	377,025,000	Goldman Sachs International	9/7/17	—	(161,660)
USD	24,950,598	THB	876,265,000	Standard Chartered Bank	9/7/17	—	(368,621)
UGX	14,843,425,000	USD	3,937,248	Citibank, N.A.	9/11/17	—	(66,211)
CNH	14,705,957	USD	2,095,463	Deutsche Bank AG	9/22/17	13,396	—
CNH	16,669,000	USD	2,410,034	Deutsche Bank AG	9/22/17	—	(19,672)
CNH	29,172,200	USD	4,216,550	Deutsche Bank AG	9/22/17	—	(33,208)
CNH	60,788,000	USD	8,831,614	Deutsche Bank AG	9/22/17	—	(114,514)
CNH	176,106,264	USD	25,593,121	Deutsche Bank AG	9/22/17	—	(339,189)
CNH	51,404,000	USD	7,324,594	Standard Chartered Bank	9/22/17	46,825	—
CNH	27,401,000	USD	3,960,827	Standard Chartered Bank	9/22/17	—	(31,478)
CNH	60,000,000	USD	8,717,129	Standard Chartered Bank	9/22/17	—	(113,029)
CZK	1,150,387,000	EUR	42,867,305	JPMorgan Chase Bank, N.A.	9/22/17	53,915	—
USD	43,442,399	CNH	297,441,421	Deutsche Bank AG	9/22/17	788,803	—
USD	20,270,902	CNH	138,805,000	Standard Chartered Bank	9/22/17	366,033	—
CZK	899,672,000	EUR	33,492,368	JPMorgan Chase Bank, N.A.	9/25/17	77,983	—
UGX	8,113,360,000	USD	2,160,682	Barclays Bank PLC	9/25/17	—	(55,636)
CZK	1,366,694,000	EUR	50,866,355	JPMorgan Chase Bank, N.A.	9/27/17	131,832	—
CZK	577,961,000	EUR	21,509,527	Société Générale	9/29/17	57,308	—

31	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
UGX	6,291,485,000	USD	1,665,736	JPMorgan Chase Bank, N.A.	9/29/17	$—	$(35,771)
UGX	6,288,150,000	USD	1,665,735	JPMorgan Chase Bank, N.A.	9/29/17	—	(36,634)
UGX	12,716,915,000	USD	3,364,263	Citibank, N.A.	10/10/17	—	(82,830)
UGX	12,757,190,000	USD	3,378,493	Citibank, N.A.	10/10/17	—	(86,667)
USD	12,834,615	CNH	89,467,535	BNP Paribas	10/10/17	20,281	—
USD	16,797,105	CNH	117,185,000	JPMorgan Chase Bank, N.A.	10/10/17	12,829	—
USD	401,520	CNH	2,800,000	Standard Chartered Bank	10/10/17	479	—
USD	7,728,974	THB	271,828,000	Deutsche Bank AG	11/10/17	—	(125,521)
USD	4,566,818	THB	161,026,000	Standard Chartered Bank	11/10/17	—	(86,043)
KZT	1,061,553,000	USD	3,122,215	Goldman Sachs International	11/15/17	126,270	—
THB	193,030,000	USD	5,413,068	Deutsche Bank AG	11/16/17	164,695	—
USD	5,575,679	THB	193,030,000	Deutsche Bank AG	11/16/17	—	(2,084)
USD	5,413,068	THB	193,030,000	Deutsche Bank AG	11/16/17	—	(164,695)
USD	1,024,312	THB	36,486,000	JPMorgan Chase Bank, N.A.	11/16/17	—	(29,981)
USD	39,357,699	AED	148,012,500	BNP Paribas	2/5/18	—	(900,364)
USD	26,238,617	AED	98,833,000	BNP Paribas	2/8/18	—	(642,388)
USD	47,079,217	AED	177,281,500	BNP Paribas	2/8/18	—	(1,138,534)
USD	9,596,321	THB	330,986,710	Deutsche Bank AG	3/26/18	27,291	—
USD	4,830,796	THB	166,312,223	Deutsche Bank AG	3/26/18	22,607	—
USD	6,544,730	THB	226,500,000	Deutsche Bank AG	3/26/18	—	(3,525)
USD	4,774,858	THB	165,795,000	Deutsche Bank AG	3/26/18	—	(18,378)
USD	6,445,933	THB	221,740,112	JPMorgan Chase Bank, N.A.	3/26/18	35,290	—
USD	7,687,428	THB	264,831,895	JPMorgan Chase Bank, N.A.	3/26/18	30,974	—
USD	4,375,543	THB	151,000,000	JPMorgan Chase Bank, N.A.	3/26/18	10,040	—
USD	3,177,283	THB	110,378,800	JPMorgan Chase Bank, N.A.	3/26/18	—	(13,837)
USD	2,249,031	THB	78,300,000	Citibank, N.A.	3/27/18	—	(14,678)
USD	5,400,747	THB	188,000,000	Deutsche Bank AG	3/27/18	—	(34,467)
USD	5,371,945	AED	19,895,000	Standard Chartered Bank	5/17/18	—	(35,090)
USD	8,745,037	AED	32,375,000	Standard Chartered Bank	5/17/18	—	(53,795)
USD	5,222,340	OMR	2,115,100	Standard Chartered Bank	5/21/18	—	(224,564)
USD	9,996,723	OMR	4,148,640	BNP Paribas	8/15/18	—	(648,294)
USD	22,500,000	OMR	9,293,625	BNP Paribas	8/22/18	—	(1,339,521)
USD	2,494,243	OMR	1,029,000	BNP Paribas	9/4/18	—	(143,848)
USD	3,358,779	OMR	1,386,000	BNP Paribas	9/17/18	—	(192,623)
USD	5,917,956	AED	22,000,000	Standard Chartered Bank	9/26/18	—	(58,090)
USD	4,425,953	OMR	1,835,000	BNP Paribas	12/19/18	—	(257,592)
USD	10,249,093	OMR	4,238,000	BNP Paribas	1/23/19	—	(551,865)
USD	10,251,511	OMR	4,239,000	BNP Paribas	1/24/19	—	(551,542)
USD	25,240,506	OMR	9,970,000	BNP Paribas	4/3/19	—	(94,716)
USD	3,783,852	OMR	1,495,000	BNP Paribas	4/8/19	—	(14,367)
USD	3,785,611	OMR	1,495,506	Standard Chartered Bank	4/24/19	—	(11,356)
USD	12,639,900	OMR	5,037,000	BNP Paribas	5/2/19	—	(144,364)

						$33,925,506	$(45,975,172)

32	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

Commodity Futures
WTI Crude Oil	276	Short	May-17	$(14,826,887)	$(13,615,246)	$1,211,641
WTI Crude Oil	236	Short	Aug-17	(12,998,709)	(11,819,047)	1,179,662

Equity Futures
MSCI Singapore Index	1,409	Short	May-17	(34,829,856)	(35,011,637)	(181,781)
TOPIX Index	40	Short	Jun-17	(5,527,864)	(5,498,591)	29,273

Interest Rate Futures
Euro-BTP	1,310	Short	Jun-17	(185,820,672)	(187,947,990)	(2,127,318)
U.S. 5-Year Deliverable Interest Rate Swap	194	Short	Jun-17	(18,761,048)	(18,718,080)	42,968
U.S. 10-Year Deliverable Interest Rate Swap	1,509	Short	Jun-17	(136,961,183)	(139,841,971)	(2,880,788)

						$(2,726,343)

Euro-BTP: Long-term debt securities issued by the Republic of Italy with a remaining term to maturity of 8.5 to 11 years.

TOPIX Index: Market capitalization-weighted stock index of all companies listed on the First Section of the Tokyo Stock Exchange.

WTI: West Texas Intermediate

Centrally Cleared Inflation Swaps
Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Net Unrealized Depreciation

LCH.Clearnet	$121,274	Receives	Return on CPI-U (NSA)	Pays	2.22%	1/26/22	$(693,542)

							$(693,542)

CPI-U (NSA) – Consumer Price Index All Urban Non-Seasonally Adjusted

Inflation Swaps
Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Net Unrealized Depreciation

Bank of America, N.A.	$109,052	Receives	Return on CPI-U (NSA)	Pays	2.22%	1/26/22	$(601,886)
Bank of America, N.A.	68,530	Receives	Return on CPI-U (NSA)	Pays	2.10	4/18/22	(172,260)

							$(774,146)

CPI-U (NSA) – Consumer Price Index All Urban Non-Seasonally Adjusted

33	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)			Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)

CME Group, Inc.	BRL	154,602		Pays	Brazil CETIP Interbank Deposit Rate	9.33%		1/2/19	$(38,756)
CME Group, Inc.	BRL	155,414		Pays	Brazil CETIP Interbank Deposit Rate	9.35		1/2/19	(18,534)
CME Group, Inc.	BRL	308,680		Pays	Brazil CETIP Interbank Deposit Rate	9.35		1/2/19	(36,812)
CME Group, Inc.	BRL	308,739		Pays	Brazil CETIP Interbank Deposit Rate	9.31		1/2/19	(100,442)
CME Group, Inc.	BRL	464,449		Pays	Brazil CETIP Interbank Deposit Rate	9.38		1/2/19	(3,886)
CME Group, Inc.	BRL	545,540		Pays	Brazil CETIP Interbank Deposit Rate	9.39		1/2/19	62,528
CME Group, Inc.(1)	EUR	90,736		Pays	6-month Euro Interbank Offered Rate	0.50	(2)	6/21/27	727,481
LCH.Clearnet(1)	EUR	16,225		Receives	6-month Euro Interbank Offered Rate	0.00	(2)	6/21/20	(37,047)
LCH.Clearnet(1)	EUR	0	(3)	Receives	6-month Euro Interbank Offered Rate	0.25	(2)	12/21/21	2
LCH.Clearnet(1)	EUR	172,175		Receives	6-month Euro Interbank Offered Rate	0.00	(2)	6/21/22	(830,488)
LCH.Clearnet(1)	EUR	0	(3)	Receives	6-month Euro Interbank Offered Rate	1.00	(2)	6/15/26	3
LCH.Clearnet(1)	EUR	0	(3)	Pays	6-month Euro Interbank Offered Rate	0.75	(2)	3/15/27	0
LCH.Clearnet(1)	EUR	56,435		Receives	6-month Euro Interbank Offered Rate	0.50	(2)	6/21/27	(473,998)
LCH.Clearnet	HUF	2,149,708		Receives	6-month HUF BUBOR	1.27		12/13/21	(36,654)
LCH.Clearnet	HUF	5,785,420		Receives	6-month HUF BUBOR	1.46		1/12/22	(255,770)
LCH.Clearnet	HUF	5,322,580		Receives	6-month HUF BUBOR	1.44		1/13/22	(212,381)
LCH.Clearnet	HUF	3,089,400		Receives	6-month HUF BUBOR	1.92		7/28/26	309,439
LCH.Clearnet	HUF	2,174,000		Receives	6-month HUF BUBOR	1.94		8/1/26	208,806
LCH.Clearnet	HUF	833,096		Receives	6-month HUF BUBOR	1.94		9/21/26	96,596
LCH.Clearnet	HUF	854,457		Receives	6-month HUF BUBOR	1.93		9/21/26	100,441
LCH.Clearnet	HUF	2,107,661		Receives	6-month HUF BUBOR	1.89		9/21/26	276,093
LCH.Clearnet	HUF	848,760		Receives	6-month HUF BUBOR	2.14		10/13/26	48,164
LCH.Clearnet	HUF	863,002		Receives	6-month HUF BUBOR	2.09		10/19/26	65,095
LCH.Clearnet	HUF	1,295,926		Receives	6-month HUF BUBOR	2.09		10/19/26	97,881
LCH.Clearnet	HUF	940,473		Receives	6-month HUF BUBOR	2.04		10/20/26	86,403
LCH.Clearnet	HUF	1,295,926		Receives	6-month HUF BUBOR	2.04		10/20/26	119,059
LCH.Clearnet	HUF	972,374		Receives	6-month HUF BUBOR	2.08		10/28/26	128,781
LCH.Clearnet	HUF	2,407,181		Receives	6-month HUF BUBOR	2.06		10/28/26	211,653
LCH.Clearnet	HUF	1,456,978		Receives	6-month HUF BUBOR	2.09		11/2/26	139,075
LCH.Clearnet	HUF	975,542		Receives	6-month HUF BUBOR	2.18		11/3/26	63,917
LCH.Clearnet	HUF	5,260,958		Receives	6-month HUF BUBOR	2.13		11/4/26	423,709
LCH.Clearnet	HUF	956,538		Receives	6-month HUF BUBOR	2.15		11/7/26	63,546
LCH.Clearnet	HUF	950,203		Receives	6-month HUF BUBOR	2.12		11/8/26	82,306
LCH.Clearnet	HUF	2,616,226		Receives	6-month HUF BUBOR	2.14		11/10/26	205,549
LCH.Clearnet	HUF	4,379,300		Receives	6-month HUF BUBOR	2.66		2/8/27	(254,147)
LCH.Clearnet	JPY	1,114,835		Receives	6-month JPY-LIBOR-BBA	0.62		12/19/46	358,472
LCH.Clearnet	JPY	1,206,794		Receives	6-month JPY-LIBOR-BBA	0.81		12/19/46	(196,406)
LCH.Clearnet	JPY	1,346,165		Receives	6-month JPY-LIBOR-BBA	0.61		12/19/46	461,407
LCH.Clearnet	JPY	1,413,260		Receives	6-month JPY-LIBOR-BBA	0.78		12/19/46	(124,321)
LCH.Clearnet(1)	JPY	469,100		Receives	6-month JPY-LIBOR-BBA	0.85		6/19/47	(102,216)
LCH.Clearnet(1)	JPY	469,100		Receives	6-month JPY-LIBOR-BBA	0.86		6/19/47	(105,697)
LCH.Clearnet	NZD	20,093		Pays	3-month NZD Bank Bill	4.96		4/29/24	1,594,670
LCH.Clearnet	NZD	11,875		Pays	3-month NZD Bank Bill	3.77		3/5/25	334,599
LCH.Clearnet	NZD	11,470		Pays	3-month NZD Bank Bill	4.05		6/16/25	559,578
LCH.Clearnet	NZD	25,600		Receives	3-month NZD Bank Bill	3.40		4/28/27	(47,166)

34	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	PLN	31,365	Pays	6-month PLN WIBOR	2.41%		12/13/21	$30,664
LCH.Clearnet	PLN	84,093	Pays	6-month PLN WIBOR	2.46		1/12/22	112,339
LCH.Clearnet	PLN	86,972	Pays	6-month PLN WIBOR	2.44		1/13/22	89,052
LCH.Clearnet	PLN	43,620	Pays	6-month PLN WIBOR	2.23		7/28/26	(394,591)
LCH.Clearnet	PLN	31,466	Pays	6-month PLN WIBOR	2.22		8/1/26	(290,136)
LCH.Clearnet	PLN	11,391	Pays	6-month PLN WIBOR	2.28		9/21/26	(95,942)
LCH.Clearnet	PLN	11,676	Pays	6-month PLN WIBOR	2.30		9/21/26	(93,016)
LCH.Clearnet	PLN	30,472	Pays	6-month PLN WIBOR	2.30		9/21/26	(242,753)
LCH.Clearnet	PLN	12,047	Pays	6-month PLN WIBOR	2.49		10/13/26	(46,150)
LCH.Clearnet	PLN	12,246	Pays	6-month PLN WIBOR	2.47		10/19/26	(53,708)
LCH.Clearnet	PLN	18,369	Pays	6-month PLN WIBOR	2.46		10/19/26	(84,742)
LCH.Clearnet	PLN	13,442	Pays	6-month PLN WIBOR	2.43		10/20/26	(71,330)
LCH.Clearnet	PLN	18,368	Pays	6-month PLN WIBOR	2.44		10/20/26	(92,036)
LCH.Clearnet	PLN	13,914	Pays	6-month PLN WIBOR	2.47		10/28/26	(62,308)
LCH.Clearnet	PLN	34,786	Pays	6-month PLN WIBOR	2.46		10/28/26	(163,685)
LCH.Clearnet	PLN	20,872	Pays	6-month PLN WIBOR	2.50		10/31/26	(80,143)
LCH.Clearnet	PLN	13,915	Pays	6-month PLN WIBOR	2.56		11/2/26	(65,521)
LCH.Clearnet	PLN	76,529	Pays	6-month PLN WIBOR	2.51		11/4/26	(440,621)
LCH.Clearnet	PLN	13,914	Pays	6-month PLN WIBOR	2.54		11/7/26	(72,655)
LCH.Clearnet	PLN	13,914	Pays	6-month PLN WIBOR	2.50		11/8/26	(85,458)
LCH.Clearnet	PLN	38,455	Pays	6-month PLN WIBOR	2.52		11/10/26	(222,805)
LCH.Clearnet	PLN	54,047	Pays	6-month PLN WIBOR	3.00		2/8/27	223,435
LCH.Clearnet(1)	USD	2,906	Receives	3-month USD-LIBOR-BBA	1.25	(2)	6/21/19	(11,603)
LCH.Clearnet	USD	6,478	Pays	3-month USD-LIBOR-BBA	1.75		7/31/20	68,901
LCH.Clearnet	USD	12,230	Pays	3-month USD-LIBOR-BBA	1.74		7/31/20	20,565
LCH.Clearnet	USD	15,290	Pays	3-month USD-LIBOR-BBA	1.74		7/31/20	25,580
LCH.Clearnet	USD	16,334	Pays	3-month USD-LIBOR-BBA	1.74		8/12/20	19,457
LCH.Clearnet	USD	17,380	Pays	3-month USD-LIBOR-BBA	1.62		8/14/20	(50,193)
LCH.Clearnet	USD	8,898	Pays	3-month USD-LIBOR-BBA	1.68		8/17/20	(8,718)
LCH.Clearnet	USD	9,533	Pays	3-month USD-LIBOR-BBA	1.68		8/17/20	(9,340)
LCH.Clearnet	USD	19,667	Pays	3-month USD-LIBOR-BBA	1.69		8/17/20	(13,236)
LCH.Clearnet	USD	32,698	Pays	3-month USD-LIBOR-BBA	1.70		8/19/20	(16,243)
LCH.Clearnet	USD	9,452	Pays	3-month USD-LIBOR-BBA	1.56		8/22/20	(49,318)
LCH.Clearnet	USD	19,470	Pays	3-month USD-LIBOR-BBA	1.55		8/22/20	(108,225)
LCH.Clearnet	USD	33,453	Pays	3-month USD-LIBOR-BBA	1.57		9/17/20	(200,938)
LCH.Clearnet	USD	24,270	Pays	3-month USD-LIBOR-BBA	1.65		9/18/20	(78,069)
LCH.Clearnet	USD	1,310	Pays	3-month USD-LIBOR-BBA	1.55		9/23/20	(9,048)
LCH.Clearnet	USD	9,330	Pays	3-month USD-LIBOR-BBA	1.43		10/28/20	(110,593)
LCH.Clearnet	USD	9,330	Pays	3-month USD-LIBOR-BBA	1.42		10/28/20	(111,386)
LCH.Clearnet	USD	9,622	Pays	3-month USD-LIBOR-BBA	1.54		11/5/20	(29,512)
LCH.Clearnet	USD	19,245	Pays	3-month USD-LIBOR-BBA	1.53		11/5/20	(65,586)
LCH.Clearnet	USD	9,312	Pays	3-month USD-LIBOR-BBA	1.56		11/9/20	(24,720)
LCH.Clearnet	USD	12,726	Pays	3-month USD-LIBOR-BBA	1.67		11/12/20	21,467
LCH.Clearnet	USD	6,834	Pays	3-month USD-LIBOR-BBA	1.11		2/23/21	(175,431)
LCH.Clearnet	USD	6,626	Pays	3-month USD-LIBOR-BBA	1.17		2/25/21	(156,092)

35	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	USD	13,253	Pays	3-month USD-LIBOR-BBA	1.17%	2/25/21	$(313,232)
LCH.Clearnet	USD	16,620	Pays	3-month USD-LIBOR-BBA	1.27	3/7/21	(332,576)
LCH.Clearnet	USD	10,900	Pays	3-month USD-LIBOR-BBA	1.16	6/23/21	(269,809)
LCH.Clearnet	USD	7,270	Pays	3-month USD-LIBOR-BBA	1.17	6/24/21	(176,907)
LCH.Clearnet	USD	9,979	Pays	3-month USD-LIBOR-BBA	1.18	6/24/21	(238,929)
LCH.Clearnet	USD	9,979	Pays	3-month USD-LIBOR-BBA	1.21	6/27/21	(225,677)
LCH.Clearnet	USD	9,979	Pays	3-month USD-LIBOR-BBA	1.21	6/27/21	(226,762)
LCH.Clearnet	USD	9,980	Pays	3-month USD-LIBOR-BBA	1.19	6/27/21	(234,378)
LCH.Clearnet	USD	11,050	Pays	3-month USD-LIBOR-BBA	0.97	6/28/21	(366,910)
LCH.Clearnet	USD	8,890	Pays	3-month USD-LIBOR-BBA	0.96	6/29/21	(295,794)
LCH.Clearnet	USD	9,978	Pays	3-month USD-LIBOR-BBA	0.97	6/29/21	(330,475)
LCH.Clearnet	USD	9,978	Pays	3-month USD-LIBOR-BBA	0.96	6/29/21	(334,599)
LCH.Clearnet	USD	36,174	Pays	3-month USD-LIBOR-BBA	1.20	9/1/21	(1,001,821)
LCH.Clearnet	USD	30,898	Pays	3-month USD-LIBOR-BBA	1.21	9/2/21	(839,936)
LCH.Clearnet	USD	26,930	Pays	3-month USD-LIBOR-BBA	1.96	1/6/22	225,463
LCH.Clearnet	USD	10,838	Pays	3-month USD-LIBOR-BBA	2.10	7/27/22	141,704
LCH.Clearnet	USD	11,426	Pays	3-month USD-LIBOR-BBA	2.06	7/30/22	89,086
LCH.Clearnet	USD	4,855	Pays	3-month USD-LIBOR-BBA	1.59	4/12/26	(241,391)
LCH.Clearnet	USD	6,620	Pays	3-month USD-LIBOR-BBA	1.59	4/12/26	(329,419)
LCH.Clearnet	USD	9,340	Pays	3-month USD-LIBOR-BBA	1.68	5/6/26	(349,797)
LCH.Clearnet	USD	9,340	Pays	3-month USD-LIBOR-BBA	1.68	5/6/26	(353,048)
LCH.Clearnet	USD	3,030	Pays	3-month USD-LIBOR-BBA	1.66	5/9/26	(119,030)
LCH.Clearnet	USD	11,023	Pays	3-month USD-LIBOR-BBA	1.60	5/18/26	(497,413)
LCH.Clearnet	USD	2,769	Pays	3-month USD-LIBOR-BBA	1.72	5/20/26	(94,953)
LCH.Clearnet	USD	5,537	Pays	3-month USD-LIBOR-BBA	1.65	5/20/26	(223,815)
LCH.Clearnet	USD	19,310	Pays	3-month USD-LIBOR-BBA	1.69	6/3/26	(738,419)

							$(7,002,696)

(1)	Effective date, which represents the date on which the Portfolio and the counterparty to the interest rate swap begin interest payment accrual, is after April 30, 2017.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

(3)	Notional amount is less than EUR 500.

Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Australia and New Zealand Banking Group Limited	KRW	10,399,175	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.91%	2/7/27	$(30,918)
Bank of America, N.A.	KRW	16,852,872	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.31	10/7/21	251,506
Bank of America, N.A.	KRW	18,861,477	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.42	10/27/21	201,895
Bank of America, N.A.	SAR	45,600	Receives	3-month Saudi Riyal Interbank Offered Rate	3.37	4/11/26	697,893

36	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	SAR	33,371	Receives	3-month Saudi Riyal Interbank Offered Rate	3.43%	5/10/26	$233,304
Bank of America, N.A.	SAR	33,434	Receives	3-month Saudi Riyal Interbank Offered Rate	3.57	5/23/26	132,790
BNP Paribas	KRW	42,483,815	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.31	10/7/21	631,891
BNP Paribas	KRW	6,695,245	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.83	1/17/27	32,162
BNP Paribas	KRW	4,737,825	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.92	2/7/27	(18,135)
BNP Paribas	KRW	4,552,195	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.79	1/17/37	107,545
BNP Paribas	KRW	2,347,920	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.85	2/7/37	31,161
Citibank, N.A.	COP	53,767,100	Pays	Colombia Overnight Interbank Reference Rate	5.88	2/24/19	229,202
Citibank, N.A.	COP	135,308,000	Pays	Colombia Overnight Interbank Reference Rate	5.84	2/27/19	551,161
Citibank, N.A.	COP	53,766,800	Pays	Colombia Overnight Interbank Reference Rate	5.62	3/1/19	143,938
Citibank, N.A.	COP	82,252,400	Pays	Colombia Overnight Interbank Reference Rate	5.75	3/3/19	293,368
Citibank, N.A.	COP	82,252,400	Pays	Colombia Overnight Interbank Reference Rate	5.74	3/6/19	293,237
Citibank, N.A.	KRW	40,771,523	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.40	10/27/21	464,113
Citibank, N.A.	KRW	9,903,755	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.84	1/17/27	43,533
Credit Suisse International	RUB	1,911,075	Pays	3-month Moscow Prime Offered Rate	11.56	10/16/18	2,832,206
Credit Suisse International	RUB	637,025	Pays	3-month Moscow Prime Offered Rate	11.40	10/19/18	920,773
Credit Suisse International	RUB	955,538	Pays	3-month Moscow Prime Offered Rate	11.30	10/20/18	1,351,456
Credit Suisse International	RUB	624,534	Pays	3-month Moscow Prime Offered Rate	11.25	10/21/18	878,115
Deutsche Bank AG	AED	35,730	Receives	3-month Emirates Interbank Offered Rate	2.74	6/27/21	(219,291)
Deutsche Bank AG	AED	35,731	Receives	3-month Emirates Interbank Offered Rate	2.76	6/27/21	(228,687)
Deutsche Bank AG	AED	35,731	Receives	3-month Emirates Interbank Offered Rate	2.80	6/27/21	(245,118)
Deutsche Bank AG	AED	35,700	Receives	3-month Emirates Interbank Offered Rate	2.40	6/28/21	(56,665)
Deutsche Bank AG	AED	35,745	Receives	3-month Emirates Interbank Offered Rate	2.39	6/29/21	(53,350)
Deutsche Bank AG	AED	39,320	Receives	3-month Emirates Interbank Offered Rate	2.37	6/29/21	(45,536)

37	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Deutsche Bank AG	COP	129,980,600	Pays	Colombia Overnight Interbank Reference Rate	5.49%	3/21/19	$260,076
Deutsche Bank AG	COP	25,671,200	Pays	Colombia Overnight Interbank Reference Rate	5.41	3/22/19	44,962
Deutsche Bank AG	COP	129,088,100	Pays	Colombia Overnight Interbank Reference Rate	5.36	3/26/19	188,757
Deutsche Bank AG	SAR	100,650	Receives	3-month Saudi Riyal Interbank Offered Rate	3.03	8/2/20	(560,218)
Deutsche Bank AG	SAR	183,300	Receives	3-month Saudi Riyal Interbank Offered Rate	3.09	11/12/20	(610,680)
Deutsche Bank AG	SAR	78,019	Receives	3-month Saudi Riyal Interbank Offered Rate	2.64	2/25/21	332,346
Deutsche Bank AG	SAR	65,016	Receives	3-month Saudi Riyal Interbank Offered Rate	2.76	3/7/21	205,171
Goldman Sachs International	AED	21,502	Receives	3-month Emirates Interbank Offered Rate	2.50	6/13/21	(68,179)
Goldman Sachs International	AED	21,500	Receives	3-month Emirates Interbank Offered Rate	2.51	6/15/21	(68,739)
Goldman Sachs International	AED	21,503	Receives	3-month Emirates Interbank Offered Rate	2.59	6/16/21	(91,800)
Goldman Sachs International	AED	21,503	Receives	3-month Emirates Interbank Offered Rate	2.52	6/21/21	(69,958)
Goldman Sachs International	AED	42,875	Receives	3-month Emirates Interbank Offered Rate	2.76	6/23/21	(274,387)
Goldman Sachs International	AED	28,584	Receives	3-month Emirates Interbank Offered Rate	2.79	6/27/21	(192,334)
Goldman Sachs International	AED	28,584	Receives	3-month Emirates Interbank Offered Rate	2.80	6/27/21	(196,089)
Goldman Sachs International	COP	133,274,400	Pays	Colombia Overnight Interbank Reference Rate	6.00	2/22/19	666,400
Goldman Sachs International	COP	186,584,200	Pays	Colombia Overnight Interbank Reference Rate	5.95	2/23/19	876,249
Goldman Sachs International	COP	110,070,000	Pays	Colombia Overnight Interbank Reference Rate	5.82	2/27/19	433,990
Goldman Sachs International	COP	39,258,700	Pays	Colombia Overnight Interbank Reference Rate	5.83	2/28/19	158,068
Goldman Sachs International	COP	135,879,000	Pays	Colombia Overnight Interbank Reference Rate	5.65	3/1/19	390,343
Goldman Sachs International	COP	129,980,700	Pays	Colombia Overnight Interbank Reference Rate	5.49	3/21/19	255,879
Goldman Sachs International	ILS	134,768	Receives	3-month Tel Aviv Interbank Offered Rate	0.73	9/1/21	(115,117)
Goldman Sachs International	ILS	118,400	Receives	3-month Tel Aviv Interbank Offered Rate	0.76	9/2/21	(152,846)
Goldman Sachs International	RUB	1,519,301	Pays	3-month Moscow Prime Offered Rate	10.16	3/18/20	1,018,202
Goldman Sachs International	SAR	61,080	Receives	3-month Saudi Riyal Interbank Offered Rate	2.16	8/3/20	208,477

38	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Goldman Sachs International	SAR	60,729	Receives	3-month Saudi Riyal Interbank Offered Rate	2.35%	8/12/20	$96,010
Goldman Sachs International	SAR	71,420	Receives	3-month Saudi Riyal Interbank Offered Rate	2.40	8/17/20	80,896
Goldman Sachs International	SAR	75,641	Receives	3-month Saudi Riyal Interbank Offered Rate	2.40	8/17/20	89,588
Goldman Sachs International	SAR	74,938	Receives	3-month Saudi Riyal Interbank Offered Rate	2.46	8/19/20	40,086
Goldman Sachs International	SAR	53,447	Receives	3-month Saudi Riyal Interbank Offered Rate	3.41	8/22/20	(494,101)
Goldman Sachs International	SAR	104,620	Receives	3-month Saudi Riyal Interbank Offered Rate	3.41	8/22/20	(967,181)
Goldman Sachs International	SAR	126,102	Receives	3-month Saudi Riyal Interbank Offered Rate	2.26	9/17/20	374,078
Goldman Sachs International	SAR	126,102	Receives	3-month Saudi Riyal Interbank Offered Rate	2.34	9/21/20	274,401
Goldman Sachs International	SAR	74,490	Receives	3-month Saudi Riyal Interbank Offered Rate	2.56	11/5/20	152,501
Goldman Sachs International	SAR	32,508	Receives	3-month Saudi Riyal Interbank Offered Rate	2.65	2/23/21	135,812
Goldman Sachs International	SAR	43,163	Receives	3-month Saudi Riyal Interbank Offered Rate	2.64	7/27/22	253,795
Goldman Sachs International	SAR	43,698	Receives	3-month Saudi Riyal Interbank Offered Rate	2.61	7/30/22	282,216
Goldman Sachs International	SAR	72,091	Receives	3-month Saudi Riyal Interbank Offered Rate	3.46	5/9/26	444,553
Goldman Sachs International	SAR	44,404	Receives	3-month Saudi Riyal Interbank Offered Rate	3.47	5/18/26	268,911
Goldman Sachs International	SAR	79,780	Receives	3-month Saudi Riyal Interbank Offered Rate	3.71	6/6/26	78,667
JPMorgan Chase Bank, N.A.	NZD	11,000	Pays	3-month NZD Bank Bill	3.86	2/25/23	371,560
JPMorgan Chase Bank, N.A.	NZD	5,490	Pays	3-month NZD Bank Bill	4.06	6/4/23	268,027
Nomura International PLC	KRW	4,440,805	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.79	1/17/37	104,913
Nomura International PLC	KRW	5,883,080	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.84	2/7/37	80,397

							$13,997,251

39	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Credit Default Swaps — Sell Protection
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation

Markit CDX Emerging Markets Index	ICE Clear Credit	$1,000	1.00	%(1)	6/20/21	1.86%	$(31,903)	$72,298	$40,395
Turkey	ICE Clear Credit	9,840	1.00	(1)	6/20/20	1.24	(59,368)	385,857	326,489

Total		$10,840					$(91,271)	$458,155	$366,884

Centrally Cleared Credit Default Swaps — Buy Protection
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Depreciation
Chile	ICE Clear Credit	$8,373	1.00	%(1)	6/20/22	$(121,983)	$104,306	$(17,677)
Chile	ICE Clear Credit	9,047	1.00	(1)	6/20/22	(131,803)	103,790	(28,013)
Chile	ICE Clear Credit	11,338	1.00	(1)	6/20/22	(165,180)	136,108	(29,072)
Chile	ICE Clear Credit	9,047	1.00	(1)	6/20/22	(131,803)	99,412	(32,391)
Chile	ICE Clear Credit	8,600	1.00	(1)	6/20/22	(125,291)	87,003	(38,288)
Chile	ICE Clear Credit	31,402	1.00	(1)	6/20/22	(457,491)	383,590	(73,901)
Colombia	ICE Clear Credit	4,094	1.00	(1)	6/20/27	382,094	(413,618)	(31,524)
Colombia	ICE Clear Credit	7,004	1.00	(1)	6/20/27	653,686	(730,826)	(77,140)
Colombia	ICE Clear Credit	7,004	1.00	(1)	6/20/27	653,686	(745,532)	(91,846)
Colombia	ICE Clear Credit	8,054	1.00	(1)	6/20/27	751,683	(861,903)	(110,220)
Colombia	ICE Clear Credit	25,893	1.00	(1)	6/20/27	2,416,602	(2,626,141)	(209,539)
Italy	ICE Clear Credit	9,870	1.00	(1)	6/20/22	299,449	(435,683)	(136,234)
Italy	ICE Clear Credit	46,901	1.00	(1)	6/20/22	1,422,945	(1,945,325)	(522,380)
Malaysia	ICE Clear Credit	3,650	1.00	(1)	6/20/22	9,558	(17,341)	(7,783)
Malaysia	ICE Clear Credit	5,398	1.00	(1)	6/20/22	13,686	(23,126)	(9,440)
Malaysia	ICE Clear Credit	5,400	1.00	(1)	6/20/22	13,691	(26,974)	(13,283)
Malaysia	ICE Clear Credit	11,253	1.00	(1)	6/20/22	28,530	(53,204)	(24,674)
Malaysia	ICE Clear Credit	4,622	1.00	(1)	6/20/22	11,718	(53,070)	(41,352)
Malaysia	ICE Clear Credit	10,800	1.00	(1)	6/20/22	27,382	(69,470)	(42,088)
Malaysia	ICE Clear Credit	10,800	1.00	(1)	6/20/22	27,382	(76,834)	(49,452)
Malaysia	ICE Clear Credit	7,835	1.00	(1)	6/20/22	19,864	(77,590)	(57,726)
Malaysia	ICE Clear Credit	18,000	1.00	(1)	6/20/22	45,636	(119,728)	(74,092)
Malaysia	ICE Clear Credit	11,200	1.00	(1)	6/20/22	28,396	(120,802)	(92,406)
Malaysia	ICE Clear Credit	22,400	1.00	(1)	6/20/22	56,792	(223,388)	(166,596)
Malaysia	ICE Clear Credit	34,470	1.00	(1)	6/20/22	87,393	(363,786)	(276,393)
Markit iTraxx Europe Crossover Index	ICE Clear Credit	EUR 156,290	5.00	(1)	6/20/22	(19,546,142)	15,934,231	(3,611,911)
Markit iTraxx Europe Subordinated Financials Index	ICE Clear Credit	EUR 158,060	1.00	(1)	6/20/22	(2,439,771)	839,901	(1,599,870)

40	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Depreciation
Qatar	ICE Clear Credit	$16,010	1.00	%(1)	6/20/22	$(340,896)	$232,865	$(108,031)
Qatar	ICE Clear Credit	28,560	1.00	(1)	6/20/22	(608,119)	455,911	(152,208)
Qatar	ICE Clear Credit	66,967	1.00	(1)	6/20/22	(1,425,906)	1,004,815	(421,091)
South Africa	ICE Clear Credit	4,880	1.00	(1)	6/20/21	97,075	(394,788)	(297,713)
South Africa	ICE Clear Credit	9,950	1.00	(1)	6/20/21	197,929	(808,523)	(610,594)
South Africa	ICE Clear Credit	13,270	1.00	(1)	6/20/21	263,971	(1,065,409)	(801,438)
South Africa	ICE Clear Credit	13,260	1.00	(1)	6/20/21	263,772	(1,078,356)	(814,584)
South Africa	ICE Clear Credit	16,350	1.00	(1)	6/20/21	325,240	(1,311,591)	(986,351)
South Africa	ICE Clear Credit	19,240	1.00	(1)	6/20/21	382,729	(1,554,562)	(1,171,833)

Total						$(17,013,496)	$4,184,362	$(12,829,134)

Credit Default Swaps — Sell Protection
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Brazil	Bank of America, N.A.	$67,465	1.00	%(1)	6/20/22	2.15%	$(3,600,090)	$3,991,711	$391,621
Brazil	Deutsche Bank AG	16,890	1.00	(1)	6/20/22	2.15	(901,273)	998,202	96,929
Cyprus	Goldman Sachs International	3,268	1.00	(1)	6/20/21	1.84	(101,090)	214,014	112,924
Cyprus	Goldman Sachs International	5,000	1.00	(1)	12/20/21	2.15	(236,687)	251,608	14,921
Poland	Barclays Bank PLC	4,280	1.00	(1)	6/20/21	0.51	88,702	8,456	97,158
Poland	BNP Paribas	4,720	1.00	(1)	6/20/21	0.51	97,820	8,161	105,981
Turkey	BNP Paribas	11,545	1.00	(1)	6/20/20	1.24	(69,655)	468,609	398,954
Turkey	BNP Paribas	13,400	1.00	(1)	9/20/20	1.36	(142,728)	701,543	558,815
Turkey	BNP Paribas	9,935	1.00	(1)	12/20/20	1.47	(150,489)	406,876	256,387
Turkey	BNP Paribas	12,243	1.00	(1)	9/20/22	2.13	(672,769)	393,220	(279,549)
Turkey	BNP Paribas	28,837	1.00	(1)	12/20/26	2.83	(4,038,095)	4,646,702	608,607
Turkey	BNP Paribas	27,684	1.00	(1)	12/20/26	2.83	(3,876,571)	4,460,834	584,263
Turkey	BNP Paribas	14,660	1.00	(1)	6/20/27	2.86	(2,165,043)	2,215,988	50,945
Turkey	BNP Paribas	8,798	1.00	(1)	6/20/27	2.86	(1,300,115)	1,288,858	(11,257)
Turkey	Goldman Sachs International	21,475	1.00	(1)	9/20/18	0.58	151,005	153,155	304,160
Turkey	Goldman Sachs International	12,900	1.00	(1)	9/20/18	0.58	90,709	86,961	177,670
Turkey	Goldman Sachs International	14,470	1.00	(1)	6/20/20	1.24	(87,302)	483,707	396,405
Turkey	Goldman Sachs International	11,535	1.00	(1)	12/20/26	2.83	(1,615,238)	1,869,793	254,555
Turkey	JPMorgan Chase Bank, N.A.	12,290	1.00	(1)	6/20/20	1.24	(74,150)	485,395	411,245
Turkey	JPMorgan Chase Bank, N.A.	7,400	1.00	(1)	9/20/22	2.13	(406,640)	297,359	(109,281)
Turkey	Morgan Stanley & Co. International PLC	21,477	1.00	(1)	9/20/18	0.58	151,016	154,979	305,995
Turkey	Morgan Stanley & Co. International PLC	12,900	1.00	(1)	9/20/18	0.58	90,709	89,550	180,259
Turkey	Morgan Stanley & Co. International PLC	6,400	1.00	(1)	9/20/18	0.58	45,003	46,418	91,421

41	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Sell Protection (continued)
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Turkey	Morgan Stanley & Co. International PLC	$4,300	1.00%(1)	9/20/18	0.58%	$30,236	$30,705	$60,941
Turkey	Morgan Stanley & Co. International PLC	4,200	1.00(1)	9/20/18	0.58	29,533	27,753	57,286
Turkey	Nomura International PLC	8,100	1.00(1)	6/20/20	1.24	(48,870)	284,271	235,401

Total		$366,172				$(18,712,072)	$24,064,828	$5,352,756

Credit Default Swaps — Buy Protection
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Bulgaria	BNP Paribas	$2,009	1.00	%(1)	6/20/18	$(23,049)	$(2,626)	$(25,675)
Bulgaria	BNP Paribas	3,100	1.00	(1)	9/20/18	(37,986)	(8,159)	(46,145)
Bulgaria	BNP Paribas	2,160	1.00	(1)	12/20/18	(28,122)	(7,354)	(35,476)
China	JPMorgan Chase Bank, N.A.	10,200	1.00	(1)	3/20/18	(89,604)	27,903	(61,701)
Colombia	BNP Paribas	8,751	1.00	(1)	6/20/27	816,743	(878,720)	(61,977)
Croatia	BNP Paribas	2,000	1.00	(1)	12/20/17	(12,423)	(17,191)	(29,614)
Croatia	BNP Paribas	3,960	1.00	(1)	6/20/18	(38,533)	(71,600)	(110,133)
Croatia	BNP Paribas	915	1.00	(1)	3/20/20	(3,033)	(43,626)	(46,659)
Croatia	Citibank, N.A.	1,500	1.00	(1)	12/20/17	(9,318)	(12,739)	(22,057)
Croatia	Citibank, N.A.	5,000	1.00	(1)	12/20/17	(31,058)	(43,447)	(74,505)
Croatia	Citibank, N.A.	1,913	1.00	(1)	3/20/18	(15,221)	(31,230)	(46,451)
Croatia	Citibank, N.A.	930	1.00	(1)	6/20/18	(9,050)	(17,106)	(26,156)
Croatia	Citibank, N.A.	1,270	1.00	(1)	6/20/18	(12,358)	(27,200)	(39,558)
Croatia	Citibank, N.A.	5,580	1.00	(1)	6/20/18	(54,297)	(118,000)	(172,297)
Croatia	Citibank, N.A.	400	1.00	(1)	3/20/20	(1,326)	(17,324)	(18,650)
Croatia	Citibank, N.A.	156	1.00	(1)	6/20/20	(183)	(7,049)	(7,232)
Croatia	Citibank, N.A.	1,210	1.00	(1)	6/20/20	(1,419)	(56,087)	(57,506)
Croatia	Goldman Sachs International	2,000	1.00	(1)	12/20/17	(12,423)	(17,031)	(29,454)
Croatia	Goldman Sachs International	3,000	1.00	(1)	3/20/19	(29,450)	(81,733)	(111,183)
Croatia	Goldman Sachs International	2,670	1.00	(1)	3/20/20	(8,850)	(114,172)	(123,022)
Croatia	Goldman Sachs International	4,150	1.00	(1)	3/20/20	(13,756)	(177,639)	(191,395)
Croatia	Goldman Sachs International	2,100	1.00	(1)	6/20/20	(2,463)	(97,665)	(100,128)
Croatia	HSBC Bank USA, N.A.	2,822	1.00	(1)	3/20/18	(22,454)	(46,070)	(68,524)
Croatia	JPMorgan Chase Bank, N.A.	1,533	1.00	(1)	6/20/18	(14,917)	(32,859)	(47,776)
Croatia	Morgan Stanley & Co. International PLC	1,385	1.00	(1)	12/20/17	(8,603)	(11,409)	(20,012)
Croatia	Morgan Stanley & Co. International PLC	1,595	1.00	(1)	12/20/17	(9,908)	(14,050)	(23,958)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	(15,529)	(21,584)	(37,113)

42	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Croatia	Morgan Stanley & Co. International PLC	$2,500	1.00	%(1)	12/20/17	$(15,529)	$(22,002)	$(37,531)
Croatia	Morgan Stanley & Co. International PLC	1,266	1.00	(1)	3/20/18	(10,073)	(20,867)	(30,940)
Croatia	Morgan Stanley & Co. International PLC	3,063	1.00	(1)	3/20/18	(24,371)	(45,479)	(69,850)
Croatia	Morgan Stanley & Co. International PLC	1,163	1.00	(1)	6/20/18	(11,317)	(26,018)	(37,335)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	6/20/18	(24,327)	(51,221)	(75,548)
Croatia	Morgan Stanley & Co. International PLC	2,745	1.00	(1)	6/20/18	(26,711)	(62,867)	(89,578)
Croatia	Nomura International PLC	6,600	1.00	(1)	3/20/18	(52,514)	(77,662)	(130,176)
Lebanon	Deutsche Bank AG	5,130	1.00	(1)	3/20/18	12,929	(127,196)	(114,267)
Lebanon	Deutsche Bank AG	5,130	1.00	(1)	3/20/18	12,929	(127,242)	(114,313)
Lebanon	Goldman Sachs International	39,456	1.00	(1)	6/20/18	195,597	(1,209,733)	(1,014,136)
Lebanon	Goldman Sachs International	3,450	5.00	(1)	12/20/18	(186,270)	59,001	(127,269)
Lebanon	Goldman Sachs International	3,722	5.00	(1)	12/20/18	(200,956)	68,822	(132,134)
Lebanon	JPMorgan Chase Bank, N.A.	1,300	5.00	(1)	12/20/17	(39,501)	5,392	(34,109)
Malaysia	Citibank, N.A.	9,132	1.00	(1)	6/20/22	23,914	(40,143)	(16,229)
Poland	Bank of America, N.A.	5,200	1.00	(1)	9/20/19	(96,448)	41,691	(54,757)
Poland	Barclays Bank PLC	6,320	1.00	(1)	9/20/18	(79,345)	42,058	(37,287)
Poland	Barclays Bank PLC	3,164	1.00	(1)	9/20/19	(58,685)	26,833	(31,852)
Qatar	Bank of America, N.A.	540	1.00	(1)	6/20/19	(10,460)	5,812	(4,648)
Qatar	Bank of America, N.A.	540	1.00	(1)	6/20/19	(10,460)	5,476	(4,984)
Qatar	Barclays Bank PLC	9,791	1.00	(1)	12/20/18	(152,707)	52,575	(100,132)
Qatar	Barclays Bank PLC	1,200	1.00	(1)	3/20/19	(20,962)	6,981	(13,981)
Qatar	Barclays Bank PLC	2,130	1.00	(1)	9/20/22	(42,229)	13,420	(28,809)
Qatar	Barclays Bank PLC	3,600	1.00	(1)	9/20/23	(51,022)	11,116	(39,906)
Qatar	Barclays Bank PLC	7,680	1.00	(1)	9/20/23	(108,846)	4,232	(104,614)
Qatar	BNP Paribas	539	1.00	(1)	6/20/19	(10,441)	4,101	(6,340)
Qatar	Citibank, N.A.	2,020	1.00	(1)	6/20/19	(39,129)	20,114	(19,015)
Qatar	Deutsche Bank AG	539	1.00	(1)	6/20/19	(10,441)	3,865	(6,576)
Qatar	Deutsche Bank AG	1,740	1.00	(1)	6/20/19	(33,705)	12,476	(21,229)
Qatar	Goldman Sachs International	1,660	1.00	(1)	3/20/19	(28,998)	11,181	(17,817)
Qatar	Goldman Sachs International	3,330	1.00	(1)	3/20/19	(58,171)	18,881	(39,290)
Qatar	Goldman Sachs International	1,360	1.00	(1)	12/20/20	(33,959)	(23,382)	(57,341)
Qatar	Goldman Sachs International	7,960	1.00	(1)	12/20/20	(198,759)	(93,099)	(291,858)
Qatar	Goldman Sachs International	2,100	1.00	(1)	12/20/23	(26,890)	(4,764)	(31,654)
Qatar	Goldman Sachs International	1,730	1.00	(1)	9/20/24	(15,422)	1,094	(14,328)
Qatar	JPMorgan Chase Bank, N.A.	580	1.00	(1)	3/20/19	(10,132)	3,687	(6,445)
Qatar	JPMorgan Chase Bank, N.A.	510	1.00	(1)	6/20/19	(9,879)	5,497	(4,382)
Qatar	JPMorgan Chase Bank, N.A.	1,032	1.00	(1)	6/20/19	(19,991)	8,275	(11,716)
Qatar	JPMorgan Chase Bank, N.A.	1,520	1.00	(1)	6/20/19	(29,443)	10,580	(18,863)

43	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Qatar	Nomura International PLC	$620	1.00	%(1)	3/20/19	$(10,831)	$3,604	$(7,227)
Qatar	Nomura International PLC	1,540	1.00	(1)	3/20/19	(26,902)	9,234	(17,668)
Qatar	Nomura International PLC	5,380	1.00	(1)	9/20/24	(47,961)	13,627	(34,334)
Qatar	UBS AG	5,500	1.00	(1)	12/20/23	(70,426)	(12,644)	(83,070)
South Africa	Bank of America, N.A.	26,320	1.00	(1)	9/20/22	1,282,740	(1,112,920)	169,820
South Africa	Bank of America, N.A.	14,640	1.00	(1)	9/20/22	713,500	(558,962)	154,538
South Africa	Bank of America, N.A.	5,000	1.00	(1)	9/20/22	243,682	(201,861)	41,821
South Africa	Bank of America, N.A.	7,500	1.00	(1)	9/20/22	365,523	(399,011)	(33,488)
South Africa	Barclays Bank PLC	3,100	1.00	(1)	9/20/22	151,083	(141,605)	9,478
South Africa	BNP Paribas	3,100	1.00	(1)	9/20/22	151,083	(145,493)	5,590
South Africa	BNP Paribas	2,940	1.00	(1)	12/20/25	335,479	(425,830)	(90,351)
South Africa	BNP Paribas	13,330	1.00	(1)	12/20/25	1,521,064	(2,145,324)	(624,260)
South Africa	BNP Paribas	15,990	1.00	(1)	12/20/25	1,824,592	(2,574,911)	(750,319)
South Africa	BNP Paribas	26,186	1.00	(1)	12/20/25	2,988,041	(4,035,263)	(1,047,222)
South Africa	Credit Suisse International	3,700	1.00	(1)	9/20/22	180,324	(204,398)	(24,074)
South Africa	Deutsche Bank AG	4,860	1.00	(1)	9/20/22	236,859	(258,072)	(21,213)
South Africa	Deutsche Bank AG	5,700	1.00	(1)	9/20/22	277,797	(301,380)	(23,583)
South Africa	Goldman Sachs International	3,070	1.00	(1)	9/20/22	149,621	(157,987)	(8,366)
South Africa	Goldman Sachs International	15,000	1.00	(1)	9/20/22	731,045	(796,960)	(65,915)
South Africa	Goldman Sachs International	2,647	1.00	(1)	12/20/22	145,072	(144,951)	121
South Africa	HSBC Bank USA, N.A.	7,120	1.00	(1)	12/20/22	390,221	(355,312)	34,909
South Africa	HSBC Bank USA, N.A.	2,500	1.00	(1)	12/20/22	137,016	(131,468)	5,548
South Africa	Nomura International PLC	1,000	1.00	(1)	9/20/22	48,736	(41,771)	6,965
South Africa	Nomura International PLC	7,571	1.00	(1)	12/20/22	414,939	(408,023)	6,916
Spain	Bank of America, N.A.	2,400	1.00	(1)	9/20/20	(50,978)	(90,612)	(141,590)
Spain	Barclays Bank PLC	2,421	1.00	(1)	9/20/20	(51,424)	(80,082)	(131,506)
Spain	Barclays Bank PLC	1,100	1.00	(1)	12/20/20	(23,952)	(40,747)	(64,699)
Spain	Barclays Bank PLC	3,900	1.00	(1)	12/20/20	(84,921)	(147,185)	(232,106)
Spain	Barclays Bank PLC	3,200	1.00	(1)	12/20/20	(69,679)	(173,211)	(242,890)
Spain	Barclays Bank PLC	5,000	1.00	(1)	6/20/21	(114,143)	(204,434)	(318,577)
Spain	Barclays Bank PLC	5,000	1.00	(1)	6/20/21	(114,143)	(230,277)	(344,420)
Spain	Barclays Bank PLC	5,000	1.00	(1)	3/20/22	(119,433)	(485,454)	(604,887)
Spain	Credit Suisse International	2,200	1.00	(1)	3/20/21	(49,055)	(132,678)	(181,733)
Spain	Credit Suisse International	5,000	1.00	(1)	6/20/21	(114,143)	(223,212)	(337,355)
Spain	Deutsche Bank AG	3,500	1.00	(1)	12/20/20	(76,211)	(151,487)	(227,698)
Spain	Deutsche Bank AG	10,730	1.00	(1)	6/20/22	(260,059)	(1,528,208)	(1,788,267)
Thailand	Citibank, N.A.	6,900	1.00	(1)	3/20/18	(61,863)	582	(61,281)

Total						$9,750,979	$(21,448,968)	$(11,697,989)

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2017, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $377,012,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

44	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Cross-Currency Swaps
Counterparty	Portfolio Receives*	Portfolio Pays*	Termination Date	Net Unrealized Appreciation (Depreciation)

BNP Paribas	6-month USD-LIBOR-BBA on USD 21,050,185 plus KRW 23,866,700,000	1.10% on KRW 23,866,700,000 plus USD 21,050,185	3/2/20	$71,773
BNP Paribas	6-month USD-LIBOR-BBA on USD 15,735,726 plus KRW 18,214,100,000	1.19% on KRW 18,214,100,000 plus USD 15,735,726	3/8/20	(318,445)
BNP Paribas	6-month USD-LIBOR-BBA on USD 21,119,874 plus KRW 23,521,200,000	1.23% on KRW 23,521,200,000 plus USD 21,119,874	3/31/20	361,061
BNP Paribas	6-month USD-LIBOR-BBA on USD 12,203,046 plus KRW 13,849,000,000	1.18% on KRW 13,849,000,000 plus USD 12,203,046	4/20/20	(7,305)

				$107,084

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Currency Abbreviations:

AED	–	United Arab Emirates Dirham
ARS	–	Argentine Peso
AUD	–	Australian Dollar
BRL	–	Brazilian Real
CLP	–	Chilean Peso
CNH	–	Yuan Renminbi Offshore
COP	–	Colombian Peso
CZK	–	Czech Koruna
DOP	–	Dominican Peso
EGP	–	Egyptian Pound
EUR	–	Euro
GBP	–	British Pound Sterling
GEL	–	Georgian Lari
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
ILS	–	Israeli Shekel
ISK	–	Icelandic Krona
JPY	–	Japanese Yen
KES	–	Kenyan Shilling

KRW	–	South Korean Won
KZT	–	Kazakhstani Tenge
LKR	–	Sri Lankan Rupee
MXN	–	Mexican Peso
NZD	–	New Zealand Dollar
OMR	–	Omani Rial
PHP	–	Philippine Peso
PLN	–	Polish Zloty
RON	–	Romanian Leu
RSD	–	Serbian Dinar
RUB	–	Russian Ruble
SAR	–	Saudi Riyal
SEK	–	Swedish Krona
SGD	–	Singapore Dollar
THB	–	Thai Baht
TRY	–	New Turkish Lira
UGX	–	Ugandan Shilling
USD	–	United States Dollar
ZAR	–	South African Rand

45	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2017

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2017
Unaffiliated investments, at value (identified cost, $2,151,068,456)	$2,197,469,154
Affiliated investment, at value (identified cost, $122,709,015)	122,721,284
Cash	19,427,018
Restricted cash*	67,098,060
Foreign currency, at value (identified cost, $8,231,026)	8,356,828
Interest receivable	37,459,852
Dividends receivable from affiliated investment	172,262
Receivable for investments sold	64,740,031
Receivable for premiums on swap contracts	3,435,551
Receivable for open forward foreign currency exchange contracts	33,925,506
Receivable for open swap contracts	25,377,963
Premium paid on open non-centrally cleared swap contracts	21,947,078
Tax reclaims receivable	22,338
Total assets	$2,602,152,925

Liabilities
Cash collateral due to brokers	$1,973,000
Payable for reverse repurchase agreements, including accrued interest of $407	9,460,826
Written options outstanding, at value (premiums received, $12,757,821)	8,679,331
Payable for investments purchased	15,950,773
Payable for securities sold short, at value (proceeds, $13,405,890)	13,085,880
Payable for variation margin on open futures contracts	1,111,793
Payable for variation margin on open centrally cleared swap contracts	643,652
Payable for open forward foreign currency exchange contracts	45,975,172
Payable for open swap contracts	18,393,007
Premium received on open non-centrally cleared swap contracts	24,562,938
Payable to affiliates:
Investment adviser fee	1,886,324
Trustees’ fees	8,630
Interest payable on securities sold short	196,653
Accrued foreign capital gains taxes	384,571
Accrued expenses and other liabilities	733,374
Total liabilities	$143,045,924
Net Assets applicable to investors’ interest in Portfolio	$2,459,107,001

Sources of Net Assets
Investors’ capital	$2,436,150,253
Net unrealized appreciation	22,956,748
Total	$2,459,107,001

*	Represents restricted cash on deposit at the custodian and brokers for open derivative contracts.

46	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2017

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2017
Interest (net of foreign taxes, $439,667)	$62,369,448
Dividends (net of foreign taxes, $185,931)	815,831
Dividends from affiliated investment	1,100,023
Total investment income	$64,285,302

Expenses
Investment adviser fee	$10,885,677
Trustees’ fees and expenses	53,600
Custodian fee	888,180
Legal and accounting services	257,803
Interest expense and fees	29,487
Interest expense on securities sold short	136,469
Miscellaneous	138,371
Total expenses	$12,389,587

Net investment income	$51,895,715

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$29,402,572
Investment transactions — affiliated investment	46,284
Written options	2,608,977
Futures contracts	6,927,602
Swap contracts	2,996,881
Forward commodity contracts	(1,151,255)
Foreign currency and forward foreign currency exchange contract transactions	55,269,242
Net realized gain	$96,100,303
Change in unrealized appreciation (depreciation) —
Investments (including net increase in accrued foreign capital gains taxes of $257,970)	$(5,537,150)
Investments — affiliated investment	(29,986)
Written options	3,800,195
Securities sold short	154,634
Futures contracts	(12,692,984)
Swap contracts	(35,020,733)
Forward commodity contracts	1,151,255
Foreign currency and forward foreign currency exchange contracts	(15,950,072)
Net change in unrealized appreciation (depreciation)	$(64,124,841)

Net realized and unrealized gain	$31,975,462

Net increase in net assets from operations	$83,871,177

47	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2017

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
From operations —
Net investment income	$51,895,715	$102,692,436
Net realized gain (loss) from investment transactions, written options and swaptions, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency and forward foreign currency exchange contract transactions, non-deliverable bond forward contracts and disposal of investments in violation of restrictions and net increase from payment by affiliate	96,100,303	(114,322,055)
Net change in unrealized appreciation (depreciation) from investments, written options and swaptions, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency, forward foreign currency exchange contracts and non-deliverable bond forward contracts	(64,124,841)	164,252,098
Net increase in net assets from operations	$83,871,177	$152,622,479
Capital transactions —
Contributions	$343,832,489	$613,845,723
Withdrawals	(228,809,516)	(385,263,746)
Net increase in net assets from capital transactions	$115,022,973	$228,581,977

Net increase in net assets	$198,894,150	$381,204,456

Net Assets
At beginning of period	$2,260,212,851	$1,879,008,395
At end of period	$2,459,107,001	$2,260,212,851

48	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2017

Consolidated Financial Highlights

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2016		2015	2014	2013	2012
Ratios (as a percentage of average daily net assets):
Expenses(1)(2)	1.08	%(3)	1.10%		1.14%	1.28%	1.53%	1.62%
Net investment income	4.51	%(3)	5.09%		5.53%	4.58%	3.41%	4.28%
Portfolio Turnover	36	%(4)	97%		75%	116%	65%	91%

Total Return	3.63	%(4)	7.79	%(5)	3.36%	6.99%	(1.50)%	5.20%

Net assets, end of period (000’s omitted)	$2,459,107		$2,260,213		$1,879,008	$1,510,154	$1,731,630	$1,187,465

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)

Includes interest and dividend expense, primarily on securities sold short, of 0.01%, 0.03%, 0.03%, 0.14%, 0.42% and 0.47% for the six months ended April 30, 2017 and the years ended October 31, 2016, 2015, 2014, 2013 and 2012, respectively.

(3)	Annualized.

(4)	Not annualized.

(5)

During the year ended October 31, 2016, the investment adviser reimbursed the Portfolio for a net loss realized on the disposal of an investment which did not meet the Portfolio’s investment guidelines. The reimbursement had no effect on total return for the year ended October 31, 2016.

49	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2017

Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies

Global Macro Absolute Return Advantage Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2017, Eaton Vance Global Macro Absolute Return Advantage Fund, Eaton Vance Short Duration Strategic Income Fund, Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund, Eaton Vance Commodity Strategy Fund, Eaton Vance Multi-Strategy Absolute Return Fund and Eaton Vance Multi-Strategy All Market Fund held an interest of 79.7%, 17.2%, 1.7%, 0.7%, 0.5% and 0.1%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2017 were $31,862,503 or 1.3% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations.  Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Equity Securities.  Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives.  U.S. exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Forward commodity contracts are generally valued at the price provided by the exchange on which they are traded or if unavailable, by a third party pricing service based on an interpolation of the forward rates. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.

Foreign Securities, Financial Futures Contracts and Currencies.  Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

50

Global Macro Absolute Return Advantage Portfolio

April 30, 2017

Notes to Consolidated Financial Statements (Unaudited) — continued

Affiliated Fund.  The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation.  Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of April 30, 2017, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Consolidated Portfolio of Investments.

51

Global Macro Absolute Return Advantage Portfolio

April 30, 2017

Notes to Consolidated Financial Statements (Unaudited) — continued

G  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index, commodity or currency, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange, Non-Deliverable Bond Forward and Forward Commodity Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase or sale of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Unrealized and realized gains and losses on forward commodity contracts, which are entered into for the purchase or sale of a specific commodity at a fixed price on a future date, are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and, in the case of forward foreign currency exchange contracts, from movements in the value of a foreign currency relative to the U.S. dollar.

K  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

M  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment.

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Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

N  Inflation Swaps — Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of interest rates or the index.

O  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

P  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Q  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

R  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the

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security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

S  Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked-to-market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

T  Reverse Repurchase Agreements — Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Portfolio may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Portfolio may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.

U  Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. When making a short sale, the Portfolio segregates liquid assets with the custodian equal to its obligations under the short sale. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.

V  Stripped Mortgage-Backed Securities — The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, a form of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.

W  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 1.00% of its respective average daily net assets up to $500 million, 0.95% from $500 million but less than $1 billion, 0.925% from $1 billion but less than $2.5 billion, 0.90% from $2.5 billion but less than $5 billion, and 0.88% of average daily net assets of $5 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest

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in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2017, the Portfolio’s investment adviser fee amounted to $10,885,677 or 0.95% (annualized) of the Portfolio’s consolidated average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, for the six months ended April 30, 2017 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$775,610,690	$637,795,963
U.S. Government and Agency Securities	28,340,627	—

	$803,951,317	$637,795,963

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including the Portfolio’s investment in the Subsidiary, at April 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,366,130,399

Gross unrealized appreciation	$41,139,501
Gross unrealized depreciation	(56,716,361)

Net unrealized depreciation	$(15,576,860)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward commodity contracts, forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2017 is included in the Consolidated Portfolio of Investments. At April 30, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

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Written options activity for the six months ended April 30, 2017 was as follows:

	Principal Amount of Contracts (000’s omitted)		Premiums Received
Currency	EUR	USD	USD
Outstanding, beginning of period	—	147,066	10,244,366
Options written	101,226	800,732	21,642,005
Options exercised	—	(408,063)	(16,519,573)
Options expired	(93,566)	(51,273)	(2,608,977)

Outstanding, end of period	7,660	488,462	12,757,821

EUR	–	Euro
USD	–	United States Dollar

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk:  The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts and options thereon and forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk:  The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk:  The Portfolio enters into equity index futures contracts and options thereon to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk:  The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk:  The Portfolio utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and swaptions, inflation swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2017, the fair value of derivatives with credit-related contingent features in a net liability position was $83,600,083. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $24,028,470 at April 30, 2017.

The OTC derivatives in which the Portfolio invests (except for written options as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and

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Notes to Consolidated Financial Statements (Unaudited) — continued

Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2017 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2017. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2017 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Unaffiliated investments, at value	$—	$—	$9,831,960	$16,454,561	$1,102,252	$27,388,773
Net unrealized appreciation*	2,391,303	366,884	29,273	—	7,935,934	10,723,394
Receivable for open forward foreign currency exchange contracts	—	—	—	33,925,506	—	33,925,506
Receivable/Payable for open swap contracts; Premium paid/received on open non-centrally cleared swap contracts	—	14,125,262	—	—	19,189,414	33,314,676

Total Asset Derivatives	$2,391,303	$14,492,146	$9,861,233	$50,380,067	$28,227,600	$105,352,349

Derivatives not subject to master netting or similar agreements	$2,391,303	$366,884	$740,773	$—	$7,935,934	$11,434,894

Total Asset Derivatives subject to master netting or similar agreements	$—	$14,125,262	$9,120,460	$50,380,067	$20,291,666	$93,917,455

Written options outstanding, at value	$—	$—	$—	$(8,679,331)	$—	$(8,679,331)
Net unrealized appreciation*	—	(12,829,134)	(181,781)	—	(20,597,310)	(33,608,225)
Payable for open forward foreign currency exchange contracts	—	—	—	(45,975,172)	—	(45,975,172)
Payable/Receivable for open swap contracts; Premium paid/received on open non-centrally cleared swap contracts	—	(23,086,355)	—	—	(5,859,225)	(28,945,580)

Total Liability Derivatives	$—	$(35,915,489)	$(181,781)	$(54,654,503)	$(26,456,535)	$(117,208,308)

Derivatives not subject to master netting or similar agreements	$—	$(12,829,134)	$(181,781)	$—	$(20,597,310)	$(33,608,225)

Total Liability Derivatives subject to master netting or similar agreements	$—	$(23,086,355)	$—	$(54,654,503)	$(5,859,225)	$(83,600,083)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared swap contracts. Only the current day’s variation margin on open futures contracts and centrally cleared swap contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

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The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of April 30, 2017.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Australia and New Zealand Banking Group Limited	$15,874	$(15,874)	$—	$—	$—
Bank of America, N.A.	4,390,269	(4,390,269)	—	—	—
Barclays Bank PLC	374,406	(374,406)	—	—	—
BNP Paribas	21,113,246	(21,113,246)	—	—	—
Citibank, N.A.	4,247,418	(3,157,751)	—	(1,055,000)	34,667
Credit Suisse International	9,141,849	(163,198)	(8,978,651)	—	—
Deutsche Bank AG	4,691,292	(4,691,292)	—	—	—
Goldman Sachs International	24,409,132	(11,661,884)	(12,747,248)	—	—
HSBC Bank USA, N.A.	2,684,689	(2,007,219)	(677,470)	—	—
JPMorgan Chase Bank, N.A.	3,023,082	(3,023,082)	—	—	—
Morgan Stanley & Co. International PLC	1,279,846	(1,279,846)	—	—	—
Nomura International PLC	648,985	(187,078)	(319,104)	—	142,803
Société Générale	700,698	(609,296)	—	—	91,402
Standard Chartered Bank	13,798,482	(13,798,482)	—	—	—
State Street Bank and Trust Company	2,825	—	—	—	2,825
The Bank of Nova Scotia	408,060	—	(100,631)	(307,429)	—
UBS AG	2,987,302	(1,126,772)	—	—	1,860,530

	$93,917,455	$(67,599,695)	$(22,823,104)	$(1,362,429)	$2,132,227

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Australia and New Zealand Banking Group Limited	$(30,918)	$15,874	$—	$—	$(15,044)
Bank of America, N.A.	(10,246,538)	4,390,269	5,520,570	—	(335,699)
Barclays Bank PLC	(1,147,127)	374,406	663,708	—	(109,013)
BNP Paribas	(25,424,782)	21,113,246	1,909,160	—	(2,402,376)
Citibank, N.A.	(3,157,751)	3,157,751	—	—	—
Credit Suisse International	(163,198)	163,198	—	—	—
Deutsche Bank AG	(6,719,941)	4,691,292	2,028,649	—	—
Goldman Sachs International	(11,661,884)	11,661,884	—	—	—
HSBC Bank USA, N.A.	(2,007,219)	2,007,219	—	—	—
JPMorgan Chase Bank, N.A.	(3,990,101)	3,023,082	967,019	—	—
Morgan Stanley & Co. International PLC	(2,210,354)	1,279,846	930,508	—	—
Nomura International PLC	(187,078)	187,078	—	—	—
Société Générale	(609,296)	609,296	—	—	—
Standard Chartered Bank	(14,917,124)	13,798,482	1,118,642	—	—
UBS AG	(1,126,772)	1,126,772	—	—	—

	$(83,600,083)	$67,599,695	$13,138,256	$—	$(2,862,132)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

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Global Macro Absolute Return Advantage Portfolio

April 30, 2017

Notes to Consolidated Financial Statements (Unaudited) — continued

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

Information with respect to repurchase and reverse repurchase agreements at April 30, 2017 is included at Note 7.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2017 was as follows:

Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate

Net realized gain (loss) —
Investment transactions	$(301,589)	$—	$(1,860,432)	$(6,617,627)	$—
Futures contracts	(7,078,666)	—	(717,174)	—	14,723,442
Written options	—	—	—	2,608,977	—
Swap contracts	—	(3,067,288)	—	—	6,064,169
Forward commodity contracts	(1,151,255)	—	—	—	—
Foreign currency and forward foreign currency exchange contract transactions	—	—	—	51,807,560	—

Total	$(8,531,510)	$(3,067,288)	$(2,577,606)	$47,798,910	$20,787,611

Change in unrealized appreciation (depreciation) —
Investments	$294,439	$—	$(1,348,282)	$(11,545,656)	$(230,705)
Futures contracts	(4,884,808)	—	64,466	—	(7,872,642)
Written options	—	—	—	3,800,195	—
Swap contracts	—	(12,168,327)	—	—	(22,852,406)
Forward commodity contracts	1,151,255	—	—	—	—
Foreign currency and forward foreign currency exchange contracts	—	—	—	(16,939,568)	—

Total	$(3,439,114)	$(12,168,327)	$(1,283,816)	$(24,685,029)	$(30,955,753)

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2017, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Commodity Contracts	Forward Foreign Currency Exchange Contracts*	Swap Contracts	Interest Rate Swaptions Purchased

$225,000	$385,880,000	$8,337,000	$4,751,678,000	$4,691,373,000	$32,275,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

The average principal amount of purchased currency options contracts and average number of purchased non-currency options contracts outstanding during the six months ended April 30, 2017, which are indicative of the volume of these derivative types, were approximately $1,179,560,000 and 2,046 contracts, respectively.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or

59

Global Macro Absolute Return Advantage Portfolio

April 30, 2017

Notes to Consolidated Financial Statements (Unaudited) — continued

Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2017.

7  Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of April 30, 2017 were as follows:

Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest	Non-U.S. Sovereign Debt Securities Pledged as Collateral

JPMorgan Chase Bank, N.A.	4/11/17	On Demand(1)	0.65%	USD 1,610,000	$1,610,407	$2,025,000
JPMorgan Chase Bank, N.A.	4/24/17	7/26/17	(1.00)	EUR 7,206,849	7,850,419	7,956,751

Total					$9,460,826	$9,981,751

(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

EUR	–	Euro
USD	–	United States Dollar

For the six months ended April 30, 2017, the average borrowings under settled reverse repurchase agreements and the average annual interest rate were approximately $538,000 and 0.12%, respectively. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at April 30, 2017. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2017.

Repurchase agreements and reverse repurchase agreements entered into by the Portfolio are subject to Master Repurchase Agreements (MRA), which permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio.

The following tables present the Portfolio’s repurchase and reverse repurchase agreements net of amounts available for offset under an MRA and net of the related collateral received and/or pledged by the Portfolio as of April 30, 2017.

Counterparty	Repurchase Agreements	Liabilities Available for Offset	Securities Collateral Received(a)	Net Amount(b)

JPMorgan Chase Bank, N.A.	$13,732,032	$(9,460,826)	$(4,271,206)	$—

	$13,732,032	$(9,460,826)	$(4,271,206)	$—

Counterparty	Reverse Repurchase Agreements	Assets Available for Offset	Securities Collateral Pledged(a)	Net Amount(c)

JPMorgan Chase Bank, N.A.	$(9,460,826)	$9,460,826	$—	$—

	$(9,460,826)	$9,460,826	$—	$—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

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Global Macro Absolute Return Advantage Portfolio

April 30, 2017

Notes to Consolidated Financial Statements (Unaudited) — continued

8  Risks Associated with Foreign Investments

The Portfolio’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

61

Global Macro Absolute Return Advantage Portfolio

April 30, 2017

Notes to Consolidated Financial Statements (Unaudited) — continued

At April 30, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Foreign Government Bonds	$—	$1,712,238,403	$—	$1,712,238,403
Foreign Corporate Bonds	—	49,418,793	—	49,418,793
Sovereign Loans	—	17,554,000	9,585,660	27,139,660
Collateralized Mortgage Obligations	—	39,065,898	—	39,065,898
Common Stocks	66,029,472	67,318,069 **	—	133,347,541
Currency Options Purchased	—	16,454,561	—	16,454,561
Call Options Purchased	—	9,120,460	—	9,120,460
Put Options Purchased	711,500	—	—	711,500
Interest Rate Swaptions Purchased	—	1,102,252	—	1,102,252
Short-Term Investments —
Foreign Government Securities	—	139,659,911	—	139,659,911
U.S. Treasury Obligations	—	55,478,143	—	55,478,143
Repurchase Agreements	—	13,732,032	—	13,732,032
Other	—	122,721,284	—	122,721,284

Total Investments	$66,740,972	$2,243,863,806	$9,585,660	$2,320,190,438

Forward Foreign Currency Exchange Contracts	$—	$33,925,506	$—	$33,925,506
Futures Contracts	2,434,271	29,273	—	2,463,544
Swap Contracts	—	49,688,531	—	49,688,531

Total	$69,175,243	$2,327,507,116	$9,585,660	$2,406,268,019

Liability Description

Currency Options Written	$—	$(8,679,331)	$—	$(8,679,331)
Securities Sold Short	—	(13,085,880)	—	(13,085,880)
Forward Foreign Currency Exchange Contracts	—	(45,975,172)	—	(45,975,172)
Futures Contracts	(5,008,106)	(181,781)	—	(5,189,887)
Swap Contracts	—	(70,120,440)	—	(70,120,440)

Total	$(5,008,106)	$(138,042,604)	$—	$(143,050,710)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2017 is not presented. At April 30, 2017, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

62

Eaton Vance

Commodity Strategy Fund

April 30, 2017

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 25, 2017, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2017. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

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Eaton Vance

Commodity Strategy Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2017, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and ten times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Eaton Vance Commodity Strategy Fund (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board considered the abilities and experience of the Adviser’s investment professionals in investing in commodity-linked derivative securities and in securities, derivatives and other instruments through the Fund’s investment in Global Macro Absolute Return Advantage Portfolio to establish long and short investment exposures around the world, as well as in U.S. Treasury bills and other U.S. Treasury securities. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

64

Eaton Vance

Commodity Strategy Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board was aware that on April 24, 2017 a former employee of the Adviser agreed to plead guilty to fraud charges arising from the individual’s prior activities as an equity options trader for certain Eaton Vance Funds. The Board was informed that the Adviser became aware of the matter on April 18, 2017, at which time management contacted federal authorities, alerted the Board and began an internal investigation. The Adviser represented to the Board that, based on information available as of April 25, 2017, management had no reason to believe that any other employee of the Adviser or its affiliates was involved in any wrongful activities or that any fund had been materially harmed. The Adviser agreed to keep the Board fully apprised as additional information is learned, and assured the Board that any fund harmed by the former employee’s wrongful activities will be made whole, as determined in consultation with the Board. The Board concluded that the Adviser’s actions in response to these events are appropriate and consistent with the Adviser’s commitment to protect and provide quality services to the Eaton Vance Funds.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2016 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2016, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board noted that the Fund has established a wholly-owned subsidiary to accommodate the Fund’s commodity-related investments. The subsidiary is managed by the Adviser pursuant to separate investment advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Fund, and the Fund will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

65

Eaton Vance

Commodity Strategy Fund

April 30, 2017

Officers and Trustees

Officers of Eaton Vance Commodity Strategy Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Commodity Strategy Fund

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

Scott E. Wennerholm**

*	Interested Trustee

**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

66

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

67

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7770    4.30.17

Eaton Vance

Multisector Income Fund

Semiannual Report

April 30, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2017

Eaton Vance

Multisector Income Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	33

Officers and Trustees	37

Important Notices	38

Eaton Vance

Multisector Income Fund

April 30, 2017

Performance1,2

Portfolio Managers Kathleen C. Gaffney, CFA and Henry L. Peabody, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	01/31/2013	01/31/2013	8.25%	16.77%	—	4.71%
Class A with 4.75% Maximum Sales Charge	—	—	3.08	11.18	—	3.51
Class C at NAV	08/20/2013	01/31/2013	7.88	15.96	—	4.02
Class C with 1% Maximum Sales Charge	—	—	6.88	14.96	—	4.02
Class I at NAV	01/31/2013	01/31/2013	8.40	17.07	—	4.96
Class R at NAV	11/12/2014	01/31/2013	8.21	16.51	—	4.55
Class R6 at NAV	11/12/2014	01/31/2013	8.42	17.25	—	5.02
Bloomberg Barclays U.S. Government/Credit Bond Index	—	—	–0.70%	0.89%	2.36%	2.19%
Blended Index	—	—	1.44	5.22	3.95	3.43

% Total Annual Operating Expense Ratios[3]		Class A	Class C	Class I	Class R	Class R6
		0.97%	1.72%	0.72%	1.21%	0.65%

Fund Profile4

Credit Quality (% of total investments, excluding common stocks and short-term investments)5

Asset Allocation (% of total investments)

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Multisector Income Fund

April 30, 2017

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays U.S. Government/Credit Bond Index measures the performance of U.S. Treasuries, government-related and investment-grade U.S. corporate securities with a maturity of one year or more. BofA Merrill Lynch U.S. High Yield Index is an unmanaged index of below-investment grade U.S. corporate bonds. BofA Merrill Lynch™ indices not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report, BofAML does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. The Blended Index consists of 65% Bloomberg Barclays U.S. Government/Credit Bond Index and 35% BofA Merrill Lynch U.S. High Yield Index. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class C and Class R is linked to Class A and the performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

Fund primarily invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolio. Other represents any investment type less than 1% of total investments.

[5]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment- grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

3

Eaton Vance

Multisector Income Fund

April 30, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 – April 30, 2017).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period* (11/1/16 – 4/30/17)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,082.50	$5.06	0.98%
Class C	$1,000.00	$1,078.80	$8.92	1.73%
Class I	$1,000.00	$1,084.00	$3.72	0.72%
Class R	$1,000.00	$1,082.10	$6.35	1.23%
Class R6	$1,000.00	$1,084.20	$3.41	0.66%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.90	$4.91	0.98%
Class C	$1,000.00	$1,016.20	$8.65	1.73%
Class I	$1,000.00	$1,021.20	$3.61	0.72%
Class R	$1,000.00	$1,018.70	$6.16	1.23%
Class R6	$1,000.00	$1,021.50	$3.31	0.66%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2016. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance

Multisector Income Fund

April 30, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2017
Investment in Multisector Income Portfolio, at value (identified cost, $589,404,048)	$540,339,828
Receivable for Fund shares sold	6,074,887
Total assets	$546,414,715

Liabilities
Payable for Fund shares redeemed	$2,382,795
Payable to affiliates:
Distribution and service fees	105,360
Trustees’ fees	43
Accrued expenses	108,898
Total liabilities	$2,597,096
Net Assets	$543,817,619

Sources of Net Assets
Paid-in capital	$755,599,835
Accumulated net realized loss from Portfolio	(169,002,353)
Accumulated undistributed net investment income	6,284,357
Net unrealized depreciation from Portfolio	(49,064,220)
Total	$543,817,619

Class A Shares
Net Assets	$79,461,760
Shares Outstanding	7,468,373
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.64
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$11.17

Class C Shares
Net Assets	$105,893,809
Shares Outstanding	9,978,074
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.61

Class I Shares
Net Assets	$352,311,206
Shares Outstanding	33,111,148
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.64

Class R Shares
Net Assets	$772,960
Shares Outstanding	72,688
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.63

Class R6 Shares
Net Assets	$5,377,884
Shares Outstanding	505,102
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.65

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Multisector Income Fund

April 30, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2017
Interest and other income allocated from Portfolio (net of foreign taxes, $310)	$13,969,390
Dividends allocated from Portfolio (net of foreign taxes, $5,640)	2,654,665
Expenses allocated from Portfolio	(1,743,767)
Total investment income from Portfolio	$14,880,288

Expenses
Distribution and service fees
Class A	$152,694
Class C	569,369
Class R	2,324
Trustees’ fees and expenses	250
Custodian fee	19,459
Transfer and dividend disbursing agent fees	186,833
Legal and accounting services	23,825
Printing and postage	29,056
Registration fees	51,819
Miscellaneous	9,550
Total expenses	$1,045,179

Net investment income	$13,835,109

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$(11,621,879)
Foreign currency and forward foreign currency exchange contract transactions	(54,024)
Net realized loss	$(11,675,903)
Change in unrealized appreciation (depreciation) —
Investments (including net decrease in accrued foreign capital gains taxes of $1,340)	$44,271,511
Foreign currency and forward foreign currency exchange contracts	13,195
Net change in unrealized appreciation (depreciation)	$44,284,706

Net realized and unrealized gain	$32,608,803

Net increase in net assets from operations	$46,443,912

6	See Notes to Financial Statements.

Eaton Vance

Multisector Income Fund

April 30, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
From operations —
Net investment income	$13,835,109	$34,527,306
Net realized loss from investment, foreign currency and forward foreign currency exchange contract transactions	(11,675,903)	(179,430,572)
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	44,284,706	173,345,101
Net increase in net assets from operations	$46,443,912	$28,441,835
Distributions to shareholders —
From net investment income
Class A	$(1,534,314)	$(2,998,679)
Class C	(1,084,389)	(1,809,237)
Class I	(4,843,364)	(7,306,820)
Class R	(10,504)	(3,930)
Class R6	(78,181)	(96,891)
Tax return of capital
Class A	—	(2,208,129)
Class C	—	(1,276,487)
Class I	—	(5,346,659)
Class R	—	(5,008)
Class R6	—	(76,673)
Total distributions to shareholders	$(7,550,752)	$(21,128,513)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$9,598,167	$23,980,045
Class C	4,133,426	17,596,125
Class I	104,405,396	127,963,555
Class R	404,225	1,331,521
Class R6	410,198	876,176
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,323,821	4,721,958
Class C	824,955	2,197,009
Class I	3,868,404	9,512,293
Class R	10,504	8,938
Class R6	489	551
Cost of shares redeemed
Class A	(88,505,666)	(163,381,371)
Class C	(30,900,021)	(86,511,790)
Class I	(120,343,203)	(462,227,837)
Class R	(969,566)	(131,944)
Class R6	(494,840)	(1,800,827)
Net decrease in net assets from Fund share transactions	$(116,233,711)	$(525,865,598)

Net decrease in net assets	$(77,340,551)	$(518,552,276)

Net Assets
At beginning of period	$621,158,170	$1,139,710,446
At end of period	$543,817,619	$621,158,170

Accumulated undistributed net investment income included in net assets
At end of period	$6,284,357	$—

7	See Notes to Financial Statements.

Eaton Vance

Multisector Income Fund

April 30, 2017

Financial Highlights

Class A
Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31,	Period Ended October 31, 2013(1)
2016	2015	2014
Net asset value — Beginning of period	$9.960	$9.350	$11.030	$10.510	$10.000

Income (Loss) From Operations
Net investment income	$0.252	(2)	$0.443	(2)	$0.432	(2)	$0.330	(2)	$0.241
Net realized and unrealized gain (loss)	0.566	0.438	(3)	(1.776)	0.557	0.517

Total income (loss) from operations	$0.818	$0.881	$(1.344)	$0.887	$0.758

Less Distributions
From net investment income	$(0.138)	$(0.139)	$(0.309)	$(0.338)	$(0.248)
From net realized gain	—	—	(0.022)	(0.029)	—
Tax return of capital	—	(0.132)	(0.005)	—	—

Total distributions	$(0.138)	$(0.271)	$(0.336)	$(0.367)	$(0.248)

Net asset value — End of period	$10.640	$9.960	$9.350	$11.030	$10.510

Total Return(4)	8.25	%(5)	9.76%	(12.43)%	8.53%	7.69	%(5)(6)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$79,462	$148,722	$280,596	$449,901	$15,942
Ratios (as a percentage of average daily net assets):(7)
Expenses(8)	0.98	%(9)	0.97%	0.95%	0.94%	0.95	%(6)(9)
Net investment income	4.93	%(9)	4.87%	4.14%	2.98%	3.31	%(9)
Portfolio Turnover of the Fund	N.A.	(10)	N.A.	(10)	N.A.	(10)	N.A.	(10)	59	%(5)(11)
Portfolio Turnover of Multisector Income Portfolio	28	%(5)	74%	45%	46%	40	%(5)(12)
Portfolio Turnover of Eaton Vance Floating Rate Portfolio	N.A.	N.A.	N.A.	N.A.	32	%(13)

(1)	For the period from the start of business, January 31, 2013, to October 31, 2013.

(2)	Computed using average shares outstanding.

(3)

The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.31% of average daily net assets for the period ended October 31, 2013). Absent this reimbursement, total return would be lower.

(7)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(8)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(9)	Annualized.

(10)	The Fund invested only in the Multisector Income Portfolio for the indicated period. Accordingly, portfolio turnover of the Fund is not presented.

(11)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

(12)	For the period from the Portfolio’s start of business, January 11, 2013, to October 31, 2013.

(13)	For the Portfolio’s year ended October 31, 2013.

8	See Notes to Financial Statements.

Eaton Vance

Multisector Income Fund

April 30, 2017

Financial Highlights — continued

Class C
Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31,	Period Ended October 31, 2013(1)
2016	2015	2014
Net asset value — Beginning of period	$9.930	$9.330	$11.000	$10.500	$10.020

Income (Loss) From Operations
Net investment income	$0.210	(2)	$0.370	(2)	$0.356	(2)	$0.245	(2)	$0.062
Net realized and unrealized gain (loss)	0.570	0.432	(3)	(1.767)	0.556	0.495

Total income (loss) from operations	$0.780	$0.802	$(1.411)	$0.801	$0.557

Less Distributions
From net investment income	$(0.100)	$(0.108)	$(0.233)	$(0.272)	$(0.077)
From net realized gain	—	—	(0.022)	(0.029)	—
Tax return of capital	—	(0.094)	(0.004)	—	—

Total distributions	$(0.100)	$(0.202)	$(0.259)	$(0.301)	$(0.077)

Net asset value — End of period	$10.610	$9.930	$9.330	$11.000	$10.500

Total Return(4)	7.88	%(5)	8.84%	(13.03)%	7.69%	5.58	%(5)(6)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$105,894	$124,153	$186,668	$226,907	$1,368
Ratios (as a percentage of average daily net assets):(7)
Expenses(8)	1.73	%(9)	1.72%	1.70%	1.69%	1.70	%(6)(9)
Net investment income	4.11	%(9)	4.08%	3.44%	2.21%	2.29	%(9)
Portfolio Turnover of the Fund	N.A.	(10)	N.A.	(10)	N.A.	(10)	N.A.	(10)	59	%(5)(11)
Portfolio Turnover of Multisector Income Portfolio	28	%(5)	74%	45%	46%	40	%(5)(12)
Portfolio Turnover of Eaton Vance Floating Rate Portfolio	N.A.	N.A.	N.A.	N.A.	32	%(13)

(1)	For the period from the commencement of operations on August 20, 2013 to October 31, 2013.

(2)	Computed using average shares outstanding.

(3)

The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.31% of average daily net assets for the period ended October 31, 2013). Absent this reimbursement, total return would be lower.

(7)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(8)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(9)	Annualized.

(10)	The Fund invested only in the Multisector Income Portfolio for the indicated period. Accordingly, portfolio turnover of the Fund is not presented.

(11)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

(12)	For the period from the Portfolio’s start of business, January 11, 2013, to October 31, 2013.

(13)	For the Portfolio’s year ended October 31, 2013.

9	See Notes to Financial Statements.

Eaton Vance

Multisector Income Fund

April 30, 2017

Financial Highlights — continued

Class I
Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31,	Period Ended October 31, 2013(1)
2016	2015	2014
Net asset value — Beginning of period	$9.960	$9.350	$11.030	$10.510	$10.000

Income (Loss) From Operations
Net investment income	$0.261	(2)	$0.465	(2)	$0.456	(2)	$0.357	(2)	$0.273
Net realized and unrealized gain (loss)	0.571	0.440	(3)	(1.774)	0.554	0.500

Total income (loss) from operations	$0.832	$0.905	$(1.318)	$0.911	$0.773

Less Distributions
From net investment income	$(0.152)	$(0.151)	$(0.335)	$(0.362)	$(0.263)
From net realized gain	—	—	(0.022)	(0.029)	—
Tax return of capital	—	(0.144)	(0.005)	—	—

Total distributions	$(0.152)	$(0.295)	$(0.362)	$(0.391)	$(0.263)

Net asset value — End of period	$10.640	$9.960	$9.350	$11.030	$10.510

Total Return(4)	8.40	%(5)	10.04%	(12.21)%	8.77%	7.85	%(5)(6)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$352,311	$341,902	$666,562	$1,135,342	$56,934
Ratios (as a percentage of average daily net assets):(7)
Expenses(8)	0.72	%(9)	0.72%	0.70%	0.69%	0.70	%(6)(9)
Net investment income	5.08	%(9)	5.11%	4.36%	3.22%	3.58	%(9)
Portfolio Turnover of the Fund	N.A.	(10)	N.A.	(10)	N.A.	(10)	N.A.	(10)	59	%(5)(11)
Portfolio Turnover of Multisector Income Portfolio	28	%(5)	74%	45%	46%	40	%(5)(12)
Portfolio Turnover of Eaton Vance Floating Rate Portfolio	N.A.	N.A.	N.A.	N.A.	32	%(13)

(1)	For the period from the start of business, January 31, 2013, to October 31, 2013.

(2)	Computed using average shares outstanding.

(3)

The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.31% of average daily net assets for the period ended October 31, 2013). Absent this reimbursement, total return would be lower.

(7)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(8)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(9)	Annualized.

(10)	The Fund invested only in the Multisector Income Portfolio for the indicated period. Accordingly, portfolio turnover of the Fund is not presented.

(11)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

(12)	For the period from the Portfolio’s start of business, January 11, 2013, to October 31, 2013.

(13)	For the Portfolio’s year ended October 31, 2013.

10	See Notes to Financial Statements.

Eaton Vance

Multisector Income Fund

April 30, 2017

Financial Highlights — continued

	Class R
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016	Period Ended October 31, 2015(1)
Net asset value — Beginning of period	$9.950		$9.360	$11.000

Income (Loss) From Operations
Net investment income(2)	$0.234		$0.377	$0.466
Net realized and unrealized gain (loss)	0.570		0.470 (3)	(1.805)

Total income (loss) from operations	$0.804		$0.847	$(1.339)

Less Distributions
From net investment income	$(0.124)		$(0.136)	$(0.275)
From net realized gain	—		—	(0.022)
Tax return of capital	—		(0.121)	(0.004)

Total distributions	$(0.124)		$(0.257)	$(0.301)

Net asset value — End of period	$10.630		$9.950	$9.360

Total Return(4)	8.21	%(5)	9.35%	(12.40	)%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$773		$1,260	$26
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)	1.23	%(8)	1.21%	1.20	%(8)
Net investment income	4.58	%(8)	3.99%	5.04	%(8)
Portfolio Turnover of the Portfolio	28	%(5)	74%	45	%(9)

(1)	For the period from the commencement of operations on November 12, 2014 to October 31, 2015.

(2)	Computed using average shares outstanding.

(3)

The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	Annualized.

(9)	For the Portfolio’s year ended October 31, 2015.

11	See Notes to Financial Statements.

Eaton Vance

Multisector Income Fund

April 30, 2017

Financial Highlights — continued

	Class R6
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016	Period Ended October 31, 2015(1)
Net asset value — Beginning of period	$9.970		$9.360	$11.000

Income (Loss) From Operations
Net investment income(2)	$0.265		$0.467	$0.490
Net realized and unrealized gain (loss)	0.570		0.444 (3)	(1.760)

Total income (loss) from operations	$0.835		$0.911	$(1.270)

Less Distributions
From net investment income	$(0.155)		$(0.153)	$(0.343)
From net realized gain	—		—	(0.022)
Tax return of capital	—		(0.148)	(0.005)

Total distributions	$(0.155)		$(0.301)	$(0.370)

Net asset value — End of period	$10.650		$9.970	$9.360

Total Return(4)	8.42	%(5)	10.10%	(11.82	)%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,378		$5,121	$5,858
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)	0.66	%(8)	0.65%	0.64	%(8)
Net investment income	5.16	%(8)	5.13%	5.00	%(8)
Portfolio Turnover of the Portfolio	28	%(5)	74%	45	%(9)

(1)	For the period from the commencement of operations on November 12, 2014 to October 31, 2015.

(2)	Computed using average shares outstanding.

(3)

The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	Annualized.

(9)	For the Portfolio’s year ended October 31, 2015.

12	See Notes to Financial Statements.

Eaton Vance

Multisector Income Fund

April 30, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Multisector Income Fund (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund primarily invests its assets in interests in Multisector Income Portfolio, (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The Fund may also invest directly in securities and other instruments. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at April 30, 2017). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for

13

Eaton Vance

Multisector Income Fund

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2016, the Fund, for federal income tax purposes, had deferred capital losses of $154,884,717 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2016, $154,884,717 are long-term.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.55% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $1 billion and is payable monthly. On Investable Assets of $1 billion and over, the annual fee is reduced. For the six months ended April 30, 2017, the Fund incurred no investment adviser and administration fee on Investable Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s adviser fees. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2017, EVM earned $3,475 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $6,629 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2017. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2017 amounted to $152,694 for Class A shares. The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2017, the Fund paid or accrued to EVD $427,027 for Class C shares. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2017, the Fund paid or accrued to EVD $1,162 for Class R shares.

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2017 amounted to $142,342 and $1,162 for Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2017, the Fund was informed that EVD received approximately $1,000 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

14

Eaton Vance

Multisector Income Fund

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

6  Investment Transactions

For the six months ended April 30, 2017, increases and decreases in the Fund’s investment in the Portfolio aggregated $8,577,759 and $138,974,865, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	921,274	2,665,099
Issued to shareholders electing to receive payments of distributions in Fund shares	127,796	525,308
Redemptions	(8,518,252)	(18,258,311)

Net decrease	(7,469,182)	(15,067,904)

Class C	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	398,938	1,968,961
Issued to shareholders electing to receive payments of distributions in Fund shares	79,386	244,946
Redemptions	(2,998,618)	(9,722,554)

Net decrease	(2,520,294)	(7,508,647)

Class I	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	10,020,116	14,404,011
Issued to shareholders electing to receive payments of distributions in Fund shares	370,975	1,055,305
Redemptions	(11,609,711)	(52,385,641)

Net decrease	(1,218,620)	(36,926,325)

Class R	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	39,581	137,013
Issued to shareholders electing to receive payments of distributions in Fund shares	1,015	949
Redemptions	(94,570)	(14,046)

Net increase (decrease)	(53,974)	123,916

15

Eaton Vance

Multisector Income Fund

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

Class R6	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	39,641	97,558
Issued to shareholders electing to receive payments of distributions in Fund shares	47	58
Redemptions	(48,404)	(209,676)

Net decrease	(8,716)	(112,060)

16

Multisector Income Portfolio

April 30, 2017

Portfolio of Investments (Unaudited)

Corporate Bonds & Notes — 22.7%

Security		Principal Amount* (000’s omitted)	Value

Auto Manufacturers — 2.0%
Ford Motor Credit Co., LLC, 4.05%, 12/10/18	AUD	14,370	$10,966,230

			$10,966,230

Banks — 2.3%
Goldman Sachs Group, Inc. (The), 5.20%, 12/17/19	NZD	11,300	$8,088,398
JPMorgan Chase & Co., 4.25%, 11/2/18	NZD	6,095	4,247,478

			$12,335,876

Chemicals — 0.6%
CF Industries, Inc., 3.45%, 6/1/23		1,630	$1,524,050
CF Industries, Inc., 4.95%, 6/1/43		1,895	1,600,650

			$3,124,700

Commercial Services — 0.3%
ServiceMaster Co., LLC (The), 7.25%, 3/1/38		1,670	$1,636,600

			$1,636,600

Computers — 1.1%
Seagate HDD Cayman, 4.875%, 6/1/27		5,951	$5,775,160

			$5,775,160

Diversified Financial Services — 4.1%
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 4.50%, 3/15/27(1)		1,948	$2,011,146
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 4.875%, 4/15/45(1)		2,050	1,912,837
Och-Ziff Finance Co., LLC, 4.50%, 11/20/19(1)		10,645	10,165,975
OM Asset Management PLC, 4.80%, 7/27/26		8,015	8,079,913

			$22,169,871

Electrical Components & Equipment — 1.1%
Ingram Micro, Inc., 5.45%, 12/15/24		6,245	$6,277,193

			$6,277,193

Home Builders — 1.7%
MDC Holdings, Inc., 6.00%, 1/15/43		9,914	$9,105,394

			$9,105,394

Security		Principal Amount* (000’s omitted)	Value

Metal Fabricate & Hardware — 0.8%
Valmont Industries, Inc., 5.00%, 10/1/44		4,471	$4,346,760

			$4,346,760

Mining — 2.2%
Freeport-McMoRan, Inc., 5.45%, 3/15/43		8,106	$6,950,895
Southern Copper Corp., 5.25%, 11/8/42		5,330	5,227,858

			$12,178,753

Miscellaneous Manufacturing — 1.8%
Trinity Industries, Inc., 4.55%, 10/1/24		9,556	$9,571,022

			$9,571,022

Oil & Gas — 1.4%
Rowan Cos., Inc., 5.40%, 12/1/42		9,894	$7,519,440

			$7,519,440

Real Estate Investment Trusts (REITs) — 1.0%
CBL & Associates, L.P., 4.60%, 10/15/24		5,725	$5,310,980

			$5,310,980

Retail — 2.3%
JC Penney Corp., Inc., 6.375%, 10/15/36		3,000	$2,310,000
L Brands, Inc., 6.75%, 7/1/36		1,520	1,480,100
Macy’s Retail Holdings, Inc., 4.30%, 2/15/43		10,900	8,463,054

			$12,253,154

Total Corporate Bonds & Notes (identified cost $118,488,315)			$122,571,133

Foreign Corporate Bonds — 22.3%

Security		Principal Amount* (000’s omitted)	Value

Airlines — 0.2%
Latam Finance, Ltd., 6.875%, 4/11/24(1)		1,150	$1,170,700

			$1,170,700

Banks — 1.9%
Australia and New Zealand Banking Group, Ltd., 3.75%, 7/25/19(2)	AUD	9,450	$7,269,227
Westpac Banking Corp., 4.322% to 11/23/26, 11/23/31(3)		2,892	2,972,918

			$10,242,145

17	See Notes to Financial Statements.

Multisector Income Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Electric — 1.7%
Comision Federal de Electricidad, 4.75%, 2/23/27(1)		6,135	$6,204,019
Trinidad Generation Unlimited, 5.25%, 11/4/27(1)		2,936	2,921,320

			$9,125,339

Foods — 1.4%
ESAL GmbH, 6.25%, 2/5/23(1)		7,295	$7,431,781

			$7,431,781

Forest Products & Paper — 0.8%
Suzano Austria GmbH, 7.00%, 3/16/47(1)		4,634	$4,592,294

			$4,592,294

Media — 1.2%
Grupo Televisa SAB, 5.00%, 5/13/45		7,000	$6,627,517

			$6,627,517

Miscellaneous Manufacturing — 1.7%
Bombardier, Inc., 7.45%, 5/1/34(1)		9,110	$9,110,000

			$9,110,000

Oil & Gas — 6.8%
Ecopetrol S.A., 5.875%, 5/28/45		9,158	$8,450,087
Ensco PLC, 5.20%, 3/15/25		7,232	6,165,280
Genneia S.A., 8.75%, 1/20/22(1)		1,465	1,574,875
Odebrecht Offshore Drilling Finance, Ltd., 6.75%, 10/1/22(1)		15,475	6,151,485
Petrobras Global Finance B.V., 5.625%, 5/20/43		14,600	12,282,250
Raizen Fuels Finance S.A., 5.30%, 1/20/27(1)		2,220	2,301,052

			$36,925,029

Retail — 1.8%
Signet UK Finance PLC, 4.70%, 6/15/24		10,089	$9,981,219

			$9,981,219

Telecommunications — 3.8%
America Movil SAB de CV, 6.45%, 12/5/22	MXN	233,020	$11,607,274
Oi Brasil Holdings Cooperatief UA, 5.75%, 2/10/22(1)(4)		25,100	8,722,250

			$20,329,524

Security		Principal Amount* (000’s omitted)	Value

Transportation — 1.0%
A.P. Moller - Maersk A/S, 3.875%, 9/28/25(1)		3,060	$3,052,558
Aeropuertos Argentina 2000 S.A., 6.875%, 2/1/27(1)		2,230	2,359,340

			$5,411,898

Total Foreign Corporate Bonds (identified cost $141,467,794)			$120,947,446

Foreign Government Bonds — 20.7%

Security		Principal Amount (000’s omitted)	Value

Australia — 2.5%
Queensland Treasury Corp., 5.50%, 6/21/21(2)	AUD	16,110	$13,612,007

			$13,612,007

Brazil — 2.1%
Nota do Tesouro Nacional, 10.00%, 1/1/25	BRL	35,500	$11,102,803

			$11,102,803

Canada — 7.8%
Canada Housing Trust, 1.25%, 6/15/21(1)	CAD	23,685	$17,324,119
Canada Housing Trust, 3.80%, 6/15/21(1)	CAD	15,325	12,361,377
Canadian Government Bond, 0.75%, 3/1/21	CAD	17,415	12,685,055

			$42,370,551

Colombia — 0.3%
Titulos De Tesoreria B, 5.00%, 11/21/18	COP	5,100,000	$1,722,642

			$1,722,642

Mexico — 2.4%
Mexican Bonos, 7.75%, 5/29/31	MXN	238,690	$13,027,673

			$13,027,673

Norway — 1.1%
Kommunalbanken AS, 5.00%, 3/28/19	NZD	8,300	$5,939,531

			$5,939,531

Supranational — 4.5%
European Investment Bank, 7.20%, 7/9/19(1)	IDR	71,560,000	$5,451,289
International Bank for Reconstruction & Development, 3.50%, 1/22/21	NZD	10,340	7,221,562

18	See Notes to Financial Statements.

Multisector Income Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Supranational (continued)
International Finance Corp., 6.30%, 11/25/24	INR	420,000	$6,544,609
International Finance Corp., 6.45%, 10/30/18	INR	318,500	4,984,424

			$24,201,884

Total Foreign Government Bonds (identified cost $114,299,843)			$111,977,091

Convertible Bonds — 3.5%

Security		Principal Amount (000’s omitted)	Value

Home Builders — 1.7%
CalAtlantic Group, Inc., 1.25%, 8/1/32		$8,840	$9,005,750

			$9,005,750

Oil & Gas — 1.8%
Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 3.50%, 3/1/21(1)(5)		$3,619	$3,579,710
Nabors Industries, Inc., 0.75%, 1/15/24(1)		3,020	2,614,188
Permian Resources, LLC, 8.00%, 5/1/22(1)(5)		11,109	3,554,879

			$9,748,777

Total Convertible Bonds (identified cost $25,453,800)			$18,754,527

Asset-Backed Securities — 0.2%

Security		Principal Amount (000’s omitted)	Value
Thunderbolt Aircraft Lease, Ltd., Series 2017-A, Class B, 5.75%, 5/17/32(1)(6)(7)		$980	$976,937

Total Asset-Backed Securities (identified cost $972,477)			$976,937

Commercial Mortgage-Backed Securities — 6.8%

Security		Principal Amount (000’s omitted)	Value
CFCRE Commercial Mortgage Trust
Series 2016-C7, Class D, 4.443%, 12/10/54(1)		$2,000	$1,604,459
COMM Mortgage Trust
Series 2014-CR21, Class D, 3.917%, 12/10/47(1)(8)		5,900	4,976,984

Security	Principal Amount (000’s omitted)	Value

JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class D, 4.560%, 9/15/47(1)(8)	$1,780	$1,473,470
Series 2014-C23, Class D, 3.958%, 9/15/47(1)(8)	7,500	6,240,970
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23, Class D, 4.135%, 7/15/50(1)(8)	5,150	4,369,512
Series 2016-C32, Class D, 3.396%, 12/15/49(1)(8)	3,685	2,709,191
Wells Fargo Commercial Mortgage Trust
Series 2015-C26, Class D, 3.586%, 2/15/48(1)	3,386	2,546,265
Series 2015-C31, Class D, 3.852%, 11/15/48	4,900	3,681,202
Series 2016-C35, Class D, 3.142%, 7/15/48(1)	8,400	6,367,660
WF-RBS Commercial Mortgage Trust
Series 2014-C24, Class D, 3.692%, 11/15/47(1)	4,025	2,621,570

Total Commercial Mortgage-Backed Securities (identified cost $35,458,890)		$36,591,283

Senior Floating-Rate Loans — 0.7%(9)

Borrower / Tranche Description	Principal Amount (000’s omitted)	Value

Business Equipment and Services — 0.0%(10)
Education Management, LLC, Term Loan, 5.66%, Maturing 7/2/20(11)	$233	$165,248
Education Management, LLC, Term Loan, 8.66%, Maturing 7/2/20(11)	442	0

		$165,248

Drugs — 0.5%
Valeant Pharmaceuticals International, Inc., Term Loan, 5.74%, Maturing 4/1/22	$2,348	$2,363,141

		$2,363,141

Retailers (Except Food and Drug) — 0.2%
Neiman Marcus Group Ltd., LLC, Term Loan, 4.25%, Maturing 10/25/20	$1,446	$1,157,350
rue21, Inc., Term Loan, 0.00%, Maturing 10/9/20(4)	387	63,855

		$1,221,205

Total Senior Floating-Rate Loans (identified cost $4,738,319)		$3,749,594

19	See Notes to Financial Statements.

Multisector Income Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Common Stocks — 6.2%

Security	Shares	Value

Banks — 0.5%
Regions Financial Corp.	191,728	$2,636,260

		$2,636,260

Business Equipment and Services — 0.0%
Education Management Corp.(11)(12)(13)	2,788,966	$0

		$0

Computers — 0.7%
International Business Machines Corp.	22,920	$3,673,847

		$3,673,847

Electronics — 0.5%
Corning, Inc.	88,391	$2,550,080

		$2,550,080

Home Builders — 0.5%
Lennar Corp., Class A	56,512	$2,853,856

		$2,853,856

Mining — 0.7%
Cliffs Natural Resources, Inc.(13)	308,263	$2,071,527
Freeport-McMoRan, Inc.(13)	151,142	1,927,061

		$3,998,588

Miscellaneous Manufacturing — 0.5%
Ingersoll-Rand PLC	24,650	$2,187,688
Toshiba Corp.(13)	332,000	669,700

		$2,857,388

Oil & Gas — 1.4%
California Resources Corp.(13)	1,146	$13,408
Pacific Exploration and Production Corp.(13)	125,960	3,712,054
Royal Dutch Shell PLC, Class B, ADR	72,926	3,946,755

		$7,672,217

Retail — 0.2%
Signet Jewelers, Ltd.	12,300	$809,832

		$809,832

Security	Shares	Value

Semiconductors — 0.6%
Intel Corp.	51,983	$1,879,185
QUALCOMM, Inc.	26,300	1,413,362

		$3,292,547

Transportation — 0.6%
A.P. Moller - Maersk A/S, Class B	1,735	$2,992,934

		$2,992,934

Total Common Stocks (identified cost $48,806,659)		$33,337,549

Convertible Preferred Stocks — 3.6%

Security	Shares	Value

Business Equipment and Services — 0.0%
Education Management Corp., Series A-1, 7.50%(11)(12)(13)	3,103	$0

		$0

Oil & Gas — 2.5%
Chesapeake Energy Corp., 5.75%	21,765	$13,752,759

		$13,752,759

Real Estate Investment Trusts (REITs) — 1.1%
iStar, Inc., Series J, 4.50%	115,195	$5,979,773

		$5,979,773

Total Convertible Preferred Stocks (identified cost $27,719,966)		$19,732,532

Preferred Stocks — 0.0%(10)

Security	Shares	Value

Real Estate Investment Trusts (REITs) — 0.0%(10)
CBL & Associates Properties, Inc., Series D, 7.375%	3,150	$73,552

Total Preferred Stocks (identified cost $72,923)		$73,552

20	See Notes to Financial Statements.

Multisector Income Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 7.1%

Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 1.07%(14)	38,199,044	$38,210,504

Total Short-Term Investments (identified cost $38,207,207)		$38,210,504

Total Investments — 93.8% (identified cost $555,686,193)		$506,922,148

Other Assets, Less Liabilities — 6.2%		$33,418,914

Net Assets — 100.0%		$540,341,062

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2017, the aggregate value of these securities is $148,454,212 or 27.5% of the Portfolio’s net assets.

(2)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2017, the aggregate value of these securities is $20,881,234 or 3.9% of the Portfolio’s net assets.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)

Currently the issuer is in default with respect to interest and/or principal payments or has filed for bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(5)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(6)	When-issued security.

(7)	Multi-step coupon bond. Interest rate represents the rate in effect at April 30, 2017.

(8)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2017.

(9)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(10)	Amount is less than 0.05%.

(11)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(12)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(13)	Non-income producing security.

(14)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2017.

21	See Notes to Financial Statements.

Multisector Income Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Country Concentration of Portfolio (based on country of risk)

Country	Percentage of Net Assets	Value
United States	50.6%	$273,594,809
Brazil	9.7	52,583,915
Canada	9.5	51,480,551
Mexico	7.0	37,466,483
Supranational	4.5	24,201,884
Australia	4.4	23,854,152
Colombia	2.6	13,884,783
Denmark	1.1	6,045,492
Norway	1.1	5,939,531
Peru	1.0	5,227,858
Netherlands	0.7	3,946,755
Argentina	0.7	3,934,215
Trinidad and Tobago	0.6	2,921,320
Chile	0.2	1,170,700
Japan	0.1	669,700

Total Investments	93.8%	$506,922,148

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	64.6%	$349,103,816
Canadian Dollar	7.8	42,370,551
Australian Dollar	5.9	31,847,464
New Zealand Dollar	4.7	25,496,969
Mexican Peso	4.6	24,634,947
Indian Rupee	2.1	11,529,033
Brazilian Real	2.1	11,102,803
Indonesian Rupiah	1.0	5,451,289
Other currency, less than 1% each	1.0	5,385,276

Total Investments	93.8%	$506,922,148

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	657,991	JPY	73,338,800	Goldman Sachs International	5/31/17	$—	$(606)

Abbreviations:

ADR	–	American Depositary Receipt

Currency Abbreviations:

AUD	–	Australian Dollar
BRL	–	Brazilian Real
CAD	–	Canadian Dollar
COP	–	Colombian Peso
IDR	–	Indonesian Rupiah
INR	–	Indian Rupee
JPY	–	Japanese Yen
MXN	–	Mexican Peso
NZD	–	New Zealand Dollar

22	See Notes to Financial Statements.

Multisector Income Portfolio

April 30, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2017
Unaffiliated investments, at value (identified cost, $517,478,986)	$468,711,644
Affiliated investment, at value (identified cost, $38,207,207)	38,210,504
Cash	77,273
Foreign currency, at value (identified cost, $198)	195
Dividends receivable	318,939
Interest receivable	6,917,578
Dividends receivable from affiliated investment	23,473
Receivable for investments sold	30,583,031
Tax reclaims receivable	231,014
Total assets	$545,073,651

Liabilities
Payable for investments purchased	$3,377,959
Payable for when-issued securities	972,477
Payable for open forward foreign currency exchange contracts	606
Payable to affiliates:
Investment adviser fee	244,392
Trustees’ fees	3,050
Accrued foreign capital gains taxes	16,735
Accrued expenses	117,370
Total liabilities	$4,732,589
Net Assets applicable to investors’ interest in Portfolio	$540,341,062

Sources of Net Assets
Investors’ capital	$589,110,680
Net unrealized depreciation	(48,769,618)
Total	$540,341,062

23	See Notes to Financial Statements.

Multisector Income Portfolio

April 30, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2017
Interest and other income (net of foreign taxes, $310)	$13,969,419
Dividends (net of foreign taxes, $5,640)	2,461,494
Dividends from affiliated investment	193,177
Total investment income	$16,624,090

Expenses
Investment adviser fee	$1,574,512
Trustees’ fees and expenses	18,051
Custodian fee	90,076
Legal and accounting services	49,931
Miscellaneous	11,198
Total expenses	$1,743,768

Net investment income	$14,880,322

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(11,640,365)
Investment transactions — affiliated investment	18,463
Foreign currency and forward foreign currency exchange contract transactions	(54,025)
Net realized loss	$(11,675,927)
Change in unrealized appreciation (depreciation) —
Investments (including net decrease in accrued foreign capital gains taxes of $1,340)	$44,281,051
Investments — affiliated investment	(9,451)
Foreign currency and forward foreign currency exchange contracts	13,192
Net change in unrealized appreciation (depreciation)	$44,284,792

Net realized and unrealized gain	$32,608,865

Net increase in net assets from operations	$47,489,187

24	See Notes to Financial Statements.

Multisector Income Portfolio

April 30, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
From operations —
Net investment income	$14,880,322	$37,314,366
Net realized loss from investment, foreign currency and forward foreign currency exchange contract transactions	(11,675,927)	(180,126,718)
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	44,284,792	172,813,996
Net increase in net assets from operations	$47,489,187	$30,001,644
Capital transactions —
Contributions	$8,577,759	$22,371,417
Withdrawals	(138,974,865)	(589,773,410)
Net decrease in net assets from capital transactions	$(130,397,106)	$(567,401,993)

Net decrease in net assets	$(82,907,919)	$(537,400,349)

Net Assets
At beginning of period	$623,248,981	$1,160,649,330
At end of period	$540,341,062	$623,248,981

25	See Notes to Financial Statements.

Multisector Income Portfolio

April 30, 2017

Financial Highlights

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,			Period Ended October 31, 2013(1)
Ratios/Supplemental Data			2016	2015	2014
Ratios (as a percentage of average daily net assets):
Expenses(2)	0.61	%(3)	0.60%	0.58%	0.59%	0.65	%(3)
Net investment income	5.20	%(3)	5.20%	4.49%	3.38%	3.53	%(3)
Portfolio Turnover	28	%(4)	74%	45%	46%	40	%(4)

Total Return	8.46	%(4)	10.17%	(11.99)%	9.07%	7.99	%(4)

Net assets, end of period (000’s omitted)	$540,341		$623,249	$1,160,649	$1,810,177	$172,561

(1)	For the period from the start of business, January 11, 2013, to October 31, 2013.

(2)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(3)	Annualized.

(4)	Not annualized.

26	See Notes to Financial Statements.

Multisector Income Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Multisector Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2017, Eaton Vance Multisector Income Fund held an interest of 99.9% in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in

27

Multisector Income Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and interest have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of April 30, 2017, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the

28

Multisector Income Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

I  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

J  Interim Financial Statements — The interim financial statements relating to April 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.55% of the Portfolio’s average daily net assets up to $1 billion, 0.53% from $1 billion but less than $2.5 billion, 0.51% from $2.5 billion but less than $5 billion and 0.50% of average daily net assets of $5 billion or more, and is payable monthly. For the six months ended April 30, 2017, the Portfolio’s investment adviser fee amounted to $1,574,512 or 0.55% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, for the six months ended April 30, 2017 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$115,680,653	$226,367,322
U.S. Government and Agency Securities	26,886,627	27,956,612

	$142,567,280	$254,323,934

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$557,072,071

Gross unrealized appreciation	$19,469,255
Gross unrealized depreciation	(69,619,178)

Net unrealized depreciation	$(50,149,923)

29

Multisector Income Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2017 is included in the Portfolio of Investments. At April 30, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2017, the fair value of derivatives with credit-related contingent features in a net liability position was $606. At April 30, 2017, there were no assets pledged by the Portfolio for such liability.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative counterparty. The ISDA Master Agreement is a bilateral agreement between the Portfolio and the counterparty that governs certain OTC derivatives and contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the ISDA Master Agreement. Under the ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. The ISDA Master Agreement allows the counterparty to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreement, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under the ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under the ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to the counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by the counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2017 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative

Forward foreign currency exchange contracts	$—	$(606	)(1)

Total Derivatives subject to master netting or similar agreements	$—	$(606)

(1)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized depreciation.

The Portfolio’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Portfolio’s derivative liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral pledged by the Portfolio for such liabilities as of April 30, 2017.

30

Multisector Income Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(b)

Goldman Sachs International	$(606)	$—	$—	$—	$(606)

	$(606)	$—	$—	$—	$(606)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2017 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Forward foreign currency exchange contracts	$3,878	$(606)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding (based on the absolute value of notional amounts of currency purchased and currency sold) during the six months ended April 30, 2017, which is indicative of the volume of this derivative type, was approximately $188,000.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2017.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States. The foregoing risks of foreign investing can be more significant in less developed countries characterized as emerging market countries.

The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

31

Multisector Income Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Corporate Bonds & Notes	$—	$122,571,133	$—	$122,571,133
Foreign Corporate Bonds	—	120,947,446	—	120,947,446
Foreign Government Bonds	—	111,977,091	—	111,977,091
Convertible Bonds	—	18,754,527	—	18,754,527
Asset-Backed Securities	—	976,937	—	976,937
Commercial Mortgage-Backed Securities	—	36,591,283	—	36,591,283
Senior Floating-Rate Loans	—	3,584,346	165,248	3,749,594
Common Stocks	29,674,915	3,662,634 **	0	33,337,549
Convertible Preferred Stocks	—	19,732,532	0	19,732,532
Preferred Stocks	73,552	—	—	73,552
Short-Term Investments	—	38,210,504	—	38,210,504

Total Investments	$29,748,467	$477,008,433	$165,248	$506,922,148

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(606)	$—	$(606)

Total	$—	$(606)	$—	$(606)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2017 is not presented. At April 30, 2017, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

32

Eaton Vance

Multisector Income Fund

April 30, 2017

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 25, 2017, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2017. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

33

Eaton Vance

Multisector Income Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2017, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and ten times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Eaton Vance Multisector Income Fund (formerly the Eaton Vance Bond Fund) (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreement of Multisector Income Portfolio (formerly the Bond Portfolio) (the “Portfolio”), the portfolio in which the Fund invests, with Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund and the investment advisory agreement for the Portfolio (together, the “investment advisory agreements”).

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio, including recent changes to such personnel. In particular, the Board considered the abilities and experience of each Adviser’s investment professionals in investing in securities and other instruments to establish investment exposures to a wide variety of bonds and other income instruments, including corporate bonds, commercial mortgage-backed securities and senior floating rate loans. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of each Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the

34

Eaton Vance

Multisector Income Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.

The Board noted that under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board was aware that on April 24, 2017 a former employee of the Adviser agreed to plead guilty to fraud charges arising from the individual’s prior activities as an equity options trader for certain Eaton Vance Funds. The Board was informed that the Adviser became aware of the matter on April 18, 2017, at which time management contacted federal authorities, alerted the Board and began an internal investigation. The Adviser represented to the Board that, based on information available as of April 25, 2017, management had no reason to believe that any other employee of the Adviser or its affiliates was involved in any wrongful activities or that any fund had been materially harmed. The Adviser agreed to keep the Board fully apprised as additional information is learned, and assured the Board that any fund harmed by the former employee’s wrongful activities will be made whole, as determined in consultation with the Board. The Board concluded that the Adviser’s actions in response to these events are appropriate and consistent with the Adviser’s commitment to protect and provide quality services to the Eaton Vance Funds.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one- and three- year periods ended September 30, 2016 for the Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2016, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.

35

Eaton Vance

Multisector Income Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

36

Eaton Vance

Multisector Income Fund

April 30, 2017

Officers and Trustees

Officers of Eaton Vance Multisector Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Multisector Income Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Multisector Income Fund and Multisector Income Portfolio

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

Scott E. Wennerholm**

*	Interested Trustee

**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

37

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

38

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Investment Adviser of Multisector Income Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Multisector Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

6844    4.30.17

Eaton Vance

Short Duration Real Return Fund

Semiannual Report

April 30, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2017

Eaton Vance

Short Duration Real Return Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	22

Officers and Trustees	26

Important Notices	27

Eaton Vance

Short Duration Real Return Fund

April 30, 2017

Performance1,2

Portfolio Managers Thomas H. Luster, CFA and Stewart D. Taylor

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	04/01/2010	04/01/2010	1.45%	3.92%	0.95%	2.12%
Class A with 2.25% Maximum Sales Charge	—	—	–0.87	1.62	0.49	1.79
Class C at NAV	04/01/2010	04/01/2010	1.00	3.20	0.19	1.35
Class C with 1% Maximum Sales Charge	—	—	0.00	2.20	0.19	1.35
Class I at NAV	04/01/2010	04/01/2010	1.57	4.28	1.21	2.36
BofA Merrill Lynch 1–5 Year U.S. Inflation-Linked Treasury Index	—	—	0.47%	1.73%	0.29%	1.55%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				1.25%	2.00%	1.00%
Net				0.75	1.50	0.50

Fund Profile4

Asset Allocation (% of total investments)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Short Duration Real Return Fund

April 30, 2017

Endnotes and Additional Disclosures

[1]

BofA Merrill Lynch 1–5 Year U.S. Inflation-Linked Treasury Index is an unmanaged index comprised of U.S. Treasury Inflation-Protected Securities with at least $1 billion in outstanding face value and a remaining term to final maturity of at least 1 year and less than 5 years. BofA Merrill Lynch® indices not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report, BofAML does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

The Gross expense ratios are as stated in the Fund’s most recent prospectus. Net expense ratios exclude interest expense associated with certain investment transactions. Net expense ratios reflect a contractual expense reimbursement that continues through 2/28/18. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

Fund invests in one or more affiliated investment companies (Portfolios) and also invests directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund, including its pro rata share of each Portfolio or Fund in which it invests.

[5]

Total investments includes the Fund’s investment in the Portfolio, the Fund’s direct investments in securities and derivatives. Derivative positions are reflected at their unrealized appreciation (depreciation). Other, if any, represents any investment type less than 1% of total investments.

Fund profile subject to change due to active management.

3

Eaton Vance

Short Duration Real Return Fund

April 30, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 – April 30, 2017).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period* (11/1/16 – 4/30/17)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,014.50	$4.35	**	0.87%
Class C	$1,000.00	$1,010.00	$8.07	**	1.62%
Class I	$1,000.00	$1,015.70	$3.05	**	0.61%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.50	$4.36	**	0.87%
Class C	$1,000.00	$1,016.80	$8.10	**	1.62%
Class I	$1,000.00	$1,021.80	$3.06	**	0.61%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2016. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Short Duration Real Return Fund

April 30, 2017

Portfolio of Investments (Unaudited)

Investment in Affiliated Portfolio — 24.1%

Description		Value

Senior Debt Portfolio (identified cost, $35,311,277)		$35,786,891

Total Investment in Affiliated Portfolio (identified cost $35,311,277)		$35,786,891

U.S. Treasury Obligations — 55.2%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Inflation-Protected Notes:
0.125%, 4/15/18(1)	$6,322	$6,337,177
0.125%, 4/15/19(1)	11,435	11,540,426
0.125%, 4/15/20(1)	10,921	11,050,182
0.125%, 4/15/21(1)	11,305	11,414,770
0.125%, 1/15/22(1)	4,305	4,343,312
0.125%, 7/15/22(1)	2,118	2,139,211
0.125%, 1/15/23(1)	5,276	5,290,008
1.125%, 1/15/21(1)	3,340	3,510,595
1.25%, 7/15/20(1)	3,351	3,532,930
1.375%, 1/15/20(1)	7,885	8,269,355
2.125%, 1/15/19(1)	7,374	7,706,807
2.375%, 1/15/25(1)	5,815	6,732,473

Total U.S. Treasury Obligations (identified cost $81,882,469)		$81,867,246

Commercial Mortgage-Backed Securities — 1.1%

Security	Principal Amount (000’s omitted)	Value
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP9, Class AM, 5.372%, 5/15/47	$252	$251,632
Morgan Stanley Capital I Trust
Series 2007-IQ15, Class A4, 6.126%, 6/11/49(2)	842	845,282
Series 2007-IQ16, Class A4, 5.809%, 12/12/49	531	533,101

Total Commercial Mortgage-Backed Securities (identified cost $1,648,418)		$1,630,015

Asset-Backed Securities — 17.6%

Security	Principal Amount (000’s omitted)	Value

Automotive — 11.3%
AmeriCredit Automobile Receivables Trust
Series 2014-2, Class B, 1.60%, 7/8/19	$1,520	$1,520,711
Series 2016-4, Class A2A, 1.34%, 4/8/20	321	320,437
Avis Budget Rental Car Funding, LLC
Series 2012-3A, Class A, 2.10%, 3/20/19(3)	1,000	1,002,666
BMW Vehicle Lease Trust
Series 2016-2, Class A3, 1.43%, 9/20/19	1,015	1,012,327
CarMax Auto Owner Trust
Series 2017-2, Class A3, 1.93%, 3/15/22	1,400	1,399,798
Drive Auto Receivables Trust
Series 2017-BA, Class A3, 1.74%, 6/17/19(3)	1,000	1,000,487
Enterprise Fleet Financing, LLC
Series 2016-1, Class A2, 1.83%, 9/20/21(3)	794	794,028
Series 2017-1, Class A2, 2.13%, 7/20/22(3)	500	499,986
First Investors Auto Owner Trust
Series 2016-1A, Class A1, 1.92%, 5/15/20(3)	114	114,531
Series 2016-2A, Class A1, 1.53%, 11/16/20(3)	175	174,513
Series 2017-1A, Class A1, 1.69%, 4/15/21(3)	922	921,807
Ford Credit Auto Owner Trust
Series 2014-1, Class B, 2.41%, 11/15/25(3)	400	402,467
Series 2017-A, Class A3, 1.67%, 6/15/21	1,000	1,000,252
Hertz Fleet Lease Funding, L.P.
Series 2017-1, Class A2, 2.13%, 4/10/31(3)	1,160	1,159,858
Honda Auto Receivables Owner Trust
Series 2014-2, Class A4, 1.18%, 5/18/20	900	899,633
Mercedes-Benz Auto Lease Trust
Series 2016-B, Class A3, 1.35%, 8/15/19	1,000	998,246
Santander Drive Auto Receivables Trust
Series 2016-1, Class A2A, 1.41%, 7/15/19	48	48,088
Series 2016-3, Class A3, 1.50%, 8/17/20	276	275,615
TCF Auto Receivables Owner Trust
Series 2016-PT1A, Class A, 1.93%, 6/15/22(3)	872	873,268
Volkswagen Credit Auto Master Trust
Series 2014-1A, Class A2, 1.40%, 7/22/19(3)	200	200,007
World Omni Auto Receivables Trust
Series 2014-A, Class A4, 1.53%, 6/15/20	700	700,531
World Omni Automobile Lease Securitization Trust
Series 2017-A, Class A3, 2.13%, 4/15/20	1,500	1,507,658

		$16,826,914

5	See Notes to Financial Statements.

Eaton Vance

Short Duration Real Return Fund

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Computers — 0.9%
Dell Equipment Finance Trust
Series 2016-1, Class A2, 1.43%, 9/24/18(3)	$846	$845,850
Series 2017-1, Class A2, 1.86%, 6/24/19(3)(4)	450	449,957

		$1,295,807

Credit Card — 0.7%
Chase Issuance Trust
Series 2016-A6, Class A6, 1.10%, 1/15/20	$500	$499,011
World Financial Network Credit Card Master Trust
Series 2012-B, Class A, 1.76%, 5/17/21	500	500,676

		$999,687

Other — 3.8%
Blackbird Capital Aircraft Lease Securitization, Ltd.
Series 2016-1A, Class AA, 2.487%, 12/16/41(3)	$484	$482,637
CNH Equipment Trust
Series 2017-A, Class A3, 2.07%, 5/16/22	1,365	1,371,447
GreatAmerica Leasing Receivables Funding, LLC
Series 2017-1, Class A2, 1.72%, 4/22/19(3)	1,000	999,393
OneMain Financial Issuance Trust
Series 2015-1A, Class A, 3.19%, 3/18/26(3)	1,453	1,469,283
SpringCastle Funding Trust
Series 2016-AA, Class A, 3.05%, 4/25/29(3)	674	678,679
Verizon Owner Trust
Series 2016-1A, Class A, 1.42%, 1/20/21(3)	590	587,955

		$5,589,394

Restaurants — 0.7%
Wendys Funding, LLC
Series 2015-1A, Class A2I, 3.371%, 6/15/45(3)	$985	$993,467

		$993,467

Single Family Home Rental — 0.2%
Colony American Homes
Series 2014-1A, Class D, 3.144%, 5/17/31(3)(5)	$148	$148,245
FirstKey Lending Trust
Series 2015-SFR1, Class A, 2.553%, 3/9/47(3)	187	186,631

		$334,876

Total Asset-Backed Securities (identified cost $26,017,687)		$26,040,145

Short-Term Investments — 1.8%

Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 1.07%(6)	2,652,030	$2,652,826

Total Short-Term Investments (identified cost $2,652,619)		$2,652,826

Total Investments — 99.8% (identified cost $147,512,470)		$147,977,123

Other Assets, Less Liabilities — 0.2%		$256,706

Net Assets — 100.0%		$148,233,829

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2017.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2017, the aggregate value of these securities is $13,985,715 or 9.4% of the Fund’s net assets.

(4)	When-issued security.

(5)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2017.

(6)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2017.

6	See Notes to Financial Statements.

Eaton Vance

Short Duration Real Return Fund

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Inflation Swaps
Counterparty	Notional Amount (000’s omitted)	Fund Receives	Fund Pays (Annual Rate)	Termination Date	Net Unrealized Appreciation (Depreciation)

Bank of America, N.A.	$5,000	Return on CPI-U (NSA)	2.295%	3/1/18	$(22,517)
Bank of America, N.A.	5,000	Return on CPI-U (NSA)	2.132	4/7/22	(22,983)
Barclays Bank PLC	5,000	Return on CPI-U (NSA)	2.010	3/13/18	(13,981)
Barclays Bank PLC	5,000	Return on CPI-U (NSA)	2.090	12/12/18	(6,883)
Barclays Bank PLC	7,000	Return on CPI-U (NSA)	2.223	1/18/19	(31,124)
Barclays Bank PLC	4,000	Return on CPI-U (NSA)	2.010	11/28/19	8,858
Barclays Bank PLC	5,000	Return on CPI-U (NSA)	2.308	2/3/20	(37,734)
Barclays Bank PLC	4,000	Return on CPI-U (NSA)	1.360	8/26/20	98,108
Barclays Bank PLC	2,000	Return on CPI-U (NSA)	1.467	9/14/20	38,472
Barclays Bank PLC	3,000	Return on CPI-U (NSA)	2.035	11/21/20	10,007
Citibank, N.A.	2,000	Return on CPI-U (NSA)	2.147	9/15/19	(73,592)
Citibank, N.A.	3,000	Return on CPI-U (NSA)	1.860	6/15/20	7,568
Citibank, N.A.	3,000	Return on CPI-U (NSA)	1.880	6/18/20	4,979
Citibank, N.A.	2,000	Return on CPI-U (NSA)	1.528	7/29/20	45,216
Citibank, N.A.	2,000	Return on CPI-U (NSA)	1.471	8/3/21	64,602

					$68,996

Centrally Cleared Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)	Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation

CME Group, Inc.	$ 5,000	Pays	3-month USD-LIBOR-BBA	1.367%	9/3/17	$4,301
LCH.Clearnet	14,000	Pays	3-month USD-LIBOR-BBA	2.057	3/27/22	99,548
LCH.Clearnet	5,000	Pays	3-month USD-LIBOR-BBA	1.990	4/7/22	17,436

						$121,285

Abbreviations:

CPI-U (NSA)	–	Consumer Price Index All Urban Non-Seasonally Adjusted

7	See Notes to Financial Statements.

Eaton Vance

Short Duration Real Return Fund

April 30, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2017
Investment in affiliated Portfolio, at value (identified cost, $35,311,277)	$35,786,891
Unaffiliated investments, at value (identified cost, $109,548,574)	109,537,406
Affiliated investment, at value (identified cost, $2,652,619)	2,652,826
Restricted cash*	720,231
Interest receivable	177,923
Dividends receivable from affiliated investment	2,403
Receivable for Fund shares sold	473,849
Receivable for open swap contracts	277,810
Receivable for variation margin on open centrally cleared swap contracts	1,592
Receivable from affiliate	20,252
Total assets	$149,651,183

Liabilities
Cash collateral due to broker	$260,000
Payable for when-issued securities	449,957
Payable for Fund shares redeemed	152,733
Payable for open swap contracts	208,814
Distributions payable	33,195
Due to custodian	234,899
Payable to affiliates:
Investment adviser fee	39,886
Distribution and service fees	10,288
Trustees’ fees	42
Accrued expenses	27,540
Total liabilities	$1,417,354
Net Assets	$148,233,829

Sources of Net Assets
Paid-in capital	$154,660,914
Accumulated net realized loss	(7,136,893)
Accumulated undistributed net investment income	54,874
Net unrealized appreciation	654,934
Total	$148,233,829

Class A Shares
Net Assets	$16,497,539
Shares Outstanding	1,670,665
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.87
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$10.10

Class C Shares
Net Assets	$8,868,416
Shares Outstanding	902,733
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$9.82

Class I Shares
Net Assets	$122,867,874
Shares Outstanding	12,459,797
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.86

On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the custodian and the broker for open derivative contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

8	See Notes to Financial Statements.

Eaton Vance

Short Duration Real Return Fund

April 30, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2017
Interest	$819,653
Interest and other income allocated from affiliated Portfolio	743,785
Dividends from affiliated investment	11,779
Dividends allocated from Portfolio	8,668
Expenses, excluding interest expense, allocated from Portfolio	(70,006)
Interest expense allocated from Portfolio	(38,566)
Total investment income	$1,475,313

Expenses
Investment adviser fee	$166,956
Distribution and service fees
Class A	22,215
Class C	37,951
Trustees’ fees and expenses	250
Custodian fee	18,745
Transfer and dividend disbursing agent fees	27,197
Legal and accounting services	21,245
Printing and postage	11,853
Registration fees	27,753
Miscellaneous	6,286
Total expenses	$340,451
Deduct —
Reimbursement of expenses by affiliate	$67,844
Total expense reductions	$67,844

Net expenses	$272,607

Net investment income	$1,202,706

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$49,758
Investment transactions — affiliated investment	(201)
Swap contracts	11,350
Net realized gain (loss) allocated from Portfolio —
Investment transactions	(76,888)
Foreign currency and forward foreign currency exchange contract transactions	25,447
Net realized gain	$9,466
Change in unrealized appreciation (depreciation) —
Investments	$(247,190)
Investments — affiliated investment	174
Swap contracts	133,875
Change in unrealized appreciation (depreciation) allocated from Portfolio —
Investments	463,835
Foreign currency and forward foreign currency exchange contracts	(44,131)
Net change in unrealized appreciation (depreciation)	$306,563

Net realized and unrealized gain	$316,029

Net increase in net assets from operations	$1,518,735

9	See Notes to Financial Statements.

Eaton Vance

Short Duration Real Return Fund

April 30, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
From operations —
Net investment income	$1,202,706	$818,212
Net realized gain (loss) from investment transactions, swap contracts and foreign currency and forward foreign currency exchange contract transactions	9,466	(992,988)
Net change in unrealized appreciation (depreciation) from investments, swap contracts, foreign currency and forward foreign currency exchange contracts	306,563	2,411,567
Net increase in net assets from operations	$1,518,735	$2,236,791
Distributions to shareholders —
From net investment income
Class A	$(164,835)	$(503,822)
Class C	(45,183)	(133,251)
Class I	(909,434)	(762,450)
Total distributions to shareholders	$(1,119,452)	$(1,399,523)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$11,191,006	$13,233,109
Class C	2,703,030	1,521,779
Class I	90,914,604	34,473,486
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	156,254	479,053
Class C	42,815	122,624
Class I	735,775	612,062
Cost of shares redeemed
Class A	(13,133,981)	(19,608,602)
Class C	(991,419)	(2,369,861)
Class I	(11,223,979)	(14,111,277)
Net increase in net assets from Fund share transactions	$80,394,105	$14,352,373

Net increase in net assets	$80,793,388	$15,189,641

Net Assets
At beginning of period	$67,440,441	$52,250,800
At end of period	$148,233,829	$67,440,441

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$54,874	$(28,380)

10	See Notes to Financial Statements.

Eaton Vance

Short Duration Real Return Fund

April 30, 2017

Financial Highlights

	Class A
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016		2015	2014	2013	2012
Net asset value — Beginning of period	$9.820		$9.670		$9.990	$10.180	$10.460	$10.380

Income (Loss) From Operations
Net investment income	$0.095	(1)	$0.134	(1)	$0.089 (1)	$0.125 (1)	$0.083 (1)	$0.127
Net realized and unrealized gain (loss)	0.047		0.263		(0.294)	(0.124)	(0.070)	0.186

Total income (loss) from operations	$0.142		$0.397		$(0.205)	$0.001	$0.013	$0.313

Less Distributions
From net investment income	$(0.092)		$(0.247)		$(0.115)	$(0.191)	$(0.163)	$(0.129)
From net realized gain	—		—		—	—	(0.130)	(0.104)

Total distributions	$(0.092)		$(0.247)		$(0.115)	$(0.191)	$(0.293)	$(0.233)

Net asset value — End of period	$9.870		$9.820		$9.670	$9.990	$10.180	$10.460

Total Return(2)(3)	1.45	%(4)	4.17%		(2.06)%	0.01%	0.12%	3.08%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$16,498		$18,207		$23,849	$28,337	$34,950	$35,155
Ratios (as a percentage of average daily net assets):(5)
Expenses(3)(6)	0.87	%(7)(8)	1.02	%(8)	0.90%	0.90%	1.08%	1.15%
Net investment income	1.94	%(7)	1.39%		0.91%	1.23%	0.81%	1.32%
Portfolio Turnover of the Fund(9)	20	%(4)	83%		74%	124%	74%	38%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser of a Portfolio and/or the investment adviser and the administrator of the Fund reimbursed expenses (equal to 0.13%, 0.23%, 0.34%, 0.26%, 0.14% and 0.09% of average daily net assets for the six months ended April 30, 2017 and the years ended October 31, 2016, 2015, 2014, 2013 and 2012, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s/Portfolios’ allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	Includes interest expense of 0.07% and 0.12% of average daily net assets for the six months ended April 30, 2017 and the year ended October 31, 2016, respectively.

(9)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolio(s) and purchases and sales of securities held directly by the Fund, if any.

11	See Notes to Financial Statements.

Eaton Vance

Short Duration Real Return Fund

April 30, 2017

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016		2015	2014	2013	2012
Net asset value — Beginning of period	$9.780		$9.630		$9.980	$10.160	$10.440	$10.370

Income (Loss) From Operations
Net investment income	$0.061	(1)	$0.075	(1)	$0.009 (1)	$0.046 (1)	$0.001 (1)	$0.053
Net realized and unrealized gain (loss)	0.036		0.250		(0.292)	(0.111)	(0.068)	0.186

Total income (loss) from operations	$0.097		$0.325		$(0.283)	$(0.065)	$(0.067)	$0.239

Less Distributions
From net investment income	$(0.057)		$(0.175)		$(0.067)	$(0.115)	$(0.083)	$(0.065)
From net realized gain	—		—		—	—	(0.130)	(0.104)

Total distributions	$(0.057)		$(0.175)		$(0.067)	$(0.115)	$(0.213)	$(0.169)

Net asset value — End of period	$9.820		$9.780		$9.630	$9.980	$10.160	$10.440

Total Return(2)(3)	1.00	%(4)	3.43%		(2.84)%	(0.65)%	(0.65)%	2.35%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8,868		$7,080		$7,704	$11,390	$17,002	$20,703
Ratios (as a percentage of average daily net assets):(5)
Expenses(3)(6)	1.62	%(7)(8)	1.77	%(8)	1.65%	1.65%	1.83%	1.90%
Net investment income	1.26	%(7)	0.78%		0.09%	0.45%	0.01%	0.53%
Portfolio Turnover of the Fund(9)	20	%(4)	83%		74%	124%	74%	38%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser of a Portfolio and/or the investment adviser and the administrator of the Fund reimbursed expenses (equal to 0.13%, 0.23%, 0.34%, 0.26%, 0.14% and 0.09% of average daily net assets for the six months ended April 30, 2017 and the years ended October 31, 2016, 2015, 2014, 2013 and 2012, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s/Portfolios’ allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	Includes interest expense of 0.07% and 0.12% of average daily net assets for the six months ended April 30, 2017 and the year ended October 31, 2016, respectively.

(9)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolio(s) and purchases and sales of securities held directly by the Fund, if any.

12	See Notes to Financial Statements.

Eaton Vance

Short Duration Real Return Fund

April 30, 2017

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016		2015	2014	2013	2012
Net asset value — Beginning of period	$9.810		$9.670		$9.990	$10.170	$10.450	$10.380

Income (Loss) From Operations
Net investment income	$0.121	(1)	$0.178	(1)	$0.133 (1)	$0.154 (1)	$0.108 (1)	$0.157
Net realized and unrealized gain (loss)	0.033		0.248		(0.322)	(0.119)	(0.071)	0.172

Total income (loss) from operations	$0.154		$0.426		$(0.189)	$0.035	$0.037	$0.329

Less Distributions
From net investment income	$(0.104)		$(0.286)		$(0.131)	$(0.215)	$(0.187)	$(0.155)
From net realized gain	—		—		—	—	(0.130)	(0.104)

Total distributions	$(0.104)		$(0.286)		$(0.131)	$(0.215)	$(0.317)	$(0.259)

Net asset value — End of period	$9.860		$9.810		$9.670	$9.990	$10.170	$10.450

Total Return(2)(3)	1.57	%(4)	4.50%		(1.90)%	0.34%	0.36%	3.24%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$122,868		$42,154		$20,697	$17,488	$14,027	$14,632
Ratios (as a percentage of average daily net assets):(5)
Expenses(3)(6)	0.61	%(7)(8)	0.77	%(8)	0.65%	0.65%	0.83%	0.90%
Net investment income	2.47	%(7)	1.84%		1.35%	1.52%	1.05%	1.31%
Portfolio Turnover of the Fund(9)	20	%(4)	83%		74%	124%	74%	38%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The investment adviser of a Portfolio and/or the investment adviser and the administrator of the Fund reimbursed expenses (equal to 0.13%, 0.23%, 0.34%, 0.26%, 0.14% and 0.09% of average daily net assets for the six months ended April 30, 2017 and the years ended October 31, 2016, 2015, 2014, 2013 and 2012, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s/Portfolios’ allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	Includes interest expense of 0.07% and 0.12% of average daily net assets for the six months ended April 30, 2017 and the year ended October 31, 2016, respectively.

(9)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolio(s) and purchases and sales of securities held directly by the Fund, if any.

13	See Notes to Financial Statements.

Eaton Vance

Short Duration Real Return Fund

April 30, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Short Duration Real Return Fund (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is real return (real return is defined as total return less the estimated cost of inflation (typically measured by the change in an official inflation measure)). The Fund pursues its objective by investing directly in commercial mortgage-backed securities, Treasury Inflation-Protected Securities and certain other real return instruments and in interests in Senior Debt Portfolio (the Portfolio), a Massachusetts business trust managed by Eaton Vance Management (EVM). The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (0.5% at April 30, 2017). The performance of the Fund is directly affected by the performance of the Portfolio. A copy of the Portfolio’s financial statements is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, D.C. or upon request from the Fund’s principal underwriter, Eaton Vance Distributors, Inc. (EVD), by calling 1-800-262-1122.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments. The valuation policy of the Fund and of the Portfolio is as follows:

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Affiliated Fund. The Fund and Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by EVM. While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund or Portfolio in a manner that fairly reflects the security’s value, or the amount that the Fund or Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

Additional valuation policies of the Fund are as follows:

Derivatives. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Additional valuation policies of the Portfolio are as follows:

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a

14

Eaton Vance

Short Duration Real Return Fund

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

B  Income — The Fund’s net investment income or loss includes the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund. Interest income on direct investments in securities is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income on direct investments is recorded on the ex-dividend date for dividends received in cash and/or securities.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Fund and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared

15

Eaton Vance

Short Duration Real Return Fund

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment.

Pursuant to interest rate swap agreements, the Fund either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Fund makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

H  Inflation Swaps — Pursuant to inflation swap agreements, the Fund either makes floating-rate payments based on a benchmark index in exchange for fixed-rate payments or the Fund makes fixed-rate payments in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Fund is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of interest rates or the index.

I  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

J  Other — Investment transactions are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

K  Interim Financial Statements — The interim financial statements relating to April 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2016, the Fund, for federal income tax purposes, had deferred capital losses of $5,614,257 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2016, $1,721,331 are short-term and $3,892,926 are long-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$149,040,095

Gross unrealized appreciation	$581,281
Gross unrealized depreciation	(1,644,253)

Net unrealized depreciation	$(1,062,972)

16

Eaton Vance

Short Duration Real Return Fund

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory and administrative agreement and subsequent fee reduction agreement between the Fund and EVM, the fee is computed at an annual rate of 0.45% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $1 billion and is payable monthly. On Investable Assets of $1 billion and over, the annual fee is reduced. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Fund who are not interested persons of EVM or the Fund and by the vote of a majority of shareholders. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. For the six months ended April 30, 2017, the Fund’s allocated portion of the investment adviser fees paid by the Portfolio totaled $64,650 and the investment adviser fee paid by the Fund on Investable Assets amounted to $166,956. For the six months ended April 30, 2017, the Fund’s investment adviser fee, including the investment adviser fees allocated from the Portfolio, was 0.44% (annualized) of the Fund’s average daily net assets. EVM also serves as the administrator of the Fund, but currently receives no compensation.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.75%, 1.50% and 0.50% (0.90%, 1.65% and 0.65% prior to January 1, 2017) of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after February 28, 2018. Pursuant to this agreement, EVM reimbursed expenses of $67,844 for the six months ended April 30, 2017.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2017, EVM earned $1,424 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that EVD, an affiliate of EVM, received $2,990 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2017. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund and the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2017 amounted to $22,215 for Class A shares. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2017, the Fund paid or accrued to EVD $28,463 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2017 amounted to $9,488 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Prior to September 30, 2015, Class A shares may have been subject to a 0.75% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Effective September 30, 2015, the CDSC on Class A shares was eliminated for new share purchases. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2017, the Fund was informed that EVD received no CDSCs paid by Class A shareholders and approximately $100 of CDSCs paid by Class C shareholders.

6  Investment Transactions

For the six months ended April 30, 2017, increases and decreases in the Fund’s investment in the Portfolio aggregated $23,603,652 and $6,974,903, respectively.

17

Eaton Vance

Short Duration Real Return Fund

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

7  Purchases and Sales of Investments

Purchases and sales of investments by the Fund, other than short-term obligations, and including maturities and paydowns, for the six months ended April 30, 2017 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$21,724,089	$3,065,972
U.S. Government and Agency Securities	54,845,606	11,146,569

	$76,569,695	$14,212,541

8  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	1,135,163	1,368,526
Issued to shareholders electing to receive payments of distributions in Fund shares	15,844	49,688
Redemptions	(1,333,866)	(2,030,116)

Net decrease	(182,859)	(611,902)

Class C	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	275,506	158,835
Issued to shareholders electing to receive payments of distributions in Fund shares	4,364	12,778
Redemptions	(101,259)	(247,528)

Net increase (decrease)	178,611	(75,915)

Class I	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Sales	9,228,540	3,556,549
Issued to shareholders electing to receive payments of distributions in Fund shares	74,644	63,387
Redemptions	(1,139,932)	(1,462,809)

Net increase	8,163,252	2,157,127

9  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all

18

Eaton Vance

Short Duration Real Return Fund

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2017 is included in the Portfolio of Investments. At April 30, 2017, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective and its use of derivatives. The Fund enters into interest rate and inflation swap agreements to swap nominal interest payments with respect to its investments in certain fixed or floating-rate debt (including floating-rate loans) for payments based on changes in the U.S. Consumer Price Index or other measures of inflation.

The Fund enters into swap contracts (other than centrally cleared swaps) that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At April 30, 2017, the fair value of derivatives with credit-related contingent features in a net liability position was $208,814. At April 30, 2017, there were no assets pledged by the Fund for such liability.

The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to broker at April 30, 2017 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 11) at April 30, 2017.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at April 30, 2017 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Swap contracts	$277,810(1)		$(208,814	)(2)
Swap contracts (centrally cleared)	121,285	(3)	—

Total	$399,095		$(208,814)

Derivatives not subject to master netting or similar agreements	$121,285		$—

Total Derivatives subject to master netting or similar agreements	$277,810		$(208,814)

(1)	Statement of Assets and Liabilities location: Receivable for open swap contracts; Net unrealized appreciation.

(2)	Statement of Assets and Liabilities location: Payable for open swap contracts; Net unrealized appreciation.

(3)

Amount represents cumulative unrealized appreciation on centrally cleared swap contracts. Only the current day’s variation margin on open centrally cleared swap contracts is reported within the Statement of Assets and Liabilities as Receivable for variation margin on open centrally cleared swap contracts.

19

Eaton Vance

Short Duration Real Return Fund

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

The Fund’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of April 30, 2017.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Barclays Bank PLC	$155,445	$(89,722)	$—	$(65,723)	$—
Citibank, N.A.	122,365	(73,592)	—	—	48,773
	$277,810	$(163,314)	$—	$(65,723)	$48,773

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Bank of America, N.A.	$(45,500)	$—	$—	$—	$(45,500)
Barclays Bank PLC	(89,722)	89,722	—	—	—
Citibank, N.A.	(73,592)	73,592	—	—	—
	$(208,814)	$163,314	$—	$—	$(45,500)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended April 30, 2017 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Swap contracts	$11,350	(1)	$133,875	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Swap contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Swap contracts.

The average notional amount of swap contracts outstanding during the six months ended April 30, 2017, which is indicative of the volume of this derivative type, was approximately $47,714,000.

10  Overdraft Advances

Pursuant to the custodian agreement, State Street Bank and Trust (SSBT) may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on the Fund’s assets to the extent of any overdraft. At April 30, 2017, the Fund had an overdraft balance due to SSBT pursuant to the foregoing arrangement of $234,899. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at April 30, 2017. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 11) at April 30, 2017. The Fund’s average overdraft advances during the six months ended April 30, 2017 were not significant.

20

Eaton Vance

Short Duration Real Return Fund

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Investment in Affiliated Portfolio	$35,786,891	$—	$—	$35,786,891
U.S. Treasury Obligations	—	81,867,246	—	81,867,246
Commercial Mortgage-Backed Securities	—	1,630,015	—	1,630,015
Asset-Backed Securities	—	26,040,145	—	26,040,145
Short-Term Investments	—	2,652,826	—	2,652,826

Total Investments	$35,786,891	$112,190,232	$—	$147,977,123

Swap Contracts	$—	$399,095	$—	$399,095

Total	$35,786,891	$112,589,327	$—	$148,376,218

Liability Description

Swap Contracts	$—	$(208,814)	$—	$(208,814)

Total	$—	$(208,814)	$—	$(208,814)

The Fund held no investments or other financial instruments as of October 31, 2016 whose fair value was determined using Level 3 inputs. At April 30, 2017, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

21

Eaton Vance

Short Duration Real Return Fund

April 30, 2017

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 25, 2017, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2017. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

22

Eaton Vance

Short Duration Real Return Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2017, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and ten times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Short Duration Real Return Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreements of Eaton Vance Floating Rate Portfolio, Senior Debt Portfolio and Short-Term U.S. Government Portfolio (the “Portfolios”), which are portfolios in which the Fund is authorized to invest, each with Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolios, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolios.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolios, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolios by the applicable Adviser. BMR manages the Portfolios, while EVM allocates the assets of the Fund among the Portfolios and is also authorized to cause the Fund to make direct investments in the same type of securities in which the Portfolios are authorized to invest.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolios, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolios. In particular, the Board considered the abilities and experience of such investment professionals in investing in income instruments, including, in the case of the Fund, real return instruments such as inflation-indexed securities. With respect to the Short-Term U.S. Government Portfolio, the Board noted the experience of BMR’s investment professionals in investing in securities issued, backed or otherwise guaranteed by the U.S. government. With respect to the Eaton Vance Floating Rate Portfolio and Senior Debt Portfolio, the Board considered the experience of BMR’s investment professionals in investing in senior floating rate loans. For all the Portfolios, the Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of each Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition,

23

Eaton Vance

Short Duration Real Return Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolios, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolios, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolios.

The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in a Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Trustees considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to: gain exposure to sectors of the market EVM believes may not be represented or underrepresented by the Portfolios; to hedge certain Portfolio exposures; and/or to otherwise manage the exposures of the Fund.

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board was aware that on April 24, 2017 a former employee of the Adviser agreed to plead guilty to fraud charges arising from the individual’s prior activities as an equity options trader for certain Eaton Vance Funds. The Board was informed that the Adviser became aware of the matter on April 18, 2017, at which time management contacted federal authorities, alerted the Board and began an internal investigation. The Adviser represented to the Board that, based on information available as of April 25, 2017, management had no reason to believe that any other employee of the Adviser or its affiliates was involved in any wrongful activities or that any fund had been materially harmed. The Adviser agreed to keep the Board fully apprised as additional information is learned, and assured the Board that any fund harmed by the former employee’s wrongful activities will be made whole, as determined in consultation with the Board. The Board concluded that the Adviser’s actions in response to these events are appropriate and consistent with the Adviser’s commitment to protect and provide quality services to the Eaton Vance Funds.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2016 for the Fund. The Board also considered the performance of the underlying Portfolios. With respect to Short-Term U.S. Government Portfolio, the Board took into account the purpose served by the Portfolio as an investment option for other Eaton Vance Funds seeking to participate in performance of the asset classes in which the Portfolio invests. On the basis of the foregoing and other relevant information provided to the Board, the Board concluded that the Portfolio had achieved its performance objective. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolios and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2016, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain Fund specific factors that had an impact on Fund expense ratios relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolios and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their relationships with the Fund and the Portfolios,

24

Eaton Vance

Short Duration Real Return Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolios and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolios, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolios increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolios, the structure of the advisory fees, some of which include breakpoints at several asset levels, will allow the Fund and the Portfolios to continue to benefit from any economies of scale in the future.

25

Eaton Vance

Short Duration Real Return Fund

April 30, 2017

Officers and Trustees

Officers of Eaton Vance Short Duration Real Return Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Short Duration Real Return Fund

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

Scott E. Wennerholm**

*	Interested Trustee

**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

26

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

27

This Page Intentionally Left Blank

Investment Adviser and Administrator of

Eaton Vance Short Duration Real Return Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7769    4.30.17

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Trust’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it or a “covered person” of the accounting firm (within the meaning of applicable SEC rules relating to auditor independence) receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and one or more lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds notwithstanding the existence of one or more breaches of the Loan Rule.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to an auditor independence issue arising under the Loan Rule. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

Based on information provided by D&T to the Audit Committee, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. Among other things, D&T has advised the Audit Committee of its conclusion that the consequences of the breach of the Loan Rule have been satisfactorily addressed, that D&T’s objectivity and impartiality in the planning and conduct of the audits of the Fund’s financial statements has not been compromised and that, notwithstanding the breach, D&T is in a position to continue as the auditor for the Funds and D&T does not believe any actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on its consideration of the No-Action Letter and other relevant information communicated to the Audit Committee.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 26, 2017

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 26, 2017